UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08629
Hartford Series Fund, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report
June 30, 2025
Hartford Balanced HLS Fund
Class IA/HADAX
This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$32	0.63%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$1,632,024,424
Total number of portfolio holdings (excluding derivatives, if any)	480
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	33%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	65.5%
U.S. Government Securities	21.0%
Corporate Bonds	10.4%
Asset & Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.5%
Foreign Government Obligations	0.3%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHADAX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Balanced HLS Fund
Class IB/HAIBX
This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.88%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$1,632,024,424
Total number of portfolio holdings (excluding derivatives, if any)	480
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	33%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	65.5%
U.S. Government Securities	21.0%
Corporate Bonds	10.4%
Asset & Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.5%
Foreign Government Obligations	0.3%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAIBX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Capital Appreciation HLS Fund
Class IA/HIACX
This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$3,635,339,066
Total number of portfolio holdings (excluding derivatives, if any)	156
Portfolio turnover rate	30%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.5%
Financials	14.0%
Communication Services	11.3%
Consumer Discretionary	11.1%
Health Care	9.5%
Industrials	6.8%
Consumer Staples	4.5%
Materials	3.7%
Real Estate	3.0%
Energy	2.8%
Utilities	2.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIACX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Capital Appreciation HLS Fund
Class IB/HIBCX
This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$46	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$3,635,339,066
Total number of portfolio holdings (excluding derivatives, if any)	156
Portfolio turnover rate	30%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.5%
Financials	14.0%
Communication Services	11.3%
Consumer Discretionary	11.1%
Health Care	9.5%
Industrials	6.8%
Consumer Staples	4.5%
Materials	3.7%
Real Estate	3.0%
Energy	2.8%
Utilities	2.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIBCX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Capital Appreciation HLS Fund
Class IC/HCPCX
This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$59	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$3,635,339,066
Total number of portfolio holdings (excluding derivatives, if any)	156
Portfolio turnover rate	30%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.5%
Financials	14.0%
Communication Services	11.3%
Consumer Discretionary	11.1%
Health Care	9.5%
Industrials	6.8%
Consumer Staples	4.5%
Materials	3.7%
Real Estate	3.0%
Energy	2.8%
Utilities	2.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCPCX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Disciplined Equity HLS Fund
Class IA/HIAGX
This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$30	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$2,944,969,484
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	17%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.0%
Financials	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.5%
Health Care	8.1%
Consumer Staples	6.9%
Materials	2.9%
Energy	2.7%
Real Estate	2.6%
Utilities	2.2%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIAGX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Disciplined Equity HLS Fund
Class IB/HBGIX
This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$43	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$2,944,969,484
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	17%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.0%
Financials	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.5%
Health Care	8.1%
Consumer Staples	6.9%
Materials	2.9%
Energy	2.7%
Real Estate	2.6%
Utilities	2.2%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBGIX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Disciplined Equity HLS Fund
Class IC/HLSCX
This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$55	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$2,944,969,484
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	17%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.0%
Financials	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.5%
Health Care	8.1%
Consumer Staples	6.9%
Materials	2.9%
Energy	2.7%
Real Estate	2.6%
Utilities	2.2%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLSCX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Dividend and Growth HLS Fund
Class IA/HIADX
This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$3,278,109,648
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	22%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.5%
Information Technology	18.8%
Health Care	13.6%
Industrials	13.1%
Communication Services	7.0%
Energy	6.5%
Consumer Staples	5.2%
Consumer Discretionary	5.0%
Utilities	4.4%
Real Estate	3.5%
Materials	2.3%
Short-Term Investments	1.5%
Other Assets & Liabilities	(0.4)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIADX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Dividend and Growth HLS Fund
Class IB/HDGBX
This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$46	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$3,278,109,648
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	22%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.5%
Information Technology	18.8%
Health Care	13.6%
Industrials	13.1%
Communication Services	7.0%
Energy	6.5%
Consumer Staples	5.2%
Consumer Discretionary	5.0%
Utilities	4.4%
Real Estate	3.5%
Materials	2.3%
Short-Term Investments	1.5%
Other Assets & Liabilities	(0.4)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGBX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Healthcare HLS Fund
Class IA/HIAHX
This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$45	0.94%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$104,701,521
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	20%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.8%
Biotechnology	20.8%
Health Care Providers & Services	20.3%
Health Care Equipment & Services & Supplies	18.5%
Life Sciences Tools & Services	8.7%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIAHX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Healthcare HLS Fund
Class IB/HBGHX
This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$58	1.19%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$104,701,521
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	20%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.8%
Biotechnology	20.8%
Health Care Providers & Services	20.3%
Health Care Equipment & Services & Supplies	18.5%
Life Sciences Tools & Services	8.7%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBGHX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford International Opportunities HLS Fund
Class IA/HIAOX
This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$41	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$806,370,342
Total number of portfolio holdings (excluding derivatives, if any)	83
Portfolio turnover rate	24%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	14.7%
Japan	13.7%
United Kingdom	11.9%
United States	7.9%
France	7.8%
Canada	6.6%
China	4.9%
India	4.1%
Taiwan	4.0%
South Korea	3.3%
Other**	19.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIAOX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford International Opportunities HLS Fund
Class IB/HBIOX
This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$55	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$806,370,342
Total number of portfolio holdings (excluding derivatives, if any)	83
Portfolio turnover rate	24%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	14.7%
Japan	13.7%
United Kingdom	11.9%
United States	7.9%
France	7.8%
Canada	6.6%
China	4.9%
India	4.1%
Taiwan	4.0%
South Korea	3.3%
Other**	19.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBIOX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford MidCap HLS Fund
Class IA/HIMCX
This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$38	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$800,550,390
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	33%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.4%
Consumer Discretionary	18.6%
Financials	11.9%
Health Care	9.2%
Energy	4.0%
Communication Services	3.1%
Consumer Staples	2.9%
Utilities	2.6%
Real Estate	0.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIMCX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford MidCap HLS Fund
Class IB/HBMCX
This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$51	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$800,550,390
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	33%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.4%
Consumer Discretionary	18.6%
Financials	11.9%
Health Care	9.2%
Energy	4.0%
Communication Services	3.1%
Consumer Staples	2.9%
Utilities	2.6%
Real Estate	0.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBMCX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Small Cap Growth HLS Fund
Class IA/HISCX
This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$32	0.67%
*
This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$522,267,221
Total number of portfolio holdings (excluding derivatives, if any)	149
Portfolio turnover rate	48%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.5%
Health Care	21.4%
Information Technology	20.0%
Consumer Discretionary	11.1%
Financials	10.4%
Materials	3.6%
Consumer Staples	3.5%
Energy	2.2%
Communication Services	1.5%
Real Estate	1.5%
Utilities	0.7%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHISCX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Small Cap Growth HLS Fund
Class IB/HBSGX
This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.92%
*
This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$522,267,221
Total number of portfolio holdings (excluding derivatives, if any)	149
Portfolio turnover rate	48%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.5%
Health Care	21.4%
Information Technology	20.0%
Consumer Discretionary	11.1%
Financials	10.4%
Materials	3.6%
Consumer Staples	3.5%
Energy	2.2%
Communication Services	1.5%
Real Estate	1.5%
Utilities	0.7%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBSGX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Small Company HLS Fund
Class IA/HIASX
This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$40	0.81%
*
This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$399,237,339
Total number of portfolio holdings (excluding derivatives, if any)	102
Portfolio turnover rate	33%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.0%
Health Care	24.4%
Information Technology	16.6%
Consumer Discretionary	12.4%
Financials	8.4%
Real Estate	3.3%
Communication Services	2.3%
Materials	1.9%
Energy	1.8%
Consumer Staples	1.7%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIASX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Small Company HLS Fund
Class IB/HDMBX
This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$52	1.06%
*
This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$399,237,339
Total number of portfolio holdings (excluding derivatives, if any)	102
Portfolio turnover rate	33%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.0%
Health Care	24.4%
Information Technology	16.6%
Consumer Discretionary	12.4%
Financials	8.4%
Real Estate	3.3%
Communication Services	2.3%
Materials	1.9%
Energy	1.8%
Consumer Staples	1.7%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDMBX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Stock HLS Fund
Class IA/HSTAX
This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.52%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$1,240,997,758
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	21.3%
Financials	15.8%
Industrials	15.6%
Health Care	15.0%
Consumer Discretionary	10.5%
Consumer Staples	10.4%
Materials	5.0%
Communication Services	2.7%
Real Estate	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSTAX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Stock HLS Fund
Class IB/HIBSX
This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$39	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$1,240,997,758
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	21.3%
Financials	15.8%
Industrials	15.6%
Health Care	15.0%
Consumer Discretionary	10.5%
Consumer Staples	10.4%
Materials	5.0%
Communication Services	2.7%
Real Estate	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIBSX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Total Return Bond HLS Fund
Class IA/HIABX
This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$1,384,951,316
Total number of portfolio holdings	1,299
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	22%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	42.5%
U.S. Government Securities	26.3%
Corporate Bonds	23.0%
Asset & Commercial Mortgage-Backed Securities	18.2%
Foreign Government Obligations	2.5%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	(14.5)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIABX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Total Return Bond HLS Fund
Class IB/HBNBX
This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$38	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$1,384,951,316
Total number of portfolio holdings	1,299
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	22%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	42.5%
U.S. Government Securities	26.3%
Corporate Bonds	23.0%
Asset & Commercial Mortgage-Backed Securities	18.2%
Foreign Government Obligations	2.5%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	(14.5)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBNBX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Ultrashort Bond HLS Fund
Class IA/HUBAX
This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$23	0.45%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$508,523,674
Total number of portfolio holdings (excluding derivatives, if any)	332
Portfolio turnover rate	31%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	35.2%
Corporate Bonds	25.6%
U.S. Government Securities	19.7%
U.S. Government Agencies^	4.8%
Short-Term Investments	15.1%
Other Assets & Liabilities	(0.4)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHUBAX_0625

Semi-Annual Shareholder Report
June 30, 2025
Hartford Ultrashort Bond HLS Fund
Class IB/HUBBX
This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$35	0.70%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$508,523,674
Total number of portfolio holdings (excluding derivatives, if any)	332
Portfolio turnover rate	31%
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	35.2%
Corporate Bonds	25.6%
U.S. Government Securities	19.7%
U.S. Government Agencies^	4.8%
Short-Term Investments	15.1%
Other Assets & Liabilities	(0.4)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHUBBX_0625

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford HLS Funds
Semi-Annual Financial Statements
and Other Information
June 30, 2025 (Unaudited)
◼Hartford Balanced HLS Fund
◼Hartford Capital Appreciation HLS Fund
◼Hartford Disciplined Equity HLS Fund
◼Hartford Dividend and Growth HLS Fund
◼Hartford Healthcare HLS Fund
◼Hartford International Opportunities HLS Fund
◼Hartford MidCap HLS Fund
◼Hartford Small Cap Growth HLS Fund
◼Hartford Small Company HLS Fund
◼Hartford Stock HLS Fund
◼Hartford Total Return Bond HLS Fund
◼Hartford Ultrashort Bond HLS Fund

Hartford HLS Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Balanced HLS Fund	3
Hartford Capital Appreciation HLS Fund	11
Hartford Disciplined Equity HLS Fund	14
Hartford Dividend and Growth HLS Fund	16
Hartford Healthcare HLS Fund	18
Hartford International Opportunities HLS Fund	20
Hartford MidCap HLS Fund	22
Hartford Small Cap Growth HLS Fund	24
Hartford Small Company HLS Fund	27
Hartford Stock HLS Fund	29
Hartford Total Return Bond HLS Fund	31
Hartford Ultrashort Bond HLS Fund	48
Glossary	54
Statements of Assets and Liabilities:
Hartford Balanced HLS Fund	55
Hartford Capital Appreciation HLS Fund	55
Hartford Disciplined Equity HLS Fund	55
Hartford Dividend and Growth HLS Fund	55
Hartford Healthcare HLS Fund	55
Hartford International Opportunities HLS Fund	55
Hartford MidCap HLS Fund	56
Hartford Small Cap Growth HLS Fund	56
Hartford Small Company HLS Fund	56
Hartford Stock HLS Fund	56
Hartford Total Return Bond HLS Fund	56
Hartford Ultrashort Bond HLS Fund	56
Statements of Operations:
Hartford Balanced HLS Fund	57
Hartford Capital Appreciation HLS Fund	57
Hartford Disciplined Equity HLS Fund	57
Hartford Dividend and Growth HLS Fund	57
Hartford Healthcare HLS Fund	57
Hartford International Opportunities HLS Fund	57
Hartford MidCap HLS Fund	58
Hartford Small Cap Growth HLS Fund	58
Hartford Small Company HLS Fund	58
Hartford Stock HLS Fund	58
Hartford Total Return Bond HLS Fund	58
Hartford Ultrashort Bond HLS Fund	58

Hartford HLS Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Balanced HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
	Asset-Backed - Automobile - 0.2%
$ 178,099	CFMT LLC 1.39%, 09/22/2031(1)	$176,013
1,156,030	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	1,173,390
	Wheels Fleet Lease Funding 1 LLC
1,275,863	4.87%, 06/21/2039(1)	1,282,959
760,557	6.46%, 08/18/2038(1)	770,915
		3,403,277
	Asset-Backed - Student Loan - 0.1%
1,143,122	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,168,168
	Commercial Mortgage-Backed Securities - 0.2%
3,187,851	RFR Trust 5.56%, 03/11/2041(1)(2)	3,248,390
	Other Asset-Backed Securities - 0.4%
	Castlelake Aircraft Structured Trust
31,593	3.47%, 01/15/2046(1)	31,126
227,472	3.97%, 04/15/2039(1)	215,533
	CF Hippolyta Issuer LLC
772,807	1.53%, 03/15/2061(1)	745,162
410,193	1.69%, 07/15/2060(1)	405,804
195,426	5.97%, 08/15/2062(1)	195,922
1,319,884	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,271,373
72,711	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	70,237
176,397	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	167,664
1,155,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	1,164,566
72,652	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	70,689
50,912	MAPS Ltd. 4.46%, 03/15/2044(1)	50,199
420,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	395,425
2,572,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,563,541
111,856	Start II Ltd. 4.09%, 03/15/2044(1)	110,739
		7,457,980
	Whole Loan Collateral CMO - 0.2%
26,815	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	26,320
324,200	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	312,545
	Federal National Mortgage Association Connecticut Avenue Securities Trust
182,476	5.86%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(3)	182,926
59,180	10.32%, 10/25/2028, 30 day USD SOFR Average + 6.01%(3)	60,807
	Flagstar Mortgage Trust
498,112	2.00%, 09/25/2041(1)(2)	437,573
232,456	4.00%, 05/25/2048(1)(2)	216,947
154,290	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	147,654
537	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	535
1,986,462	PRET Trust 4.00%, 08/25/2064(1)(4)	1,909,723
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% - (continued)
	Whole Loan Collateral CMO - 0.2% - (continued)
	Towd Point Mortgage Trust
$ 101,974	2.75%, 06/25/2057(1)(2)	$99,351
28,538	3.00%, 01/25/2058(1)(2)	28,153
		3,422,534
	Total Asset & Commercial Mortgage-Backed Securities (cost $18,434,654)	$18,700,349
CORPORATE BONDS - 10.4%
	Aerospace & Defense - 0.2%
	Boeing Co.
51,000	5.81%, 05/01/2050	$48,909
1,809,000	6.86%, 05/01/2054	1,980,341
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	513,463
		2,542,713
	Airlines - 0.0%
67,044	United Airlines Pass-Through Trust 4.60%, 09/01/2027	66,213
	Commercial Banks - 2.6%
1,200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(5)	1,222,076
	Bank of America Corp.
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(5)	1,585,286
2,280,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(5)	2,336,885
2,239,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	2,332,406
574,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(5)	605,719
460,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(5)	466,499
	Barclays PLC
960,000	5.09%, 02/25/2029, (5.09% fixed rate until 02/25/2028; 6 mo. USD SOFR + 0.96% thereafter)(5)	971,930
802,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(5)	829,849
	BPCE SA
1,130,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(5)	1,150,614
1,450,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	1,504,068
	Canadian Imperial Bank of Commerce
1,210,000	4.51%, 09/11/2027, (4.51% fixed rate until 09/11/2026; 6 mo. USD SOFR + 0.93% thereafter)(5)	1,211,903
1,430,000	4.63%, 09/11/2030, (4.63% fixed rate until 09/11/2029; 6 mo. USD SOFR + 1.34% thereafter)(5)	1,430,164
1,460,000	5.24%, 06/28/2027	1,486,249
The accompanying notes are an integral part of these financial statements.

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Commercial Banks - 2.6% - (continued)
$ 455,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	$471,263
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	2,582,633
	Credit Agricole SA
1,540,000	4.63%, 09/11/2028, (4.63% fixed rate until 09/11/2027; 6 mo. USD SOFR + 1.21% thereafter)(1)(5)	1,541,814
2,733,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(5)	2,872,413
1,150,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	1,229,375
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(5)	566,863
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(5)	298,911
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(5)	686,168
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD Term SOFR + 1.59% thereafter)(5)	806,510
463,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(5)	465,680
930,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(5)	953,695
	Morgan Stanley
260,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 6 mo. USD SOFR + 2.08% thereafter)(5)	260,442
925,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	946,916
795,000	5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(5)	816,079
	Standard Chartered PLC
1,205,000	5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(5)	1,217,369
1,025,000	5.55%, 01/21/2029, (5.55% fixed rate until 01/21/2028; 1 yr. USD CMT + 1.05% thereafter)(1)(5)	1,046,975
2,737,000	UBS AG 7.50%, 02/15/2028	2,952,574
1,050,000	UBS Group AG 6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(5)	1,127,647
	Wells Fargo & Co.
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(5)	1,491,374
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Commercial Banks - 2.6% - (continued)
$ 1,000,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	$1,025,838
1,665,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	1,759,718
		42,253,905
	Diversified Financial Services - 0.6%
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,659,885
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,255,702
	Capital One Financial Corp.
455,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(5)	470,663
1,532,000	5.88%, 07/26/2035, (5.88% fixed rate until 07/26/2034; 6 mo. USD SOFR + 1.99% thereafter)(5)	1,579,493
175,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(5)	182,417
2,168,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	2,275,748
96,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(5)	108,465
1,170,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(5)	1,359,995
165,000	Nasdaq, Inc. 6.10%, 06/28/2063	168,264
		10,060,632
	Electric - 0.7%
120,000	Alabama Power Co. 5.10%, 04/02/2035	120,935
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	1,055,769
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,906,703
	FirstEnergy Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	232,448
60,000	5.15%, 03/30/2026(1)	60,136
75,000	5.20%, 04/01/2028(1)	76,505
	Georgia Power Co.
756,000	4.30%, 03/15/2042	652,480
245,000	4.75%, 09/01/2040	227,925
725,000	4.85%, 03/15/2031	740,729
826,000	5.13%, 05/15/2052	771,921
165,000	Ohio Edison Co. 4.95%, 12/15/2029(1)	167,260
1,395,000	Public Service Co. of Oklahoma 5.45%, 01/15/2036	1,404,971
600,000	Public Service Electric & Gas Co. 3.65%, 09/01/2042	472,781
	SCE Recovery Funding LLC
323,973	0.86%, 11/15/2033	287,854
220,000	1.94%, 05/15/2040	164,493
125,000	2.51%, 11/15/2043	82,418
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(5)	1,111,551
The accompanying notes are an integral part of these financial statements.

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Electric - 0.7% - (continued)
$ 1,353,379	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	$1,339,659
170,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	172,961
		11,049,499
	Food - 0.4%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2,080,000	5.75%, 04/01/2033	2,138,073
2,378,000	6.75%, 03/15/2034	2,595,979
595,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.38%, 04/15/2066(1)	599,385
	Mars, Inc.
365,000	5.65%, 05/01/2045(1)	365,883
1,313,000	5.70%, 05/01/2055(1)	1,309,795
		7,009,115
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	321,258
500,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	508,266
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,829,175
		2,658,699
	Healthcare - Products - 0.3%
200,000	Alcon Finance Corp. 5.75%, 12/06/2052(1)	198,498
	GE HealthCare Technologies, Inc.
1,849,000	4.80%, 01/15/2031	1,864,281
1,981,000	5.50%, 06/15/2035	2,028,614
		4,091,393
	Healthcare - Services - 0.1%
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	928,788
175,000	Sutter Health 2.29%, 08/15/2030	158,048
155,000	Toledo Hospital 5.75%, 11/15/2038	154,818
		1,241,654
	Insurance - 1.6%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	415,549
375,000	4.38%, 06/30/2050	313,854
390,000	4.85%, 05/07/2030	396,208
	Athene Global Funding
2,815,000	2.50%, 03/24/2028(1)	2,662,844
1,800,000	5.35%, 07/09/2027(1)	1,827,950
1,280,000	5.58%, 01/09/2029(1)	1,315,721
858,000	Athene Holding Ltd. 6.63%, 05/19/2055	884,063
780,000	Beacon Funding Trust 6.27%, 08/15/2054(1)	772,135
1,040,000	Belrose Funding Trust II 6.79%, 05/15/2055(1)	1,063,078
1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	2,009,445
	Brown & Brown, Inc.
435,000	4.90%, 06/23/2030	439,048
100,000	5.25%, 06/23/2032	101,990
355,000	CNO Global Funding 4.88%, 12/10/2027(1)	357,775
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,125,305
1,678,000	GA Global Funding Trust 5.90%, 01/13/2035(1)	1,701,938
1,395,000	Henneman Trust 6.58%, 05/15/2055(1)	1,401,982
805,000	Liberty Mutual Group, Inc. 4.57%, 02/01/2029(1)	805,521
425,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	427,631
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Insurance - 1.6% - (continued)
$ 755,000	Mutual of Omaha Cos Global Funding 5.00%, 04/01/2030(1)	$769,295
	Pricoa Global Funding I
215,000	4.70%, 05/28/2030(1)	217,391
415,000	5.35%, 05/28/2035(1)	422,059
	Protective Life Global Funding
510,000	4.80%, 06/05/2030(1)	516,373
1,375,000	5.43%, 01/14/2032(1)	1,419,215
	RGA Global Funding
1,220,000	5.25%, 01/09/2030(1)	1,251,732
1,010,000	5.45%, 05/24/2029(1)	1,041,810
2,090,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(1)	2,112,944
		25,772,856
	Investment Company Security - 0.1%
1,990,000	Abu Dhabi Developmental Holding Co. PJSC 4.38%, 10/02/2031(1)	1,959,718
	Media - 0.1%
2,463,000	Charter Communications Operating LLC/Charter Communications Operating Capital 3.90%, 06/01/2052	1,690,381
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	407,964
250,000	7.30%, 07/01/2038	272,623
		2,370,968
	Mining - 0.3%
	Glencore Funding LLC
805,000	5.37%, 04/04/2029(1)	825,396
563,000	5.89%, 04/04/2054(1)(6)	551,497
265,000	6.14%, 04/01/2055(1)	267,876
3,073,000	6.38%, 10/06/2030(1)	3,298,103
		4,942,872
	Oil & Gas - 0.3%
	QatarEnergy
935,000	2.25%, 07/12/2031(1)	818,480
780,000	3.13%, 07/12/2041(1)	574,860
	Saudi Arabian Oil Co.
1,905,000	5.38%, 06/02/2035(1)	1,913,472
1,085,000	6.38%, 06/02/2055(1)	1,084,594
		4,391,406
	Pipelines - 0.8%
305,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	308,749
	Columbia Pipelines Operating Co. LLC
1,179,000	6.50%, 08/15/2043(1)	1,217,506
419,000	6.54%, 11/15/2053(1)	433,053
	Enbridge, Inc.
395,000	4.90%, 06/20/2030	398,956
400,000	5.55%, 06/20/2035	406,646
	Energy Transfer LP
180,000	4.95%, 06/15/2028	182,674
295,000	5.00%, 05/15/2050	246,523
1,732,000	5.35%, 05/15/2045	1,559,861
104,000	5.40%, 10/01/2047	92,614
1,020,000	Enterprise Products Operating LLC 5.20%, 01/15/2036	1,026,902
1,529,586	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,356,116
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	602,004
100,000	3.45%, 10/15/2027(1)	97,821
The accompanying notes are an integral part of these financial statements.

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Pipelines - 0.8% - (continued)
	Greensaif Pipelines Bidco SARL
$ 920,000	5.85%, 02/23/2036(1)	$929,197
1,796,000	6.10%, 08/23/2042(1)	1,795,838
735,000	ONEOK, Inc. 4.75%, 10/15/2031	727,708
	Whistler Pipeline LLC
1,454,000	5.40%, 09/30/2029(1)	1,470,631
995,000	5.70%, 09/30/2031(1)	1,014,339
		13,867,138
	Real Estate Investment Trusts - 1.0%
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,450,647
	Crown Castle, Inc.
85,000	2.10%, 04/01/2031	72,927
50,000	2.25%, 01/15/2031	43,498
300,000	3.30%, 07/01/2030	280,819
224,000	4.30%, 02/15/2029	221,081
295,000	4.80%, 09/01/2028	296,771
371,000	4.90%, 09/01/2029	374,338
633,000	5.10%, 05/01/2033	630,397
891,000	5.20%, 09/01/2034	882,617
	Extra Space Storage LP
1,451,000	5.40%, 06/15/2035	1,458,837
435,000	5.50%, 07/01/2030	451,209
935,000	5.90%, 01/15/2031	987,792
1,789,000	GLP Capital LP/GLP Financing II, Inc. 6.75%, 12/01/2033	1,910,949
195,000	Kite Realty Group LP 5.20%, 08/15/2032	196,699
2,718,000	LXP Industrial Trust 6.75%, 11/15/2028	2,877,220
1,504,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 01/15/2035(1)	1,510,954
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	522,896
300,000	1.88%, 07/15/2050(1)	295,100
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	155,677
350,000	3.50%, 06/15/2029(1)	335,030
		15,955,458
	Retail - 0.0%
455,000	Starbucks Corp. 4.80%, 05/15/2030	460,724
	Semiconductors - 0.4%
	Foundry JV Holdco LLC
305,000	5.90%, 01/25/2030(1)	318,719
660,000	5.90%, 01/25/2033(1)	684,209
1,252,000	6.15%, 01/25/2032(1)	1,317,408
1,011,000	6.20%, 01/25/2037(1)	1,052,336
	Intel Corp.
1,936,000	4.60%, 03/25/2040	1,701,957
2,319,000	5.60%, 02/21/2054	2,127,455
		7,202,084
	Software - 0.5%
	Constellation Software, Inc.
225,000	5.16%, 02/16/2029(1)	228,872
1,865,000	5.46%, 02/16/2034(1)	1,902,461
	Oracle Corp.
2,880,000	3.65%, 03/25/2041	2,270,456
810,000	4.50%, 07/08/2044	684,235
	Synopsys, Inc.
1,095,000	4.85%, 04/01/2030	1,110,188
1,200,000	5.00%, 04/01/2032	1,215,521
		7,411,733
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Telecommunications - 0.2%
	AT&T, Inc.
$ 825,000	3.50%, 06/01/2041	$647,184
1,159,000	3.50%, 09/15/2053	784,478
84,000	3.65%, 06/01/2051	59,677
146,000	3.85%, 06/01/2060	102,086
1,841,000	4.30%, 12/15/2042	1,551,083
267,000	4.35%, 06/15/2045	221,350
		3,365,858
	Trucking & Leasing - 0.0%
775,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(1)	793,042
	Total Corporate Bonds (cost $169,008,671)	$169,467,680
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Israel - 0.1%
1,630,000	Israel Government International Bonds 5.38%, 03/12/2029	$1,661,331
	Mexico - 0.1%
	Mexico Government International Bonds
457,000	6.40%, 05/07/2054	419,983
1,265,000	6.75%, 09/27/2034	1,340,900
		1,760,883
	Saudi Arabia - 0.1%
2,015,000	Saudi Government International Bonds 5.38%, 01/13/2031(1)	2,088,664
	Total Foreign Government Obligations (cost $5,461,425)	$5,510,878
MUNICIPAL BONDS - 0.5%
	Airport - 0.0%
60,000	Dallas Fort Worth International Airport, TX, Rev 4.09%, 11/01/2051	$48,976
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	459,529
		508,505
	General - 0.1%
168,940	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	187,125
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	362,512
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,327,859
		1,877,496
	General Obligation - 0.1%
2,382,059	State of Illinois, IL, GO 5.10%, 06/01/2033	2,389,168
	Tobacco - 0.0%
115,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	100,985
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
15,000	6.20%, 11/15/2026	15,162
375,000	6.67%, 11/15/2039	405,538
500,000	6.81%, 11/15/2040	542,333
		963,033
	Utilities - 0.1%
816,470	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	835,071
The accompanying notes are an integral part of these financial statements.

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5% - (continued)
	Utility - Electric - 0.1%
$ 680,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	$738,397
802,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	865,945
		1,604,342
	Total Municipal Bonds (cost $9,031,305)	$8,278,600
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.0%
388	6.98%, 04/01/2029, 1 yr. USD CMT + 2.28%(3)	$388
	Government National Mortgage Association - 0.2%
1,854,664	2.50%, 10/20/2049	1,652,487
25,054	5.00%, 07/15/2037	25,208
215	6.00%, 07/15/2026	216
355	6.00%, 03/15/2028	364
484	6.00%, 04/15/2028	494
5,340	6.00%, 05/15/2028	5,402
3,395	6.00%, 07/15/2028	3,419
1,231	6.00%, 08/15/2028	1,247
8,151	6.00%, 09/15/2028	8,244
18,976	6.00%, 10/15/2028	19,172
18,084	6.00%, 11/15/2028	18,276
13,646	6.00%, 12/15/2028	13,804
330	6.00%, 12/15/2031	342
5,866	6.00%, 09/15/2032	6,155
2,818	6.00%, 11/15/2032	2,945
1,264	6.00%, 04/15/2033	1,263
32,200	6.00%, 06/15/2033	32,899
9,114	6.00%, 10/15/2033	9,530
743	6.00%, 11/15/2033	785
16,008	6.00%, 10/15/2034	16,244
40,636	6.00%, 01/15/2035	41,724
4,576	6.00%, 05/15/2035	4,572
4,399	6.00%, 06/15/2035	4,515
25	6.50%, 03/15/2026	25
36	6.50%, 01/15/2028	36
11,000	6.50%, 03/15/2028	11,111
12,109	6.50%, 04/15/2028	12,223
4,059	6.50%, 05/15/2028	4,099
11,278	6.50%, 06/15/2028	11,414
1,931	6.50%, 10/15/2028	1,958
476	6.50%, 02/15/2035	493
769	7.00%, 11/15/2031	785
469	7.00%, 03/15/2032	478
287,970	7.00%, 11/15/2032	300,787
25,772	7.00%, 01/15/2033	26,616
30,077	7.00%, 05/15/2033	30,939
3,462	7.00%, 07/15/2033	3,563
33,491	7.00%, 11/15/2033	34,474
11,111	7.50%, 09/16/2035	11,182
8	8.00%, 09/15/2026	8
305	8.00%, 12/15/2026	305
472	8.00%, 07/15/2029	482
585	8.00%, 12/15/2029	590
2,092	8.00%, 01/15/2030	2,101
901	8.00%, 02/15/2030	902
409	8.00%, 03/15/2030	409
3,153	8.00%, 04/15/2030	3,163
2,150	8.00%, 05/15/2030	2,162
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.2% - (continued)
	Mortgage-Backed Agencies - 0.2% - (continued)
	Government National Mortgage Association - 0.2% - (continued)
$ 9,247	8.00%, 06/15/2030	$9,374
616	8.00%, 07/15/2030	620
17,872	8.00%, 08/15/2030	18,032
8,306	8.00%, 09/15/2030	8,333
20,212	8.00%, 12/15/2030	20,286
		2,386,257
	Total U.S. Government Agencies (cost $2,317,631)	$2,386,645
U.S. GOVERNMENT SECURITIES - 21.0%
	U.S. Treasury Securities - 21.0%
	U.S. Treasury Bonds - 6.0%
2,781,200	2.38%, 05/15/2051	$1,763,563
5,169,200	2.50%, 02/15/2045(7)	3,639,036
2,041,900	2.75%, 11/15/2047	1,451,982
5,152,000	2.88%, 05/15/2052	3,625,720
400,000	3.25%, 05/15/2042	330,859
4,488,500	3.38%, 08/15/2042	3,767,359
4,012,200	3.63%, 02/15/2053	3,275,272
2,560,100	3.63%, 05/15/2053	2,088,082
5,250,000	3.88%, 02/15/2043	4,699,570
4,748,300	3.88%, 05/15/2043	4,241,196
6,040,000	4.00%, 11/15/2042	5,510,320
4,436,100	4.00%, 11/15/2052	3,879,681
3,288,900	4.13%, 08/15/2044	3,013,069
2,696,900	4.13%, 08/15/2053	2,408,985
2,006,800	4.25%, 02/15/2054	1,830,578
3,289,300	4.25%, 08/15/2054	3,003,799
7,278,100	4.38%, 02/15/2038	7,269,855
5,725,900	4.38%, 08/15/2043	5,457,722
3,865,900	4.50%, 02/15/2044	3,735,426
2,720,600	4.50%, 11/15/2054	2,592,647
1,295,700	4.63%, 05/15/2044	1,270,647
3,720,800	4.63%, 11/15/2044	3,642,315
3,455,000	4.63%, 05/15/2054	3,355,669
3,104,400	4.63%, 02/15/2055	3,021,939
5,604,000	4.75%, 11/15/2043	5,598,090
2,588,500	4.75%, 02/15/2045	2,574,749
3,955,400	4.75%, 11/15/2053	3,919,554
3,384,400	4.75%, 05/15/2055	3,365,363
4,324,700	5.00%, 05/15/2045	4,442,278
		98,775,325
	U.S. Treasury Notes - 15.0%
1,080,000	0.88%, 09/30/2026	1,040,344
1,020,000	1.38%, 10/31/2028	945,771
4,505,600	1.50%, 01/31/2027	4,345,968
530,000	1.50%, 11/30/2028	492,589
2,115,000	1.63%, 10/31/2026	2,053,450
590,000	2.63%, 07/31/2029	565,132
890,000	2.75%, 05/31/2029	858,224
326,000	3.25%, 06/30/2029	320,040
3,507,700	3.50%, 09/30/2026	3,489,613
5,186,200	3.50%, 09/30/2029	5,133,933
635,000	3.50%, 04/30/2030	626,839
6,466,100	3.63%, 08/31/2029	6,434,022
512,000	3.63%, 03/31/2030	508,340
258,600	3.63%, 09/30/2031	254,277
929,900	3.75%, 08/31/2026	927,684
7,242,600	3.75%, 04/30/2027	7,241,468
3,868,700	3.75%, 06/30/2027	3,870,963
3,510,900	3.75%, 08/15/2027	3,512,546
7,450,600	3.75%, 05/15/2028	7,461,660
The accompanying notes are an integral part of these financial statements.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 21.0% - (continued)
	U.S. Treasury Securities - 21.0% - (continued)
	U.S. Treasury Notes - 15.0% - (continued)
$ 5,254,400	3.75%, 12/31/2028	$5,259,121
620,000	3.75%, 05/31/2030	618,620
758,000	3.75%, 12/31/2030	754,240
544,900	3.75%, 08/31/2031	539,813
14,202,500	3.88%, 03/31/2027	14,224,691
1,368,400	3.88%, 05/31/2027	1,371,607
2,845,700	3.88%, 10/15/2027	2,855,593
685,000	3.88%, 11/30/2029	688,024
8,511,400	3.88%, 04/30/2030	8,544,648
3,913,000	3.88%, 06/30/2030	3,927,979
411,000	4.00%, 01/15/2027	411,979
5,905,900	4.00%, 01/31/2029	5,959,192
5,718,700	4.00%, 07/31/2029	5,772,089
150,000	4.00%, 10/31/2029	151,430
2,848,300	4.00%, 02/28/2030	2,876,004
8,010,000	4.00%, 03/31/2030	8,084,468
11,604,100	4.00%, 05/31/2030	11,716,515
483,900	4.00%, 07/31/2030	488,115
10,507,300	4.13%, 10/31/2026	10,536,441
7,491,100	4.13%, 01/31/2027	7,525,337
8,420,800	4.13%, 02/28/2027	8,464,549
5,127,100	4.13%, 03/31/2029	5,196,396
5,031,800	4.13%, 10/31/2029	5,103,739
6,138,100	4.13%, 11/30/2029	6,228,253
754,300	4.13%, 08/31/2030	765,202
873,100	4.13%, 07/31/2031	883,127
824,200	4.13%, 10/31/2031	832,796
2,397,800	4.13%, 03/31/2032	2,419,062
1,790,400	4.13%, 05/31/2032	1,805,507
9,630,000	4.25%, 11/30/2026	9,679,655
1,515,400	4.25%, 12/31/2026	1,524,220
6,690,700	4.25%, 02/28/2029	6,808,571
2,697,800	4.25%, 06/30/2029	2,747,962
3,448,800	4.25%, 01/31/2030	3,516,833
3,737,500	4.25%, 11/15/2034	3,749,764
7,019,600	4.25%, 05/15/2035	7,030,568
1,673,900	4.38%, 07/31/2026	1,680,569
2,307,500	4.38%, 08/15/2026	2,317,505
3,953,000	4.38%, 12/15/2026	3,982,493
1,179,700	4.38%, 11/30/2028	1,204,262
4,602,000	4.38%, 12/31/2029	4,716,151
170,000	4.38%, 01/31/2032	174,031
6,549,900	4.50%, 05/31/2029	6,728,487
988,400	4.50%, 12/31/2031	1,019,133
730,000	4.63%, 10/15/2026	736,502
866,000	4.63%, 11/15/2026	874,389
3,654,600	4.63%, 04/30/2029	3,768,806
1,733,700	4.63%, 04/30/2031	1,800,068
1,012,100	4.63%, 05/31/2031	1,050,726
4,018,000	4.63%, 02/15/2035	4,145,446
927,000	4.88%, 10/31/2030	973,097
		244,316,638
	Total U.S. Government Securities (cost $347,759,991)	$343,091,963
COMMON STOCKS - 65.5%
	Automobiles & Components - 0.7%
505,969	Gentex Corp.	$11,126,258
Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.5% - (continued)
	Banks - 2.5%
92,564	JP Morgan Chase & Co.	$26,835,229
68,143	M&T Bank Corp.	13,219,061
		40,054,290
	Capital Goods - 6.0%
79,900	3M Co.	12,163,976
399,584	BAE Systems PLC	10,370,347
122,831	Emerson Electric Co.	16,377,057
81,734	Fortune Brands Innovations, Inc.	4,207,666
147,787	Johnson Controls International PLC	15,609,263
56,115	L3Harris Technologies, Inc.	14,075,887
77,586	Middleby Corp.*	11,172,384
140,633	PACCAR, Inc.	13,368,573
		97,345,153
	Consumer Discretionary Distribution & Retail - 2.2%
62,304	Dick's Sporting Goods, Inc.	12,324,354
259,227	Industria de Diseno Textil SA	13,523,033
194,312	Tractor Supply Co.	10,253,844
		36,101,231
	Consumer Services - 2.3%
117,689	Airbnb, Inc. Class A*	15,574,962
189,130	H&R Block, Inc.	10,381,346
123,677	Starbucks Corp.	11,332,523
		37,288,831
	Energy - 2.7%
363,273	Antero Resources Corp.*	14,632,637
140,414	ConocoPhillips	12,600,752
92,579	Targa Resources Corp.	16,116,152
		43,349,541
	Equity Real Estate Investment Trusts (REITs) - 1.5%
135,041	Crown Castle, Inc. REIT	13,872,762
207,319	Gaming & Leisure Properties, Inc. REIT	9,677,651
		23,550,413
	Financial Services - 7.4%
64,693	Ares Management Corp. Class A	11,204,828
172,174	Block, Inc.*	11,695,780
69,883	Intercontinental Exchange, Inc.	12,821,434
127,287	KKR & Co., Inc.	16,932,990
39,965	LPL Financial Holdings, Inc.	14,985,676
99,123	Morgan Stanley	13,962,466
140,587	Nasdaq, Inc.	12,571,289
89,093	Raymond James Financial, Inc.	13,664,193
24,886	S&P Global, Inc.	13,122,139
		120,960,795
	Food, Beverage & Tobacco - 0.8%
391,457	Keurig Dr. Pepper, Inc.	12,941,568
	Health Care Equipment & Services - 5.2%
65,132	Align Technology, Inc.*	12,331,442
124,731	Boston Scientific Corp.*	13,397,357
229,077	Centene Corp.*	12,434,299
143,123	Edwards Lifesciences Corp.*	11,193,650
40,282	Elevance Health, Inc.	15,668,087
63,723	UnitedHealth Group, Inc.	19,879,664
		84,904,499
	Household & Personal Products - 1.4%
526,760	Kenvue, Inc.	11,025,087
198,570	Unilever PLC ADR	12,146,527
		23,171,614
The accompanying notes are an integral part of these financial statements.

8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.5% - (continued)
	Insurance - 1.7%
30,796	Everest Group Ltd.	$10,466,021
216,995	MetLife, Inc.	17,450,738
		27,916,759
	Materials - 0.6%
314,044	Axalta Coating Systems Ltd.*	9,323,966
	Media & Entertainment - 3.5%
324,740	Alphabet, Inc. Class C	57,605,629
	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
171,845	AstraZeneca PLC ADR	12,008,529
32,326	Eli Lilly & Co.	25,199,087
176,317	Gilead Sciences, Inc.	19,548,266
569,867	Pfizer, Inc.	13,813,576
29,849	Roche Holding AG	9,743,300
		80,312,758
	Semiconductors & Semiconductor Equipment - 7.2%
157,766	Broadcom, Inc.	43,488,198
370,993	NVIDIA Corp.	58,613,184
70,754	NXP Semiconductors NV	15,459,041
		117,560,423
	Software & Services - 10.8%
56,946	Accenture PLC Class A	17,020,590
39,009	Adobe, Inc.*	15,091,802
152,393	Amdocs Ltd.	13,904,338
184,673	Microsoft Corp.	91,858,197
77,409	Salesforce, Inc.	21,108,660
34,668	Synopsys, Inc.*	17,773,590
		176,757,177
	Technology Hardware & Equipment - 3.2%
265,601	Cisco Systems, Inc.	18,427,397
246,136	Corning, Inc.	12,944,292
35,439	F5, Inc.*	10,430,407
104,027	NetApp, Inc.	11,084,077
		52,886,173
	Transportation - 0.9%
162,050	Uber Technologies, Inc.*	15,119,265
	Total Common Stocks (cost $669,869,272)	$1,068,276,343
	Total Long-Term Investments (cost $1,221,882,949)	$1,615,712,458
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 4,079,116	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $4,079,615; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $4,160,710	$4,079,116
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.0%
471,975	State Street Navigator Securities Lending Government Money Market Portfolio, 4.29%(8)		$471,975
	Total Short-Term Investments (cost $4,551,091)		$4,551,091
	Total Investments (cost $1,226,434,040)	99.3%	$1,620,263,549
	Other Assets and Liabilities	0.7%	11,760,875
	Net Assets	100.0%	$1,632,024,424
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At June 30, 2025, the aggregate value of these securities was
$102,318,961, representing 6.3% of net assets.

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2025. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2025, the market value of securities pledged was $288,634.
(8)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

9

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Futures Contracts Outstanding at June 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	69	09/30/2025	$7,521,000	$93,154
U.S. Treasury 10-Year Note Future	16	09/19/2025	1,794,000	29,618
Total futures contracts				$122,772
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$18,700,349	$—	$18,700,349	$—
Corporate Bonds	169,467,680	—	169,467,680	—
Foreign Government Obligations	5,510,878	—	5,510,878	—
Municipal Bonds	8,278,600	—	8,278,600	—
U.S. Government Agencies	2,386,645	—	2,386,645	—
U.S. Government Securities	343,091,963	—	343,091,963	—
Common Stocks	1,068,276,343	1,034,639,663	33,636,680	—
Short-Term Investments	4,551,091	471,975	4,079,116	—
Futures Contracts(2)	122,772	122,772	—	—
Total	$1,620,386,321	$1,035,234,410	$585,151,911	$—

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 1.1%
509,775	Gentex Corp.	$11,209,952
92,538	Tesla, Inc.*	29,395,621
		40,605,573
	Banks - 1.6%
163,700	KeyCorp	2,851,654
112,290	M&T Bank Corp.	21,783,137
405,254	Wells Fargo & Co.	32,468,951
		57,103,742
	Capital Goods - 4.7%
23,161	Airbus SE	4,845,297
92,591	Builders FirstSource, Inc.*	10,804,444
104,399	Dover Corp.	19,129,029
161,446	Emerson Electric Co.	21,525,595
23,362	GE Vernova, Inc.	12,362,002
41,960	General Dynamics Corp.	12,238,053
135,127	Honeywell International, Inc.	31,468,376
56,090	Northrop Grumman Corp.	28,043,878
33,433	Rockwell Automation, Inc.	11,105,440
45,049	RTX Corp.	6,578,055
1,127,000	Techtronic Industries Co. Ltd.	12,435,285
		170,535,454
	Commercial & Professional Services - 1.1%
116,036	Booz Allen Hamilton Holding Corp.	12,082,829
26,730	CACI International, Inc. Class A*	12,742,191
155,727	TransUnion	13,703,976
		38,528,996
	Consumer Discretionary Distribution & Retail - 5.9%
546,354	Amazon.com, Inc.*	119,864,604
70,269	CarMax, Inc.*	4,722,779
136,488	Chewy, Inc. Class A*	5,817,119
146,520	Dick's Sporting Goods, Inc.	28,983,121
23,751	Home Depot, Inc.	8,708,067
314,448	TJX Cos., Inc.	38,831,184
115,140	Tory Burch LLC*(1)(2)	6,219,844
		213,146,718
	Consumer Durables & Apparel - 0.9%
267,197	NIKE, Inc. Class B	18,981,675
133,170	On Holding AG Class A*	6,931,498
94,500	Somnigroup International, Inc.	6,430,725
		32,343,898
	Consumer Services - 3.3%
132,481	Airbnb, Inc. Class A*	17,532,536
308,044	DraftKings, Inc. Class A*	13,212,007
58,277	Flutter Entertainment PLC*	16,653,235
127,357	Las Vegas Sands Corp.	5,541,303
24,232	Marriott International, Inc. Class A	6,620,425
122,283	McDonald's Corp.	35,727,424
147,117	Starbucks Corp.	13,480,331
123,421	Wyndham Hotels & Resorts, Inc.	10,023,019
		118,790,280
	Consumer Staples Distribution & Retail - 0.5%
246,514	Kroger Co.	17,682,449
	Energy - 2.8%
413,269	Canadian Natural Resources Ltd.	12,976,647
207,998	ConocoPhillips	18,665,741
347,038	Coterra Energy, Inc.	8,807,824
158,002	Exxon Mobil Corp.	17,032,616
514,818	Schlumberger NV	17,400,848
40,997	Targa Resources Corp.	7,136,758
144,275	Valero Energy Corp.	19,393,445
		101,413,879
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.8%
154,919	American Tower Corp. REIT	$34,240,197
66,926	AvalonBay Communities, Inc. REIT	13,619,441
26,361	Equinix, Inc. REIT	20,969,385
182,846	Prologis, Inc. REIT	19,220,771
312,765	UDR, Inc. REIT	12,770,195
		100,819,989
	Financial Services - 8.7%
397,721	Ally Financial, Inc.	15,491,233
101,597	American Express Co.	32,407,411
52,705	Berkshire Hathaway, Inc. Class B*	25,602,508
54,833	CME Group, Inc.	15,113,071
210,247	Interactive Brokers Group, Inc. Class A	11,649,786
146,593	KKR & Co., Inc.	19,501,267
63,172	Mastercard, Inc. Class A	35,498,874
145,518	Morgan Stanley	20,497,666
174,995	Raymond James Financial, Inc.	26,838,983
63,638	S&P Global, Inc.	33,555,681
322,043	TPG, Inc.	16,891,155
82,843	Tradeweb Markets, Inc. Class A	12,128,215
122,202	Visa, Inc. Class A	43,387,820
96,220	Voya Financial, Inc.	6,831,620
		315,395,290
	Food, Beverage & Tobacco - 2.5%
246,760	Archer-Daniels-Midland Co.	13,023,993
492,789	Coca-Cola Co.	34,864,821
55,982	Constellation Brands, Inc. Class A	9,107,152
443,935	Keurig Dr. Pepper, Inc.	14,676,491
348,719	Tyson Foods, Inc. Class A	19,507,341
		91,179,798
	Health Care Equipment & Services - 3.3%
111,247	Boston Scientific Corp.*	11,949,040
119,157	Cardinal Health, Inc.	20,018,376
123,442	Centene Corp.*	6,700,432
66,700	Cooper Cos., Inc.*	4,746,372
18,991	Humana, Inc.	4,642,920
10,638	Intuitive Surgical, Inc.*	5,780,796
92,386	Quest Diagnostics, Inc.	16,595,297
72,425	Stryker Corp.	28,653,503
64,488	UnitedHealth Group, Inc.	20,118,321
		119,205,057
	Household & Personal Products - 1.7%
86,220	BellRing Brands, Inc.*	4,994,725
350,600	Mammoth, Inc.*(1)(2)	7,681,646
193,894	Procter & Gamble Co.	30,891,192
321,600	Unilever PLC	19,626,025
		63,193,588
	Insurance - 3.8%
198,115	Chubb Ltd.	57,397,878
38,927	Everest Group Ltd.	13,229,341
60,142	Globe Life, Inc.	7,475,049
160,667	Marsh & McLennan Cos., Inc.	35,128,233
148,429	MetLife, Inc.	11,936,660
42,370	Willis Towers Watson PLC	12,986,405
		138,153,566
	Materials - 3.6%
599,518	Barrick Mining Corp.	12,481,965
120,592	CRH PLC	11,131,811
154,866	FMC Corp.	6,465,655
537,428	Freeport-McMoRan, Inc.	23,297,504
251,300	James Hardie Industries PLC ADR*	6,757,457
79,301	Linde PLC	37,206,443
104,767	PPG Industries, Inc.	11,917,246
The accompanying notes are an integral part of these financial statements.

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Materials - 3.6% - (continued)
52,701	Reliance, Inc.	$16,542,844
119,321	Rio Tinto PLC ADR	6,959,994
		132,760,919
	Media & Entertainment - 10.2%
809,216	Alphabet, Inc. Class A	142,608,136
139,343	Alphabet, Inc. Class C	24,718,055
144,805	Liberty Media Corp.-Liberty Formula One Class C*	15,132,122
160,999	Live Nation Entertainment, Inc.*	24,355,929
116,602	Meta Platforms, Inc. Class A	86,062,770
26,550	Netflix, Inc.*	35,553,901
24,429	Spotify Technology SA*	18,745,349
207,198	Walt Disney Co.	25,694,624
		372,870,886
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
123,708	Agilent Technologies, Inc.	14,598,781
234,625	AstraZeneca PLC ADR	16,395,595
283,534	Bristol-Myers Squibb Co.	13,124,789
81,399	Charles River Laboratories International, Inc.*	12,350,670
154,713	Danaher Corp.	30,562,006
72,202	Eli Lilly & Co.	56,283,625
161,874	Exact Sciences Corp.*	8,601,985
56,900	Gilead Sciences, Inc.	6,308,503
73,323	ICON PLC*	10,664,830
66,763	Natera, Inc.*	11,278,941
92,796	Neurocrine Biosciences, Inc.*	11,663,529
323,117	Sanofi SA ADR	15,609,782
15,389	Vertex Pharmaceuticals, Inc.*	6,851,183
72,868	Zoetis, Inc.	11,363,765
		225,657,984
	Real Estate Management & Development - 0.2%
101,682	Zillow Group, Inc. Class C*	7,122,824
	Semiconductors & Semiconductor Equipment - 13.2%
50,116	ARM Holdings PLC ADR*(3)	8,105,762
16,939	ASML Holding NV	13,574,745
541,573	Broadcom, Inc.	149,284,598
63,607	First Solar, Inc.*	10,529,503
39,736	Micron Technology, Inc.	4,897,462
1,453,985	NVIDIA Corp.	229,715,090
87,344	NXP Semiconductors NV	19,083,791
48,294	QUALCOMM, Inc.	7,691,302
179,247	Texas Instruments, Inc.	37,215,262
		480,097,515
	Software & Services - 10.9%
138,422	Accenture PLC Class A	41,372,952
32,121	Adobe, Inc.*	12,426,972
13,094	AppLovin Corp. Class A*	4,583,948
74,956	Docusign, Inc.*	5,838,323
45,237	GoDaddy, Inc. Class A*	8,145,374
51,481	Intuit, Inc.	40,547,980
480,380	Microsoft Corp.	238,945,816
71,548	Oracle Corp.	15,642,539
38,476	Salesforce, Inc.	10,492,020
12,586	ServiceNow, Inc.*	12,939,415
62,011	Shopify, Inc. Class A*	7,152,969
		398,088,308
	Technology Hardware & Equipment - 5.4%
798,811	Apple, Inc.	163,892,053
209,386	Arista Networks, Inc.*	21,422,282
207,032	Flex Ltd.*	10,335,037
		195,649,372
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Telecommunication Services - 1.0%
489,585	AT&T, Inc.		$14,168,590
98,181	T-Mobile U.S., Inc.		23,392,605
			37,561,195
	Transportation - 0.8%
225,565	Knight-Swift Transportation Holdings, Inc.		9,976,740
109,693	Uber Technologies, Inc.*		10,234,357
46,768	Union Pacific Corp.		10,760,381
			30,971,478
	Utilities - 2.0%
138,945	Dominion Energy, Inc.		7,853,171
243,193	Eversource Energy		15,471,939
335,293	Exelon Corp.		14,558,422
972,359	Iberdrola SA(3)		18,706,276
203,403	Sempra		15,411,845
			72,001,653
	Total Common Stocks (cost $2,441,027,238)		$3,570,880,411
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(4)		$56
	Total Convertible Preferred Stocks (cost $679,566)		$56
	Total Long-Term Investments (cost $2,441,706,804)		$3,570,880,467
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.4%
$ 12,341,062	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $12,342,570; collateralized by U.S. Treasury Notes at 2.75% - 4.63%, maturing 07/31/2027 - 02/15/2035, with total market value of $12,587,962		$12,341,062
	Securities Lending Collateral - 0.2%
8,269,140	State Street Navigator Securities Lending Government Money Market Portfolio, 4.29%(5)		8,269,140
	Total Short-Term Investments (cost $20,610,202)		$20,610,202
	Total Investments (cost $2,462,317,006)	98.8%	$3,591,490,669
	Other Assets and Liabilities	1.2%	43,848,397
	Net Assets	100.0%	$3,635,339,066
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

12

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,901,546 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	$679,566	$56
06/2015	Mammoth, Inc.	350,600	4,713,607	7,681,646
11/2013	Tory Burch LLC	115,140	9,024,247	6,219,844
			$14,417,420	$13,901,546

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	200	09/19/2025	$62,537,500	$2,210,485
Total futures contracts				$2,210,485
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,570,880,411	$3,490,234,227	$66,744,694	$13,901,490
Convertible Preferred Stocks	56	—	—	56
Short-Term Investments	20,610,202	8,269,140	12,341,062	—
Futures Contracts(2)	2,210,485	2,210,485	—	—
Total	$3,593,701,154	$3,500,713,852	$79,085,756	$13,901,546

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

13

Hartford Disciplined Equity HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.5%
46,597	Tesla, Inc.*	$14,802,003
	Banks - 5.5%
829,933	Bank of America Corp.	39,272,429
257,115	JP Morgan Chase & Co.	74,540,210
597,643	Wells Fargo & Co.	47,883,157
		161,695,796
	Capital Goods - 8.7%
134,141	AMETEK, Inc.	24,274,155
130,751	Builders FirstSource, Inc.*	15,257,334
172,991	Emerson Electric Co.	23,064,890
54,638	GE Vernova, Inc.	28,911,698
140,392	General Electric Co.	36,135,497
377,301	Ingersoll Rand, Inc.	31,383,897
44,485	Parker-Hannifin Corp.	31,071,438
276,240	RTX Corp.	40,336,565
57,899	Trane Technologies PLC	25,325,602
		255,761,076
	Commercial & Professional Services - 0.8%
102,734	Republic Services, Inc.	25,335,232
	Consumer Discretionary Distribution & Retail - 7.8%
682,802	Amazon.com, Inc.*	149,799,931
8,097	AutoZone, Inc.*	30,057,926
81,725	Pool Corp.	23,821,203
187,344	TJX Cos., Inc.	23,135,110
38,805	Tory Burch LLC*(1)(2)	2,096,248
		228,910,418
	Consumer Durables & Apparel - 0.5%
139,387	Lennar Corp. Class A	15,417,596
	Consumer Services - 1.1%
121,239	Marriott International, Inc. Class A	33,123,707
	Consumer Staples Distribution & Retail - 2.7%
232,550	BJ's Wholesale Club Holdings, Inc.*	25,075,866
545,041	Walmart, Inc.	53,294,109
		78,369,975
	Energy - 2.7%
260,793	ConocoPhillips	23,403,564
124,505	Expand Energy Corp.	14,559,615
390,952	Exxon Mobil Corp.	42,144,625
		80,107,804
	Equity Real Estate Investment Trusts (REITs) - 2.6%
133,666	American Tower Corp. REIT	29,542,859
146,030	Iron Mountain, Inc. REIT	14,978,297
205,827	Welltower, Inc. REIT	31,641,785
		76,162,941
	Financial Services - 5.7%
108,306	American Express Co.	34,547,448
11,131	Goldman Sachs Group, Inc.	7,877,965
146,654	KKR & Co., Inc.	19,509,382
129,877	Mastercard, Inc. Class A	72,983,081
357,070	Nasdaq, Inc.	31,929,200
		166,847,076
	Food, Beverage & Tobacco - 2.9%
308,286	McCormick & Co., Inc.	23,374,245
373,460	Monster Beverage Corp.*	23,393,534
211,732	Philip Morris International, Inc.	38,562,749
		85,330,528
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Health Care Equipment & Services - 3.8%
337,777	Abbott Laboratories	$45,941,050
361,350	Boston Scientific Corp.*	38,812,603
91,663	Cencora, Inc.	27,485,151
		112,238,804
	Household & Personal Products - 1.3%
235,996	Procter & Gamble Co.	37,598,883
	Insurance - 2.3%
122,887	Arch Capital Group Ltd.	11,188,861
80,948	Chubb Ltd.	23,452,255
124,891	Progressive Corp.	33,328,412
		67,969,528
	Materials - 2.9%
75,128	Linde PLC	35,248,555
184,025	RPM International, Inc.	20,213,306
86,218	Sherwin-Williams Co.	29,603,813
		85,065,674
	Media & Entertainment - 9.2%
698,472	Alphabet, Inc. Class A	123,091,721
125,253	Meta Platforms, Inc. Class A	92,447,987
41,495	Netflix, Inc.*	55,567,199
		271,106,907
	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
77,979	Eli Lilly & Co.	60,786,970
289,142	Gilead Sciences, Inc.	32,057,173
71,254	Vertex Pharmaceuticals, Inc.*	31,722,281
		124,566,424
	Semiconductors & Semiconductor Equipment - 13.0%
372,500	Broadcom, Inc.	102,679,625
41,877	KLA Corp.	37,510,904
1,389,264	NVIDIA Corp.	219,489,819
106,163	Texas Instruments, Inc.	22,041,562
		381,721,910
	Software & Services - 10.4%
468,850	Microsoft Corp.	233,210,679
57,357	Roper Technologies, Inc.	32,512,242
96,486	Salesforce, Inc.	26,310,767
62,108	Workday, Inc. Class A*	14,905,920
		306,939,608
	Technology Hardware & Equipment - 7.5%
937,822	Apple, Inc.	192,412,940
68,843	Motorola Solutions, Inc.	28,945,728
		221,358,668
	Telecommunication Services - 1.1%
139,754	T-Mobile U.S., Inc.	33,297,788
	Utilities - 2.2%
219,537	Atmos Energy Corp.	33,832,847
292,800	WEC Energy Group, Inc.	30,509,760
		64,342,607
	Total Common Stocks (cost $1,566,585,390)	$2,928,070,953
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)(3)	$2,489,598
The accompanying notes are an integral part of these financial statements.

14

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2% - (continued)
	Telecommunication Services - 0.1%
287,204	Lookout, Inc. Series F*(1)(2)(3)		$1,599,726
	Total Convertible Preferred Stocks (cost $6,240,761)		$4,089,324
	Total Long-Term Investments (cost $1,572,826,151)		$2,932,160,277
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 85,999	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $86,010; collateralized by U.S. Treasury Note at 2.75%, maturing 07/31/2027, with a market value of $87,737		$85,999
	Total Short-Term Investments (cost $85,999)		$85,999
	Total Investments (cost $1,572,912,150)	99.6%	$2,932,246,276
	Other Assets and Liabilities	0.4%	12,723,208
	Net Assets	100.0%	$2,944,969,484
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $6,185,572 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$3,280,760	$1,599,726
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	1,871,878	2,960,001	2,489,598
11/2013	Tory Burch LLC	38,805	3,041,403	2,096,248
			$9,282,164	$6,185,572

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,928,070,953	$2,925,974,705	$—	$2,096,248
Convertible Preferred Stocks	4,089,324	—	—	4,089,324
Short-Term Investments	85,999	—	85,999	—
Total	$2,932,246,276	$2,925,974,705	$85,999	$6,185,572

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

15

Hartford Dividend and Growth HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Banks - 9.5%
1,939,023	Bank of America Corp.	$91,754,569
489,752	JP Morgan Chase & Co.	141,984,002
981,433	Wells Fargo & Co.	78,632,412
		312,370,983
	Capital Goods - 12.0%
317,892	Airbus SE	66,503,221
156,402	General Dynamics Corp.	45,616,207
204,205	Honeywell International, Inc.	47,555,261
90,603	Hubbell, Inc.	37,003,171
121,548	Lockheed Martin Corp.	56,293,741
399,909	Otis Worldwide Corp.	39,598,989
324,900	Vertiv Holdings Co. Class A	41,720,409
273,047	Westinghouse Air Brake Technologies Corp.	57,162,390
		391,453,389
	Consumer Discretionary Distribution & Retail - 3.7%
112,945	Home Depot, Inc.	41,410,155
239,452	Lowe's Cos., Inc.	53,127,215
225,321	TJX Cos., Inc.	27,824,890
		122,362,260
	Consumer Services - 1.2%
4,256	Booking Holdings, Inc.	24,639,005
172,806	Starbucks Corp.	15,834,214
		40,473,219
	Energy - 6.5%
442,799	ConocoPhillips	39,736,782
1,910,144	Coterra Energy, Inc.	48,479,455
345,813	EQT Corp.	20,167,814
649,834	TotalEnergies SE ADR(1)	39,893,309
1,031,417	Williams Cos., Inc.	64,783,302
		213,060,662
	Equity Real Estate Investment Trusts (REITs) - 3.5%
145,106	AvalonBay Communities, Inc. REIT	29,529,071
85,132	Public Storage REIT	24,979,431
387,089	Welltower, Inc. REIT	59,507,192
		114,015,694
	Financial Services - 7.5%
167,504	American Express Co.	53,430,426
57,041	Blackrock, Inc.	59,850,269
398,171	Morgan Stanley	56,086,367
81,065	S&P Global, Inc.	42,744,764
98,267	Visa, Inc. Class A	34,889,698
		247,001,524
	Food, Beverage & Tobacco - 3.2%
1,081,941	Keurig Dr. Pepper, Inc.	35,768,970
370,987	Philip Morris International, Inc.	67,567,862
		103,336,832
	Health Care Equipment & Services - 5.6%
122,888	Elevance Health, Inc.	47,798,516
107,008	HCA Healthcare, Inc.	40,994,765
75,334	Labcorp Holdings, Inc.	19,775,928
235,215	UnitedHealth Group, Inc.	73,380,024
		181,949,233
	Household & Personal Products - 2.1%
1,145,013	Kenvue, Inc.	23,965,122
732,108	Unilever PLC ADR	44,783,047
		68,748,169
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Insurance - 2.4%
474,826	American International Group, Inc.	$40,640,357
175,409	Marsh & McLennan Cos., Inc.	38,351,424
		78,991,781
	Materials - 2.3%
4,681,591	Amcor PLC	43,023,821
689,571	BHP Group Ltd. ADR(1)	33,161,470
		76,185,291
	Media & Entertainment - 7.0%
757,291	Alphabet, Inc. Class A	133,457,393
569,508	Omnicom Group, Inc.	40,970,405
449,588	Walt Disney Co.	55,753,408
		230,181,206
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
220,179	Agilent Technologies, Inc.	25,983,324
585,552	AstraZeneca PLC ADR	40,918,374
504,910	Gilead Sciences, Inc.	55,979,372
3,940,041	Haleon PLC	20,250,337
1,056,240	Haleon PLC ADR(1)	10,953,209
321,649	Merck & Co., Inc.	25,461,735
288,032	Novartis AG ADR	34,854,752
1,935,823	Pfizer, Inc.	46,924,349
		261,325,452
	Semiconductors & Semiconductor Equipment - 6.4%
181,020	Broadcom, Inc.	49,898,163
364,893	NXP Semiconductors NV	79,725,472
494,731	QUALCOMM, Inc.	78,790,859
		208,414,494
	Software & Services - 9.0%
62,105	Accenture PLC Class A	18,562,563
975,257	Cognizant Technology Solutions Corp. Class A	76,099,304
299,913	Microsoft Corp.	149,179,725
89,226	Roper Technologies, Inc.	50,576,866
		294,418,458
	Technology Hardware & Equipment - 3.4%
188,336	Apple, Inc.	38,640,897
1,060,679	Cisco Systems, Inc.	73,589,909
		112,230,806
	Transportation - 1.2%
389,893	Delta Air Lines, Inc.	19,174,938
138,639	JB Hunt Transport Services, Inc.	19,908,560
		39,083,498
	Utilities - 4.4%
364,639	Duke Energy Corp.	43,027,402
1,139,336	Exelon Corp.	49,469,969
695,263	Sempra	52,680,078
		145,177,449
	Total Common Stocks (cost $2,098,856,917)	$3,240,780,400
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 0.2%
$ 7,149,588	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $7,150,462; collateralized by U.S. Treasury Note at 2.75%, maturing 07/31/2027, with a market value of $7,292,686	$7,149,588
The accompanying notes are an integral part of these financial statements.

16

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.5% - (continued)
	Securities Lending Collateral - 1.3%
41,825,528	State Street Navigator Securities Lending Government Money Market Portfolio, 4.29%(2)		$41,825,528
	Total Short-Term Investments (cost $48,975,116)		$48,975,116
	Total Investments (cost $2,147,832,033)	100.4%	$3,289,755,516
	Other Assets and Liabilities	(0.4)%	(11,645,868)
	Net Assets	100.0%	$3,278,109,648
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,240,780,400	$3,154,026,842	$86,753,558	$—
Short-Term Investments	48,975,116	41,825,528	7,149,588	—
Total	$3,289,755,516	$3,195,852,370	$93,903,146	$—

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

17

Hartford Healthcare HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Biotechnology - 20.8%
13,936	AbbVie, Inc.	$2,586,800
8,185	Akero Therapeutics, Inc.*	436,752
2,341	Alnylam Pharmaceuticals, Inc.*	763,377
67,291	Amicus Therapeutics, Inc.*	385,577
22,460	Apellis Pharmaceuticals, Inc.*	388,783
6,230	Apogee Therapeutics, Inc.*	270,569
1,864	Argenx SE ADR*	1,027,474
4,050	Ascendis Pharma AS ADR*	699,030
20,553	Avidity Biosciences, Inc.*	583,705
4,018	Biogen, Inc.*	504,621
12,041	Celldex Therapeutics, Inc.*	245,034
6,895	Crinetics Pharmaceuticals, Inc.*	198,300
8,615	Cytokinetics, Inc.*	284,640
6,509	Disc Medicine, Inc.*	344,717
20,210	Exact Sciences Corp.*	1,073,959
25,321	Gilead Sciences, Inc.	2,807,339
13,879	Immunocore Holdings PLC ADR*(1)	435,523
10,765	Ionis Pharmaceuticals, Inc.*	425,325
12,738	Kymera Therapeutics, Inc.*	555,886
10,128	Merus NV*	532,733
4,005	Metsera, Inc.*(1)	113,942
2,694	Natera, Inc.*	455,124
4,512	Nuvalent, Inc. Class A*	344,266
9,027	PTC Therapeutics, Inc.*	440,879
15,777	Revolution Medicines, Inc.*	580,436
5,954	Sarepta Therapeutics, Inc.*	101,813
3,982	United Therapeutics Corp.*	1,144,228
6,549	Vaxcyte, Inc.*	212,908
7,792	Vertex Pharmaceuticals, Inc.*	3,468,998
10,302	Xenon Pharmaceuticals, Inc.*	322,453
		21,735,191
	Health Care Distributors - 2.9%
10,179	Cencora, Inc.	3,052,173
	Health Care Equipment - 18.1%
14,746	Abbott Laboratories	2,005,603
48,815	Boston Scientific Corp.*	5,243,219
4,844	DiaSorin SpA	518,454
25,781	Edwards Lifesciences Corp.*	2,016,332
7,734	Glaukos Corp.*	798,845
4,939	Hologic, Inc.*	321,825
3,126	Insulet Corp.*	982,127
7,734	Intuitive Surgical, Inc.*	4,202,733
19,842	Medtronic PLC	1,729,627
2,823	Stryker Corp.	1,116,864
		18,935,629
	Health Care Facilities - 3.3%
29,205	Acadia Healthcare Co., Inc.*	662,662
9,529	Encompass Health Corp.	1,168,541
3,553	HCA Healthcare, Inc.	1,361,154
19,615	PACS Group, Inc.*	253,426
		3,445,783
	Health Care Services - 2.5%
90,878	agilon health, Inc.*	209,019
4,324	Labcorp Holdings, Inc.	1,135,093
107,746	LifeStance Health Group, Inc.*	557,047
23,775	Option Care Health, Inc.*	772,212
		2,673,371
	Health Care Supplies - 0.5%
2,535	Align Technology, Inc.*	479,952
	Life Sciences Tools & Services - 8.7%
8,121	Agilent Technologies, Inc.	958,359
5,705	Bio-Techne Corp.	293,522
3,832	Charles River Laboratories International, Inc.*	581,429
7,838	Danaher Corp.	1,548,319
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Life Sciences Tools & Services - 8.7% - (continued)
6,660	ICON PLC*		$968,697
13,533	Qiagen NV*		650,396
1,120	Tecan Group AG		229,205
6,276	Thermo Fisher Scientific, Inc.		2,544,667
3,699	Waters Corp.*		1,291,099
			9,065,693
	Managed Health Care - 11.5%
35,230	Alignment Healthcare, Inc.*		493,220
17,110	Centene Corp.*		928,731
5,468	Elevance Health, Inc.		2,126,833
1,832	Humana, Inc.		447,887
2,780	Molina Healthcare, Inc.*		828,162
23,135	UnitedHealth Group, Inc.		7,217,426
			12,042,259
	Pharmaceuticals - 28.8%
27,049	AstraZeneca PLC ADR		1,890,184
37,818	Bristol-Myers Squibb Co.		1,750,595
30,992	Daiichi Sankyo Co. Ltd.		718,025
37,377	Elanco Animal Health, Inc.*		533,744
17,917	Eli Lilly & Co.		13,966,839
9,622	Galderma Group AG*		1,398,612
32,714	GSK PLC		623,740
12,400	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*		84,984
26,022	Johnson & Johnson		3,974,861
49,348	Merck & Co., Inc.		3,906,388
12,255	Structure Therapeutics, Inc. ADR*		254,169
5,589	UCB SA		1,099,679
			30,201,820
	Total Common Stocks (cost $76,031,925)		$101,631,871
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)(3)(4)		$903
	Total Rights (cost $903)		$903
	Total Long-Term Investments (cost $76,032,828)		$101,632,774
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.6%
$ 663,410	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $663,491; collateralized by U.S. Treasury Note at 2.75%, maturing 07/31/2027, with a market value of $676,813		$663,410
	Securities Lending Collateral - 0.1%
123,596	State Street Navigator Securities Lending Government Money Market Portfolio, 4.29%(5)		123,596
	Total Short-Term Investments (cost $787,006)		$787,006
	Total Investments (cost $76,819,834)	97.8%	$102,419,780
	Other Assets and Liabilities	2.2%	2,281,741
	Net Assets	100.0%	$104,701,521
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

18

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$903	$903

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$101,631,871	$97,044,156	$4,587,715	$—
Rights	903	—	—	903
Short-Term Investments	787,006	123,596	663,410	—
Total	$102,419,780	$97,167,752	$5,251,125	$903

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

19

Hartford International Opportunities HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Brazil - 2.5%
338,900	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$7,430,961
2,043	MercadoLibre, Inc.*	5,339,646
1,897,800	TIM SA	7,702,139
		20,472,746
	Canada - 6.6%
488,943	Cenovus Energy, Inc.	6,653,287
3,258	Constellation Software, Inc.	11,946,279
108,178	RB Global, Inc.	11,492,647
103,088	Royal Bank of Canada	13,586,344
80,373	Shopify, Inc. Class A*	9,269,971
		52,948,528
	Chile - 0.7%
543,097	Lundin Mining Corp.	5,711,143
	China - 4.9%
1,021,574	ENN Energy Holdings Ltd.	8,201,212
348,734	KE Holdings, Inc. ADR	6,186,541
549,278	Proya Cosmetics Co. Ltd. Class A	6,349,980
293,413	Tencent Holdings Ltd.	18,906,245
		39,643,978
	Denmark - 0.6%
74,714	Novo Nordisk AS Class B	5,177,233
	France - 7.8%
159,227	Accor SA	8,344,844
53,426	Airbus SE	11,176,755
68,648	Cie de Saint-Gobain SA	8,064,439
178,782	Klepierre SA REIT*(1)	7,068,914
739,119	Orange SA	11,255,442
131,068	Renault SA	6,048,135
197,066	Societe Generale SA	11,273,003
		63,231,532
	Germany - 14.7%
43,389	adidas AG	10,128,293
38,577	Allianz SE	15,655,835
317,136	Deutsche Telekom AG	11,608,319
889,343	E.ON SE	16,386,707
308,163	Infineon Technologies AG	13,149,942
4,325	Rheinmetall AG	9,159,044
60,229	SAP SE	18,416,800
52,948	Siemens AG	13,600,135
88,365	Siemens Energy AG*	10,328,185
		118,433,260
	Hong Kong - 3.0%
1,559,196	AIA Group Ltd.	14,123,882
182,720	Hong Kong Exchanges & Clearing Ltd.	9,827,875
		23,951,757
	India - 4.1%
810,235	Axis Bank Ltd.	11,331,985
521,071	HDFC Bank Ltd.	12,164,641
30,260	Larsen & Toubro Ltd.	1,295,164
478,363	Reliance Industries Ltd.	8,372,890
		33,164,680
	Indonesia - 1.0%
14,724,920	Bank Central Asia Tbk. PT	7,871,165
	Italy - 2.4%
2,614,802	Saipem SpA(1)	7,148,345
184,329	UniCredit SpA	12,365,408
		19,513,753
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 13.7%
114,500	Chugai Pharmaceutical Co. Ltd.	$5,978,940
52,000	Daikin Industries Ltd.	6,103,950
18,900	Fast Retailing Co. Ltd.	6,480,128
19,400	Hikari Tsushin, Inc.	5,728,166
254,630	ITOCHU Corp.	13,333,697
23,022	Keyence Corp.	9,204,841
1,036,938	Mitsubishi UFJ Financial Group, Inc.	14,137,186
949,300	Mitsui Fudosan Co. Ltd.	9,190,249
177,800	Nomura Research Institute Ltd.	7,111,540
1,081,700	Rakuten Group, Inc.*	5,960,359
430,500	Renesas Electronics Corp.	5,325,898
577,600	Sony Group Corp.	15,017,777
256,900	Sumitomo Mitsui Trust Group, Inc.	6,832,879
		110,405,610
	Netherlands - 2.7%
21,099	ASML Holding NV	16,907,408
48,355	EXOR NV	4,881,318
		21,788,726
	Singapore - 1.8%
40,622	Sea Ltd. ADR*	6,497,083
2,541,544	Singapore Telecommunications Ltd.	7,662,212
		14,159,295
	South Africa - 1.0%
279,762	Anglo American PLC	8,246,791
	South Korea - 3.3%
353,218	KT Corp. ADR	7,339,870
172,013	Shinhan Financial Group Co. Ltd.	7,798,522
51,253	SK Hynix, Inc.	11,044,076
		26,182,468
	Spain - 0.2%
19,901	Amadeus IT Group SA	1,681,298
	Sweden - 1.1%
420,193	Epiroc AB Class A	9,143,334
	Switzerland - 2.0%
45,467	Cie Financiere Richemont SA Class A	8,603,846
48,814	Galderma Group AG*	7,095,392
		15,699,238
	Taiwan - 4.0%
869,806	Taiwan Semiconductor Manufacturing Co. Ltd.	31,808,237
	United Kingdom - 11.9%
97,262	AstraZeneca PLC	13,535,868
344,816	BAE Systems PLC	8,948,961
911,240	Barratt Redrow PLC	5,706,175
208,547	British American Tobacco PLC	9,915,641
301,813	Imperial Brands PLC	11,924,670
99,775	London Stock Exchange Group PLC	14,591,807
109,361	Reckitt Benckiser Group PLC	7,450,431
565,374	Standard Chartered PLC	9,356,109
241,106	Unilever PLC	14,713,782
		96,143,444
	United States - 7.9%
12,892	CyberArk Software Ltd.*	5,245,497
113,381	GFL Environmental, Inc.	5,721,205
488,607	GSK PLC	9,316,004
2,335,244	Haleon PLC	12,002,281
20,323	Linde PLC	9,524,449
The accompanying notes are an integral part of these financial statements.

20

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	United States - 7.9% - (continued)
518,419	Shell PLC		$18,206,623
4,783	Spotify Technology SA*		3,670,187
			63,686,246
	Total Common Stocks (cost $566,042,795)		$789,064,462
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $566,042,795)		$789,064,462
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 3,313,412	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $3,313,817; collateralized by U.S. Treasury Note at 2.75%, maturing 07/31/2027, with a market value of $3,379,843		$3,313,412
	Total Short-Term Investments (cost $3,313,412)		$3,313,412
	Total Investments (cost $569,356,207)	98.3%	$792,377,874
	Other Assets and Liabilities	1.7%	13,992,468
	Net Assets	100.0%	$806,370,342
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$—	$—

(3)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$789,064,462	$113,792,800	$675,271,662	$—
Warrants	—	—	—	—
Short-Term Investments	3,313,412	—	3,313,412	—
Total	$792,377,874	$113,792,800	$678,585,074	$—

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

21

Hartford MidCap HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Capital Goods - 17.0%
39,536	Acuity, Inc.	$11,795,170
29,613	Axon Enterprise, Inc.*	24,517,787
24,485	Builders FirstSource, Inc.*	2,857,155
381,162	Fastenal Co.	16,008,804
106,488	Graco, Inc.	9,154,773
46,795	HEICO Corp. Class A	12,108,206
103,076	Howmet Aerospace, Inc.	19,185,536
44,941	IDEX Corp.	7,890,291
109,624	Ingersoll Rand, Inc.	9,118,524
16,420	Lennox International, Inc.	9,412,601
106,445	Vertiv Holdings Co. Class A	13,668,603
		135,717,450
	Commercial & Professional Services - 7.2%
61,260	Clean Harbors, Inc.*	14,162,087
124,932	Dayforce, Inc.*	6,919,983
277,569	Rollins, Inc.	15,660,443
100,065	TransUnion	8,805,720
38,281	Verisk Analytics, Inc.	11,924,532
		57,472,765
	Consumer Discretionary Distribution & Retail - 5.4%
71,776	Boot Barn Holdings, Inc.*	10,909,952
181,527	Chewy, Inc. Class A*	7,736,681
37,663	Floor & Decor Holdings, Inc. Class A*	2,860,881
133,974	O'Reilly Automotive, Inc.*	12,075,077
17,284	Pool Corp.	5,037,940
117,767	Valvoline, Inc.*	4,459,836
		43,080,367
	Consumer Durables & Apparel - 4.0%
151,346	Deckers Outdoor Corp.*	15,599,232
2,234	NVR, Inc.*	16,499,565
		32,098,797
	Consumer Services - 9.2%
182,906	Chipotle Mexican Grill, Inc.*	10,270,172
115,039	Compass Group PLC ADR	3,971,146
3,090	Domino's Pizza, Inc.	1,392,354
496,530	DraftKings, Inc. Class A*	21,296,172
118,906	Hyatt Hotels Corp. Class A	16,605,223
28,759	Royal Caribbean Cruises Ltd.	9,005,593
32,778	Wingstop, Inc.	11,037,664
		73,578,324
	Consumer Staples Distribution & Retail - 0.6%
9,588	Casey's General Stores, Inc.	4,892,469
	Energy - 4.0%
75,925	Antero Resources Corp.*	3,058,259
66,237	EQT Corp.	3,862,942
125,188	Targa Resources Corp.	21,792,727
80,302	Viper Energy, Inc.	3,061,915
		31,775,843
	Equity Real Estate Investment Trusts (REITs) - 0.6%
39,944	Lamar Advertising Co. Class A, REIT	4,847,604
	Financial Services - 10.9%
72,941	Ares Management Corp. Class A	12,633,381
75,320	Hamilton Lane, Inc. Class A	10,704,478
464,631	Interactive Brokers Group, Inc. Class A	25,745,204
27,062	Morningstar, Inc.	8,495,574
712,369	Rocket Cos., Inc. Class A(1)	10,101,393
135,333	Tradeweb Markets, Inc. Class A	19,812,751
		87,492,781
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Food, Beverage & Tobacco - 1.2%
211,649	Celsius Holdings, Inc.*	$9,818,397
	Health Care Equipment & Services - 4.3%
15,158	IDEXX Laboratories, Inc.*	8,129,842
18,536	STERIS PLC	4,452,718
76,389	Veeva Systems, Inc. Class A*	21,998,504
		34,581,064
	Household & Personal Products - 1.1%
69,624	elf Beauty, Inc.*	8,664,010
	Insurance - 1.0%
4,031	Markel Group, Inc.*	8,051,358
	Media & Entertainment - 3.1%
52,233	Live Nation Entertainment, Inc.*	7,901,808
32,580	Take-Two Interactive Software, Inc.*	7,912,053
123,986	Trade Desk, Inc. Class A*	8,925,752
		24,739,613
	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
60,586	Bio-Techne Corp.	3,117,150
8,362	Mettler-Toledo International, Inc.*	9,823,008
83,655	Natera, Inc.*	14,132,676
33,721	Waters Corp.*	11,769,978
		38,842,812
	Semiconductors & Semiconductor Equipment - 4.7%
136,803	Marvell Technology, Inc.	10,588,552
100,654	MKS, Inc.	10,000,982
23,666	Monolithic Power Systems, Inc.	17,308,839
		37,898,373
	Software & Services - 16.1%
455,189	Clearwater Analytics Holdings, Inc. Class A*	9,982,295
145,259	Cloudflare, Inc. Class A*	28,446,070
3,310	Constellation Software, Inc.	12,136,950
39,980	CyberArk Software Ltd.*	16,267,062
50,771	Datadog, Inc. Class A*	6,820,069
32,534	Guidewire Software, Inc.*	7,660,130
25,116	HubSpot, Inc.*	13,980,319
147,596	Procore Technologies, Inc.*	10,098,518
44,481	PTC, Inc.*	7,665,856
20,505	Tyler Technologies, Inc.*	12,156,184
166,990	Unity Software, Inc.*	4,041,158
		129,254,611
	Technology Hardware & Equipment - 1.5%
22,335	CDW Corp.	3,988,807
52,688	Celestica, Inc.*	8,225,124
		12,213,931
	Utilities - 2.6%
105,481	Vistra Corp.	20,443,273
	Total Common Stocks (cost $632,412,290)	$795,463,842
The accompanying notes are an integral part of these financial statements.

22

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Securities Lending Collateral - 1.1%
8,870,375	State Street Navigator Securities Lending Government Money Market Portfolio, 4.29%(2)		$8,870,375
	Total Short-Term Investments (cost $8,870,375)		$8,870,375
	Total Investments (cost $641,282,665)	100.5%	$804,334,217
	Other Assets and Liabilities	(0.5)%	(3,783,827)
	Net Assets	100.0%	$800,550,390
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$795,463,842	$795,463,842	$—	$—
Short-Term Investments	8,870,375	8,870,375	—	—
Total	$804,334,217	$804,334,217	$—	$—

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

23

Hartford Small Cap Growth HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Automobiles & Components - 2.5%
38,457	Dorman Products, Inc.*	$4,717,520
51,026	Modine Manufacturing Co.*	5,026,061
37,971	Patrick Industries, Inc.	3,503,584
		13,247,165
	Banks - 1.0%
101,508	Synovus Financial Corp.	5,253,039
	Capital Goods - 15.6%
24,434	AeroVironment, Inc.*	6,962,468
185,741	Archer Aviation, Inc. Class A*	2,015,290
56,985	ATI, Inc.*	4,920,085
103,446	Atmus Filtration Technologies, Inc.	3,767,503
83,071	AZEK Co., Inc.*	4,514,909
36,251	AZZ, Inc.	3,424,995
26,696	Boise Cascade Co.	2,317,747
33,795	Chart Industries, Inc.*	5,564,347
91,431	Fluor Corp.*	4,687,667
49,189	FTAI Aviation Ltd.	5,658,703
465,959	Hillman Solutions Corp.*	3,326,947
16,831	ITT, Inc.	2,639,606
33,051	Moog, Inc. Class A	5,981,239
17,196	MYR Group, Inc.*	3,120,214
76,536	NEXTracker, Inc. Class A*	4,161,262
50,348	Primoris Services Corp.	3,924,123
58,125	Rush Enterprises, Inc. Class A	2,994,019
43,975	SPX Technologies, Inc.*	7,373,728
23,358	WESCO International, Inc.	4,325,902
		81,680,754
	Commercial & Professional Services - 7.1%
139,680	ACV Auctions, Inc. Class A*	2,265,610
8,235	CACI International, Inc. Class A*	3,925,624
41,822	Casella Waste Systems, Inc. Class A*	4,825,422
73,432	CBIZ, Inc.*	5,265,809
21,665	Clean Harbors, Inc.*	5,008,515
73,715	ExlService Holdings, Inc.*	3,227,980
18,792	Huron Consulting Group, Inc.*	2,584,652
59,823	Innodata, Inc.*	3,064,134
273,195	Verra Mobility Corp.*	6,936,421
		37,104,167
	Consumer Discretionary Distribution & Retail - 2.3%
33,962	Boot Barn Holdings, Inc.*	5,162,224
29,497	Ollie's Bargain Outlet Holdings, Inc.*	3,887,114
10,812	Pool Corp.	3,151,482
		12,200,820
	Consumer Durables & Apparel - 2.5%
19,727	Installed Building Products, Inc.	3,557,173
72,909	Kontoor Brands, Inc.	4,809,807
79,839	Smith Douglas Homes Corp.*(1)	1,550,473
99,137	YETI Holdings, Inc.*	3,124,798
		13,042,251
	Consumer Services - 3.7%
157,974	Genius Sports Ltd.*	1,642,930
20,190	Hyatt Hotels Corp. Class A	2,819,534
263,422	Super Group SGHC Ltd.	2,889,739
216,974	Sweetgreen, Inc. Class A*	3,228,573
92,606	Universal Technical Institute, Inc.*	3,138,417
9,760	Wingstop, Inc.	3,286,582
27,966	Wyndham Hotels & Resorts, Inc.	2,271,119
		19,276,894
	Consumer Staples Distribution & Retail - 0.8%
62,177	Chefs' Warehouse, Inc.*	3,967,514
	Energy - 2.3%
65,004	Cactus, Inc. Class A	2,841,975
19,343	Gulfport Energy Corp.*	3,891,231
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Energy - 2.3% - (continued)
52,654	Kodiak Gas Services, Inc.	$1,804,453
66,684	Matador Resources Co.	3,182,160
		11,719,819
	Equity Real Estate Investment Trusts (REITs) - 1.5%
139,693	CareTrust, Inc. REIT	4,274,606
203,371	Independence Realty Trust, Inc. REIT	3,597,633
		7,872,239
	Financial Services - 6.9%
13,679	Evercore, Inc. Class A	3,693,604
42,625	FirstCash Holdings, Inc.	5,760,342
30,215	Hamilton Lane, Inc. Class A	4,294,156
33,894	Mr. Cooper Group, Inc.*	5,057,324
152,958	Perella Weinberg Partners	2,970,444
169,514	Remitly Global, Inc.*	3,181,778
12,268	Sezzle, Inc.*	2,199,039
58,181	StepStone Group, Inc. Class A	3,229,045
56,155	Stifel Financial Corp.	5,827,766
		36,213,498
	Food, Beverage & Tobacco - 0.5%
36,621	Freshpet, Inc.*	2,488,763
	Health Care Equipment & Services - 10.2%
87,346	Acadia Healthcare Co., Inc.*	1,981,881
92,799	AtriCure, Inc.*	3,041,023
56,981	Ensign Group, Inc.	8,789,889
28,413	GeneDx Holdings Corp.*	2,622,804
37,803	Glaukos Corp.*	3,904,672
68,831	HealthEquity, Inc.*	7,210,736
61,968	Hims & Hers Health, Inc.*	3,089,105
30,453	iRhythm Technologies, Inc.*	4,688,544
53,747	Lantheus Holdings, Inc.*	4,399,729
46,576	Merit Medical Systems, Inc.*	4,353,925
102,036	Option Care Health, Inc.*	3,314,129
70,774	RadNet, Inc.*	4,027,748
13,229	TransMedics Group, Inc.*	1,772,818
		53,197,003
	Household & Personal Products - 2.3%
54,992	BellRing Brands, Inc.*	3,185,687
34,742	Interparfums, Inc.	4,561,972
18,806	WD-40 Co.	4,289,460
		12,037,119
	Insurance - 0.9%
38,000	SiriusPoint Ltd.*	774,820
2,103	White Mountains Insurance Group Ltd.	3,776,399
		4,551,219
	Materials - 3.6%
122,799	Axalta Coating Systems Ltd.*	3,645,902
66,943	Cabot Corp.	5,020,725
16,619	Carpenter Technology Corp.	4,593,159
46,235	Commercial Metals Co.	2,261,354
71,426	FMC Corp.	2,982,036
		18,503,176
	Media & Entertainment - 1.5%
83,825	Atlanta Braves Holdings, Inc. Class C*	3,920,495
119,899	Cargurus, Inc.*	4,013,020
		7,933,515
	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
46,558	Akero Therapeutics, Inc.*	2,484,335
247,482	Amicus Therapeutics, Inc.*	1,418,072
32,999	Apogee Therapeutics, Inc.*	1,433,147
95,327	Avidity Biosciences, Inc.*	2,707,287
32,403	Axsome Therapeutics, Inc.*	3,382,549
35,114	Blueprint Medicines Corp.*	4,500,912
The accompanying notes are an integral part of these financial statements.

24

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.2% - (continued)
69,716	Celldex Therapeutics, Inc.*	$1,418,721
63,260	CG oncology, Inc.*	1,644,760
77,562	Crinetics Pharmaceuticals, Inc.*	2,230,683
41,213	Cytokinetics, Inc.*	1,361,678
34,128	Disc Medicine, Inc.*	1,807,419
34,787	Ionis Pharmaceuticals, Inc.*	1,374,434
46,432	Kymera Therapeutics, Inc.*	2,026,292
58,452	MBX Biosciences, Inc.*(1)	666,937
30,950	Nuvalent, Inc. Class A*	2,361,485
51,247	Protagonist Therapeutics, Inc.*	2,832,422
70,617	PTC Therapeutics, Inc.*	3,448,934
34,813	Revolution Medicines, Inc.*	1,280,770
62,499	Scholar Rock Holding Corp.*	2,213,715
34,245	Soleno Therapeutics, Inc.*	2,869,046
63,733	Spyre Therapeutics, Inc.*	954,083
37,996	Structure Therapeutics, Inc. ADR*	788,037
100,952	TG Therapeutics, Inc.*	3,633,262
30,224	Ultragenyx Pharmaceutical, Inc.*	1,098,945
31,595	Vaxcyte, Inc.*	1,027,153
92,131	Veracyte, Inc.*	2,490,301
55,552	Vericel Corp.*	2,363,738
29,288	Verona Pharma PLC ADR*	2,770,059
		58,589,176
	Semiconductors & Semiconductor Equipment - 4.1%
33,330	Cirrus Logic, Inc.*	3,474,819
77,970	Credo Technology Group Holding Ltd.*	7,219,242
16,263	MACOM Technology Solutions Holdings, Inc.*	2,330,325
38,671	MKS, Inc.	3,842,351
67,936	Rambus, Inc.*	4,349,263
		21,216,000
	Software & Services - 11.9%
132,130	ACI Worldwide, Inc.*	6,066,088
34,828	Agilysys, Inc.*	3,992,682
8,577	Appfolio, Inc. Class A*	1,975,112
211,936	AvePoint, Inc.*	4,092,484
61,349	Bill Holdings, Inc.*	2,838,005
445,249	CCC Intelligent Solutions Holdings, Inc.*	4,189,793
250,431	Clearwater Analytics Holdings, Inc. Class A*	5,491,952
30,597	Commvault Systems, Inc.*	5,333,975
160,641	Grid Dynamics Holdings, Inc.*	1,855,403
60,163	Intapp, Inc.*	3,105,614
218,484	Jamf Holding Corp.*	2,077,783
78,514	Pegasystems, Inc.	4,249,963
35,879	SPS Commerce, Inc.*	4,882,773
93,282	Unity Software, Inc.*	2,257,424
70,712	Varonis Systems, Inc.*	3,588,634
108,471	Vertex, Inc. Class A*	3,832,823
157,875	Zeta Global Holdings Corp. Class A*	2,445,484
		62,275,992
	Technology Hardware & Equipment - 4.0%
17,500	Fabrinet*	5,156,900
27,156	Insight Enterprises, Inc.*	3,749,836
37,196	Lumentum Holdings, Inc.*	3,535,852
102,897	Napco Security Technologies, Inc.	3,055,012
35,699	PAR Technology Corp.*	2,476,440
276,041	Viavi Solutions, Inc.*	2,779,733
		20,753,773
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Transportation - 0.7%
23,490	Ryder System, Inc.		$3,734,910
	Utilities - 0.7%
31,624	Chesapeake Utilities Corp.		3,801,837
	Total Common Stocks (cost $422,021,330)		$510,660,643
EXCHANGE-TRADED FUNDS - 1.6%
	Other Investment Pools & Funds - 1.6%
28,681	iShares Russell 2000 Growth ETF		$8,198,751
	Total Exchange-Traded Funds (cost $8,162,879)		$8,198,751
	Total Long-Term Investments (cost $430,184,209)		$518,859,394
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
$ 1,476,696	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $1,476,876; collateralized by U.S. Treasury Note at 2.75%, maturing 07/31/2027, with a market value of $1,506,263		$1,476,696
	Securities Lending Collateral - 0.1%
757,371	State Street Navigator Securities Lending Government Money Market Portfolio, 4.29%(2)		757,371
	Total Short-Term Investments (cost $2,234,067)		$2,234,067
	Total Investments (cost $432,418,276)	99.8%	$521,093,461
	Other Assets and Liabilities	0.2%	1,173,760
	Net Assets	100.0%	$522,267,221
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

25

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$510,660,643	$510,660,643	$—	$—
Exchange-Traded Funds	8,198,751	8,198,751	—	—
Short-Term Investments	2,234,067	757,371	1,476,696	—
Total	$521,093,461	$519,616,765	$1,476,696	$—

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Small Company HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 1.7%
42,601	Modine Manufacturing Co.*	$4,196,199
27,658	Visteon Corp.*	2,580,491
		6,776,690
	Banks - 1.5%
139,426	Cadence Bank	4,458,843
50,800	Seacoast Banking Corp. of Florida	1,403,096
		5,861,939
	Capital Goods - 17.1%
21,552	Acuity, Inc.	6,429,824
202,668	Ameresco, Inc. Class A*	3,078,527
25,765	Applied Industrial Technologies, Inc.	5,989,074
204,947	AZEK Co., Inc.*	11,138,869
5,635	Comfort Systems USA, Inc.	3,021,543
12,140	Curtiss-Wright Corp.	5,930,997
31,161	DXP Enterprises, Inc.*	2,731,262
87,559	Fluor Corp.*	4,489,150
90,279	NEXTracker, Inc. Class A*	4,908,469
91,750	Rush Enterprises, Inc. Class A	4,726,043
248,696	Shoals Technologies Group, Inc. Class A*	1,056,958
108,492	StandardAero, Inc.*	3,433,772
38,397	Voyager Technologies, Inc. Class A*	1,507,082
77,639	Xometry, Inc. Class A*	2,623,422
202,856	Zurn Elkay Water Solutions Corp.	7,418,444
		68,483,436
	Commercial & Professional Services - 8.8%
68,331	Casella Waste Systems, Inc. Class A*	7,884,031
222,661	ExlService Holdings, Inc.*	9,750,325
51,766	GEO Group, Inc.*	1,239,796
36,987	TriNet Group, Inc.	2,705,229
414,239	Verra Mobility Corp.*	10,517,528
48,041	WNS Holdings Ltd.*	3,038,113
		35,135,022
	Consumer Discretionary Distribution & Retail - 3.6%
41,547	Boot Barn Holdings, Inc.*	6,315,144
42,522	Ollie's Bargain Outlet Holdings, Inc.*	5,603,549
43,094	Tory Burch LLC*(1)(2)	2,327,940
		14,246,633
	Consumer Durables & Apparel - 1.3%
81,995	Champion Homes, Inc.*	5,133,707
	Consumer Services - 5.9%
590,075	Genius Sports Ltd.*	6,136,780
80,448	H&R Block, Inc.	4,415,791
165,418	Life Time Group Holdings, Inc.*	5,017,128
28,422	Stride, Inc.*	4,126,590
63,040	Sweetgreen, Inc. Class A*	938,035
8,372	Wingstop, Inc.	2,819,187
		23,453,511
	Consumer Staples Distribution & Retail - 0.6%
104,741	Guardian Pharmacy Services, Inc. Class A*	2,232,031
	Energy - 1.8%
56,507	Cactus, Inc. Class A	2,470,486
128,667	Viper Energy, Inc.	4,906,073
		7,376,559
	Equity Real Estate Investment Trusts (REITs) - 3.3%
183,939	American Healthcare, Inc. REIT	6,757,919
178,421	Phillips Edison & Co., Inc. REIT	6,250,087
		13,008,006
	Financial Services - 4.4%
156,503	HA Sustainable Infrastructure Capital, Inc.	4,203,671
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Financial Services - 4.4% - (continued)
38,573	Hamilton Lane, Inc. Class A	$5,481,995
48,137	PJT Partners, Inc. Class A	7,943,086
		17,628,752
	Food, Beverage & Tobacco - 0.2%
14,000	Freshpet, Inc.*	951,440
	Health Care Equipment & Services - 10.6%
396,241	Alignment Healthcare, Inc.*	5,547,374
27,137	Ensign Group, Inc.	4,186,154
38,878	GeneDx Holdings Corp.*	3,588,828
50,073	Glaukos Corp.*	5,172,040
62,636	HealthEquity, Inc.*	6,561,747
108,521	Hims & Hers Health, Inc.*	5,409,772
36,676	Lantheus Holdings, Inc.*	3,002,297
135,236	PACS Group, Inc.*	1,747,249
67,645	PROCEPT BioRobotics Corp.*	3,896,352
24,493	TransMedics Group, Inc.*	3,282,307
		42,394,120
	Household & Personal Products - 0.9%
62,277	BellRing Brands, Inc.*	3,607,707
	Insurance - 2.2%
128,089	Beazley PLC	1,644,664
350,384	SiriusPoint Ltd.*	7,144,330
		8,788,994
	Materials - 1.9%
101,788	Cabot Corp.	7,634,100
	Media & Entertainment - 2.3%
122,255	Cargurus, Inc.*	4,091,875
116,338	Criteo SA ADR*	2,787,458
75,866	Ziff Davis, Inc.*	2,296,464
		9,175,797
	Pharmaceuticals, Biotechnology & Life Sciences - 13.8%
41,339	Akero Therapeutics, Inc.*	2,205,849
203,191	Amicus Therapeutics, Inc.*	1,164,284
30,774	Apellis Pharmaceuticals, Inc.*	532,698
41,009	Apogee Therapeutics, Inc.*	1,781,021
65,500	Avidity Biosciences, Inc.*	1,860,200
13,493	Axsome Therapeutics, Inc.*	1,408,534
33,448	Blueprint Medicines Corp.*	4,287,365
86,605	Celldex Therapeutics, Inc.*	1,762,412
79,269	Crinetics Pharmaceuticals, Inc.*	2,279,776
47,838	Cytokinetics, Inc.*	1,580,568
40,451	Disc Medicine, Inc.*	2,142,285
64,726	Insmed, Inc.*	6,514,025
20,470	Janux Therapeutics, Inc.*	472,857
57,526	Kymera Therapeutics, Inc.*	2,510,435
32,522	Merus NV*	1,710,657
31,575	Nurix Therapeutics, Inc.*	359,639
31,768	Nuvalent, Inc. Class A*	2,423,898
45,373	Protagonist Therapeutics, Inc.*	2,507,766
26,011	Prothena Corp. PLC*	157,887
51,468	PTC Therapeutics, Inc.*	2,513,697
92,943	Revolution Medicines, Inc.*	3,419,373
49,748	Scholar Rock Holding Corp.*	1,762,074
16,539	Soleno Therapeutics, Inc.*	1,385,637
38,009	Structure Therapeutics, Inc. ADR*	788,307
55,423	Vaxcyte, Inc.*	1,801,802
59,290	Verona Pharma PLC ADR*	5,607,648
		54,940,694
	Semiconductors & Semiconductor Equipment - 4.8%
59,312	Credo Technology Group Holding Ltd.*	5,491,698
29,462	MKS, Inc.	2,927,344
The accompanying notes are an integral part of these financial statements.

27

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Semiconductors & Semiconductor Equipment - 4.8% - (continued)
41,826	SiTime Corp.*		$8,912,284
11,717	Universal Display Corp.		1,809,808
			19,141,134
	Software & Services - 8.9%
32,168	Agilysys, Inc.*		3,687,740
463,368	AvePoint, Inc.*		8,947,636
233,184	Clearwater Analytics Holdings, Inc. Class A*		5,113,725
25,226	CyberArk Software Ltd.*		10,263,955
248,728	Freshworks, Inc. Class A*		3,708,534
74,112	Intapp, Inc.*		3,825,661
			35,547,251
	Technology Hardware & Equipment - 2.9%
86,531	Calix, Inc.*		4,602,584
31,308	Novanta, Inc.*		4,036,541
42,966	PAR Technology Corp.*		2,980,551
			11,619,676
	Total Common Stocks (cost $313,519,041)		$393,137,199
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
4,198	iShares Russell 2000 Growth ETF		$1,200,040
	Total Exchange-Traded Funds (cost $1,200,540)		$1,200,040
	Total Long-Term Investments (cost $314,719,581)		$394,337,239
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 1,449,662	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $1,449,839; collateralized by U.S. Treasury Note at 2.75%, maturing 07/31/2027, with a market value of $1,478,723		$1,449,662
	Total Short-Term Investments (cost $1,449,662)		$1,449,662
	Total Investments (cost $316,169,243)	99.1%	$395,786,901
	Other Assets and Liabilities	0.9%	3,450,438
	Net Assets	100.0%	$399,237,339
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,327,940 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$3,377,559	$2,327,940

(2)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$393,137,199	$389,164,595	$1,644,664	$2,327,940
Exchange-Traded Funds	1,200,040	1,200,040	—	—
Short-Term Investments	1,449,662	—	1,449,662	—
Total	$395,786,901	$390,364,635	$3,094,326	$2,327,940

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

28

Hartford Stock HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Capital Goods - 9.6%
43,287	Deere & Co.	$22,011,007
17,772	General Dynamics Corp.	5,183,381
149,386	Honeywell International, Inc.	34,789,012
27,036	Lockheed Martin Corp.	12,521,453
58,274	Northrop Grumman Corp.	29,135,834
35,344	Trane Technologies PLC	15,459,819
		119,100,506
	Commercial & Professional Services - 2.1%
85,131	Automatic Data Processing, Inc.	26,254,400
	Consumer Discretionary Distribution & Retail - 5.0%
62,532	Home Depot, Inc.	22,926,733
321,564	TJX Cos., Inc.	39,709,938
		62,636,671
	Consumer Durables & Apparel - 2.3%
405,661	NIKE, Inc. Class B	28,818,158
	Consumer Services - 3.2%
30,632	Marriott International, Inc. Class A	8,368,969
106,398	McDonald's Corp.	31,086,303
		39,455,272
	Equity Real Estate Investment Trusts (REITs) - 0.9%
38,328	Public Storage REIT	11,246,202
	Financial Services - 11.2%
128,480	American Express Co.	40,982,550
71,234	Mastercard, Inc. Class A	40,029,234
37,310	S&P Global, Inc.	19,673,190
107,834	Visa, Inc. Class A	38,286,462
		138,971,436
	Food, Beverage & Tobacco - 6.4%
365,071	Coca-Cola Co.	25,828,773
1,015,027	Diageo PLC	25,595,013
84,190	Nestle SA	8,370,704
150,788	PepsiCo, Inc.	19,910,047
		79,704,537
	Health Care Equipment & Services - 6.1%
181,368	Abbott Laboratories	24,667,862
82,699	Stryker Corp.	32,718,205
60,704	UnitedHealth Group, Inc.	18,937,827
		76,323,894
	Household & Personal Products - 4.0%
242,733	Colgate-Palmolive Co.	22,064,430
169,682	Procter & Gamble Co.	27,033,736
		49,098,166
	Insurance - 4.6%
102,444	Chubb Ltd.	29,680,076
125,419	Marsh & McLennan Cos., Inc.	27,421,610
		57,101,686
	Materials - 5.0%
95,125	Ecolab, Inc.	25,630,480
76,611	Linde PLC	35,944,349
		61,574,829
	Media & Entertainment - 2.7%
188,687	Alphabet, Inc. Class A	33,252,310
	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
173,945	Danaher Corp.	34,361,095
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.8% - (continued)
33,033	Eli Lilly & Co.		$25,750,215
75,535	Johnson & Johnson		11,537,971
137,144	Merck & Co., Inc.		10,856,319
175,099	Zoetis, Inc.		27,306,689
			109,812,289
	Semiconductors & Semiconductor Equipment - 7.3%
170,717	Broadcom, Inc.		47,058,141
206,862	Texas Instruments, Inc.		42,948,689
			90,006,830
	Software & Services - 11.0%
106,247	Accenture PLC Class A		31,756,166
55,208	Intuit, Inc.		43,483,477
122,684	Microsoft Corp.		61,024,248
			136,263,891
	Technology Hardware & Equipment - 3.1%
187,128	Apple, Inc.		38,393,052
	Transportation - 3.9%
244,031	Canadian National Railway Co.		25,427,251
99,493	Union Pacific Corp.		22,891,349
			48,318,600
	Total Common Stocks (cost $681,870,452)		$1,206,332,729
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 6,993,507	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $6,994,362; collateralized by U.S. Treasury Note at 2.75%, maturing 07/31/2027, with a market value of $7,133,490		$6,993,507
	Total Short-Term Investments (cost $6,993,507)		$6,993,507
	Total Investments (cost $688,863,959)	97.8%	$1,213,326,236
	Other Assets and Liabilities	2.2%	27,671,522
	Net Assets	100.0%	$1,240,997,758
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

29

Hartford Stock HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,206,332,729	$1,172,367,012	$33,965,717	$—
Short-Term Investments	6,993,507	—	6,993,507	—
Total	$1,213,326,236	$1,172,367,012	$40,959,224	$—

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

Hartford Total Return Bond HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2%
	Asset-Backed - Automobile - 0.8%
	Avis Budget Rental Car Funding AESOP LLC
$ 1,220,000	5.36%, 06/20/2030(1)	$1,251,769
645,000	5.58%, 12/20/2030(1)	660,496
4,425,000	Exeter Automobile Receivables Trust 4.91%, 08/15/2029	4,452,593
1,425,000	GLS Auto Receivables Issuer Trust 4.89%, 04/16/2029(1)	1,430,294
1,145,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	1,148,324
389,708	Santander Drive Auto Receivables Trust 4.98%, 02/15/2028	389,894
506,701	Securitized Term Auto Receivables Trust 5.04%, 07/25/2031(1)	510,356
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,007,964
		10,851,690
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,403,631	1.11%, 02/18/2070(1)	1,242,952
1,760,834	5.51%, 10/15/2071(1)	1,799,414
		3,042,366
	Commercial Mortgage-Backed Securities - 4.4%
1,688,000	280 Park Avenue Mortgage Trust 6.73%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,624,700
	BBCMS Mortgage Trust
6,611,262	1.36%, 02/15/2062(3)(4)	564,661
21,493,278	1.61%, 02/15/2050(3)(4)	352,034
7,911,551	1.86%, 02/15/2057(3)(4)	779,495
925,000	3.66%, 04/15/2055(4)	848,885
	Benchmark Mortgage Trust
16,835,393	0.62%, 07/15/2051(3)(4)	178,588
7,556,696	0.67%, 01/15/2051(3)(4)	81,769
8,046,177	1.20%, 08/15/2052(3)(4)	225,986
21,235,777	1.38%, 03/15/2062(3)(4)	810,529
10,292,635	1.62%, 01/15/2054(3)(4)	676,415
2,513,509	1.92%, 07/15/2053(3)(4)	124,430
2,395,000	BOCA Commercial Mortgage Trust 6.65%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	2,402,484
	BPR Trust
820,000	5.85%, 11/05/2041(1)(4)	832,355
2,335,000	7.54%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	2,335,397
2,375,000	BWAY Trust 7.71%, 05/05/2042(1)(4)	2,464,343
328,000	BX Trust 7.35%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	328,000
3,173,671	CD Mortgage Trust 2.46%, 08/10/2049	3,116,559
2,357,000	Citigroup Commercial Mortgage Trust 4.14%, 11/15/2049(4)	2,037,242
	Commercial Mortgage Trust
841,000	2.82%, 01/10/2039(1)	799,594
860,000	4.08%, 01/10/2039(1)(4)	793,289
1,106,000	6.51%, 12/10/2041(1)(4)	1,122,597
	CSAIL Commercial Mortgage Trust
5,359,661	0.42%, 06/15/2057(3)(4)	27
1,749,395	0.98%, 11/15/2048(3)(4)	772
6,608,373	2.02%, 01/15/2049(3)(4)	31,228
3,891,278	DBJPM Mortgage Trust 1.82%, 09/15/2053(3)(4)	166,359
380,000	DC Trust 7.29%, 04/13/2040(1)(4)	379,711
2,360,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(4)	2,363,453
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 4,173,884	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	$3,600,764
	GS Mortgage Securities Trust
1,511,045	0.00%, 07/10/2046(3)(4)	15
580,030	0.09%, 08/10/2044(1)(3)(4)	371
2,006,911	5.10%, 04/10/2047(1)(4)	1,578,455
	HTL Commercial Mortgage Trust
1,065,000	6.77%, 05/10/2039(1)(4)	1,073,896
585,000	7.32%, 05/10/2039(1)(4)	598,258
	JP Morgan Chase Commercial Mortgage Securities Trust
1,400,000	2.81%, 01/16/2037(1)	1,253,014
1,290,924	3.69%, 12/15/2047(1)(4)	1,043,260
	JPMBB Commercial Mortgage Securities Trust
402,478	0.49%, 05/15/2048(3)(4)	20,686
2,571,408	0.51%, 09/15/2047(3)(4)	23
674,800	Morgan Stanley Bank of America Merrill Lynch Trust 0.95%, 10/15/2048(3)(4)	14
	Morgan Stanley Capital I Trust
6,443,427	1.45%, 06/15/2050(3)(4)	102,885
1,645,000	3.91%, 09/09/2032(1)	1,456,731
1,460,000	5.11%, 07/15/2049(1)(4)	1,339,360
95,276	5.23%, 10/12/2052(1)(4)	28,661
716,000	Natixis Commercial Mortgage Securities Trust 4.93%, 06/17/2038(1)(4)	694,307
	NJ 2025-WBRK
1,195,000	5.87%, 03/05/2035(1)(4)	1,235,902
2,840,000	6.28%, 03/05/2035(1)(4)	2,902,844
3,090,000	NYC Commercial Mortgage Trust 6.00%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,062,962
2,695,000	RFR Trust 5.86%, 03/11/2041(1)(4)	2,739,524
3,720,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	3,472,068
535,000	TEXAS Commercial Mortgage Trust 5.90%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	533,664
3,112,929	UBS Commercial Mortgage Trust 1.20%, 08/15/2050(3)(4)	51,491
	Wells Fargo Commercial Mortgage Trust
20,408,880	0.98%, 09/15/2057(3)(4)	427
3,085,000	2.94%, 10/15/2049	3,027,550
430,000	4.04%, 05/15/2048(4)	415,947
	Wells Fargo NA
19,538,324	0.69%, 11/15/2062(3)(4)	437,160
9,564,550	0.75%, 11/15/2062(3)(4)	239,703
31,998,408	0.84%, 11/15/2050(3)(4)	434,500
3,599,924	0.89%, 11/15/2054(3)(4)	55,829
17,466,723	0.92%, 09/15/2062(3)(4)	510,750
33,307,226	0.98%, 01/15/2063(3)(4)	1,042,206
12,418,688	1.03%, 05/15/2062(3)(4)	349,555
5,519,972	1.21%, 02/15/2056(3)(4)	305,357
20,349,105	1.87%, 03/15/2063(3)(4)	1,483,724
710,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(4)	590,017
		61,122,782
	Other Asset-Backed Securities - 5.5%
198,009	AASET Trust 3.35%, 01/16/2040(1)	192,296
2,220,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	2,241,009
3,285,000	Battalion CLO 18 Ltd. 6.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	3,292,276
2,590,000	Benefit Street Partners CLO XXXI Ltd. 6.03%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,597,560
The accompanying notes are an integral part of these financial statements.

31

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Other Asset-Backed Securities - 5.5% - (continued)
$ 375,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	$379,369
	CF Hippolyta Issuer LLC
381,691	1.53%, 03/15/2061(1)	368,037
905,504	1.69%, 07/15/2060(1)	895,814
1,016,495	1.99%, 07/15/2060(1)	939,563
579,438	5.97%, 08/15/2062(1)	580,909
4,485,000	Columbia Cent CLO 27 Ltd. 5.73%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	4,489,131
	Domino's Pizza Master Issuer LLC
2,256,200	2.66%, 04/25/2051(1)	2,105,124
1,392,000	3.67%, 10/25/2049(1)	1,326,136
3,103,062	4.12%, 07/25/2048(1)	3,093,220
2,155,000	Elmwood CLO 23 Ltd. 6.08%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,159,323
4,756,351	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,733,206
1,830,000	Golub Capital Partners CLO 68B Ltd. 7.08%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,834,474
1,235,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	1,162,738
210,592	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	208,476
2,170,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	2,202,058
	Post Road Equipment Finance LLC
600,000	4.90%, 05/15/2031(1)	603,310
510,000	5.04%, 05/15/2031(1)	516,503
	Progress Residential Trust
3,253,732	1.51%, 10/17/2038(1)	3,154,917
1,086,693	3.20%, 04/17/2039(1)	1,060,342
1,796,018	4.30%, 03/17/2040(1)	1,772,005
843,953	4.45%, 06/17/2039(1)	843,051
1,380,657	4.75%, 10/27/2039(1)	1,386,602
5,630,000	QTS Issuer ABS I LLC 5.44%, 05/25/2055(1)	5,699,637
3,315,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	3,304,097
	RR 23 Ltd.
4,490,000	5.94%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	4,490,000
4,490,000	6.91%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	4,487,755
300,239	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	286,746
1,340,000	SCF Equipment Trust LLC 5.11%, 11/21/2033(1)	1,366,904
	Stack Infrastructure Issuer LLC
1,880,000	5.90%, 07/25/2048(1)	1,911,268
1,010,000	5.90%, 03/25/2049(1)	1,026,733
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,414,741
1,746,996	Tricon Residential Trust 5.41%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	1,747,269
1,923,556	Wendy's Funding LLC 3.88%, 03/15/2048(1)	1,876,517
	Wingstop Funding LLC
1,359,300	2.84%, 12/05/2050(1)	1,288,253
870,000	5.86%, 12/05/2054(1)	891,814
2,315,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	2,362,124
		76,291,307
	Whole Loan Collateral CMO - 7.3%
	Angel Oak Mortgage Trust
976,581	0.91%, 01/25/2066(1)(4)	846,525
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Whole Loan Collateral CMO - 7.3% - (continued)
$ 518,689	0.99%, 04/25/2053(1)(4)	$493,193
898,136	0.99%, 04/25/2066(1)(4)	769,501
1,526,568	1.82%, 11/25/2066(1)(4)	1,356,436
848,319	2.88%, 12/25/2066(1)(5)	786,331
901,977	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(4)	873,202
	BRAVO Residential Funding Trust
469,245	0.94%, 02/25/2049(1)(4)	419,978
309,749	0.97%, 03/25/2060(1)(4)	295,716
	COLT Mortgage Loan Trust
1,472,255	0.91%, 06/25/2066(1)(4)	1,266,361
3,198,652	4.55%, 04/25/2067(1)(4)	3,205,186
	CSMC Trust
1,453,984	0.94%, 05/25/2066(1)(4)	1,230,274
1,758,326	1.84%, 10/25/2066(1)(4)	1,562,440
4,264,930	2.27%, 11/25/2066(1)(4)	3,878,856
1,062,296	3.25%, 04/25/2047(1)(4)	969,267
995,146	4.12%, 12/27/2060(1)(4)	993,579
581,586	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	513,719
	Ellington Financial Mortgage Trust
648,636	0.93%, 06/25/2066(1)(4)	541,589
1,933,248	2.21%, 01/25/2067(1)(4)	1,685,270
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,772,253	2.50%, 08/25/2059	1,442,774
1,617,996	3.50%, 11/25/2057	1,527,495
3,006,177	3.50%, 03/25/2058	2,680,005
4,363,035	3.50%, 07/25/2058	4,075,167
867,843	3.50%, 08/25/2058	803,458
3,252,138	3.50%, 10/25/2058	2,945,384
	Federal National Mortgage Association Connecticut Avenue Securities Trust
726,000	6.11%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	732,112
654,800	7.41%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	670,669
1,547,000	7.46%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,588,088
3,155,000	8.81%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,292,349
	GCAT Trust
1,284,882	1.04%, 05/25/2066(1)(4)	1,076,618
1,075,064	1.92%, 08/25/2066(1)(4)	995,908
4,028,112	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(5)	3,852,068
	Legacy Mortgage Asset Trust
942,795	5.75%, 04/25/2061(1)(5)	937,405
1,286,789	5.75%, 07/25/2061(1)(5)	1,298,637
	MFA Trust
125,822	1.01%, 01/26/2065(1)(4)	118,303
890,806	1.03%, 11/25/2064(1)(4)	784,438
559,901	1.15%, 04/25/2065(1)(4)	523,961
	New Residential Mortgage Loan Trust
403,497	0.94%, 10/25/2058(1)(4)	392,899
227,419	2.49%, 09/25/2059(1)(4)	216,934
896,710	3.50%, 08/25/2059(1)(4)	851,445
1,049,848	3.75%, 11/26/2035(1)(4)	1,016,226
1,038,219	3.75%, 11/25/2056(1)(4)	994,841
1,039,889	4.00%, 05/25/2057(1)(4)	998,322
728,141	4.00%, 12/25/2057(1)(4)	709,978
1,013,736	5.18%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	992,120
850,643	5.93%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	862,137
2,634,396	NMLT Trust 1.19%, 05/25/2056(1)(4)	2,257,740
The accompanying notes are an integral part of these financial statements.

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.2% - (continued)
	Whole Loan Collateral CMO - 7.3% - (continued)
	OBX Trust
$ 2,174,795	1.05%, 07/25/2061(1)(4)	$1,779,355
2,161,364	1.10%, 05/25/2061(1)(4)	1,783,379
903,031	1.96%, 10/25/2061(1)(4)	765,574
3,329,279	2.31%, 11/25/2061(1)(4)	2,978,677
	PRET LLC
3,465,000	5.74%, 06/25/2055(1)(5)	3,465,236
418,194	5.96%, 09/25/2054(1)(5)	415,913
	PRPM LLC
3,533,515	3.75%, 04/25/2055(1)(5)	3,413,242
530,603	5.70%, 11/25/2029(1)(5)	533,151
1,637,134	5.87%, 04/25/2026(1)(5)	1,634,174
1,652,677	5.87%, 11/25/2029(1)(5)	1,651,850
2,835,834	6.61%, 10/25/2025(1)(5)	2,834,022
210,837	RCO VIII Mortgage LLC 6.43%, 05/25/2030(1)(5)	213,124
	Starwood Mortgage Residential Trust
361,041	0.94%, 05/25/2065(1)(4)	335,392
2,525,651	1.92%, 11/25/2066(1)(4)	2,236,453
4,777,351	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(4)	4,060,729
	Verus Securitization Trust
778,783	0.92%, 02/25/2064(1)(4)	720,119
1,176,785	0.94%, 07/25/2066(1)(4)	981,719
656,835	1.03%, 02/25/2066(1)(4)	582,909
4,528,240	1.05%, 06/25/2066(1)(4)	3,972,933
1,676,843	1.82%, 11/25/2066(1)(4)	1,531,200
4,131,792	1.83%, 10/25/2066(1)(5)	3,712,130
583,670	4.13%, 02/25/2067(1)(5)	558,114
180,693	VOLT XCIV LLC 6.24%, 02/27/2051(1)(5)	180,618
		100,664,917
	Total Asset & Commercial Mortgage-Backed Securities (cost $261,112,403)	$251,973,062
CORPORATE BONDS - 23.0%
	Advertising - 0.2%
	Lamar Media Corp.
2,335,000	3.63%, 01/15/2031	$2,157,632
1,175,000	4.00%, 02/15/2030	1,122,475
		3,280,107
	Aerospace & Defense - 0.2%
745,000	BAE Systems PLC 5.13%, 03/26/2029(1)	763,615
	Boeing Co.
335,000	2.95%, 02/01/2030	310,564
90,000	3.20%, 03/01/2029	85,671
105,000	3.75%, 02/01/2050	74,151
295,000	5.15%, 05/01/2030	300,339
385,000	6.39%, 05/01/2031	413,757
470,000	6.53%, 05/01/2034	510,668
	L3Harris Technologies, Inc.
435,000	5.05%, 06/01/2029	444,991
339,000	5.50%, 08/15/2054	328,750
		3,232,506
	Agriculture - 0.4%
	BAT Capital Corp.
830,000	5.63%, 08/15/2035	844,584
545,000	5.83%, 02/20/2031	573,503
360,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	372,953
	Philip Morris International, Inc.
1,235,000	4.38%, 11/01/2027	1,240,611
690,000	4.75%, 11/01/2031	695,081
270,000	5.13%, 02/15/2030	277,783
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Agriculture - 0.4% - (continued)
$ 530,000	5.13%, 02/13/2031	$545,871
425,000	5.38%, 02/15/2033	438,905
215,000	5.63%, 11/17/2029	225,758
565,000	5.63%, 09/07/2033	592,036
		5,807,085
	Apparel - 0.2%
	Tapestry, Inc.
640,000	5.10%, 03/11/2030	648,327
485,000	5.50%, 03/11/2035	486,877
1,420,000	William Carter Co. 5.63%, 03/15/2027(1)	1,411,173
		2,546,377
	Auto Manufacturers - 0.1%
635,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	645,447
780,000	Ford Motor Co. 6.10%, 08/19/2032(6)	778,904
495,000	General Motors Financial Co., Inc. 5.45%, 07/15/2030	501,951
		1,926,302
	Beverages - 0.2%
	Bacardi Ltd./Bacardi-Martini BV
150,000	5.25%, 01/15/2029(1)	152,118
413,000	5.40%, 06/15/2033(1)	411,613
515,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	531,679
	Constellation Brands, Inc.
570,000	3.15%, 08/01/2029	541,476
535,000	4.80%, 05/01/2030	539,413
		2,176,299
	Biotechnology - 0.1%
690,000	Biogen, Inc. 5.75%, 05/15/2035	710,574
890,000	Gilead Sciences, Inc. 4.80%, 11/15/2029	908,414
		1,618,988
	Chemicals - 0.2%
705,000	NOVA Chemicals Corp. 7.00%, 12/01/2031(1)	738,631
1,735,000	OCP SA 7.50%, 05/02/2054(7)	1,732,883
		2,471,514
	Commercial Banks - 4.2%
EUR 600,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(7)(8)	734,028
740,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(7)(8)	905,461
	Bank of America Corp.
$ 940,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(8)	819,760
985,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(8)	858,352
1,065,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	902,428
1,410,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(8)	1,289,023
1,020,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(8)	970,928
The accompanying notes are an integral part of these financial statements.

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 4.2% - (continued)
$ 395,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(8)	$399,551
760,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(8)	778,962
210,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(8)	214,612
1,235,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	1,235,011
	Bank of New York Mellon Corp.
660,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(8)	675,586
305,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	308,835
1,230,000	BNP Paribas SA 5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(8)	1,240,552
	BPCE SA
1,615,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(8)	1,644,462
1,295,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(8)	1,343,288
1,370,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(8)	1,422,223
520,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(8)	550,732
1,325,000	Citibank NA 4.91%, 05/29/2030	1,350,439
	Citigroup, Inc.
1,330,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(8)	1,345,158
230,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(8)	234,654
	Citizens Financial Group, Inc.
790,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(8)	800,582
120,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(8)	129,345
	Credit Agricole SA
1,590,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(8)	1,619,649
1,775,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(8)	1,845,656
1,750,000	Deutsche Bank AG 5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(8)	1,777,336
	Goldman Sachs Group, Inc.
820,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(8)	716,144
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 4.2% - (continued)
$ 225,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(8)	$199,992
1,170,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(8)	1,173,514
430,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	424,799
715,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(8)	726,872
540,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(8)	553,593
710,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(8)	739,077
	HSBC Holdings PLC
410,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(8)	374,683
870,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(8)	881,616
1,675,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(8)	1,705,464
990,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(8)	1,011,356
400,000	5.55%, 03/04/2030, (5.55% fixed rate until 03/04/2029; 6 mo. USD SOFR + 1.46% thereafter)(8)	411,901
	JP Morgan Chase & Co.
945,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	831,925
1,450,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	1,454,337
250,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(8)	247,381
1,495,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(8)	1,522,302
465,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(8)	476,848
1,340,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(8)	1,375,794
1,070,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(8)	1,095,284
1,575,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(8)	1,635,412
280,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(8)	294,296
The accompanying notes are an integral part of these financial statements.

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 4.2% - (continued)
	Morgan Stanley
$ 815,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(8)	$697,269
1,530,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(8)	1,308,135
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(8)	441,120
495,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(8)	495,944
460,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	470,899
455,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(8)	467,945
160,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(8)	169,475
815,000	OTP Bank Nyrt 7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(7)(8)	831,610
1,045,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(8)	1,066,487
900,000	Societe Generale SA 5.25%, 05/22/2029, (5.25% fixed rate until 05/22/2028; 6 mo. USD SOFR + 1.42% thereafter)(1)(8)	910,989
865,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(8)	925,698
1,235,000	Sumitomo Mitsui Financial Group, Inc. 5.25%, 07/08/2036, 6 mo. USD SOFR + 1.50%(4)	1,235,000
1,155,000	UBS Group AG 6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(8)	1,200,127
	Wells Fargo & Co.
1,310,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(8)	1,196,357
425,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(8)	425,083
755,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(8)	773,243
155,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	159,005
100,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(8)	102,325
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 4.2% - (continued)
$ 1,170,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(8)	$1,208,092
765,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(8)	836,169
		58,170,175
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
475,000	2.45%, 08/12/2031(1)	409,877
430,000	4.25%, 11/01/2029(1)	421,057
	Block, Inc.
970,000	3.50%, 06/01/2031	889,750
2,640,000	6.50%, 05/15/2032	2,723,749
	Howard University
1,000,000	2.70%, 10/01/2029	916,836
1,000,000	2.90%, 10/01/2031	872,230
720,000	3.48%, 10/01/2041	524,746
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,297,816
385,000	4.63%, 12/15/2027	382,648
1,861,000	5.13%, 06/01/2029	1,853,033
		11,291,742
	Construction Materials - 0.4%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,278,619
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	479,786
2,205,000	4.38%, 07/15/2030(1)	2,087,785
		5,846,190
	Diversified Financial Services - 0.5%
	American Express Co.
1,005,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	1,026,220
1,280,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(8)	1,310,043
685,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	690,040
	Capital One Financial Corp.
275,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(8)	286,655
285,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(8)	290,143
1,800,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(8)	2,033,722
785,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(8)	912,475
		6,549,298
	Electric - 2.8%
835,000	AES Andes SA 6.25%, 03/14/2032(1)	851,500
	Alabama Power Co.
945,000	3.45%, 10/01/2049	670,616
185,000	5.10%, 04/02/2035	186,442
475,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(8)	495,253
The accompanying notes are an integral part of these financial statements.

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Electric - 2.8% - (continued)
$ 720,000	Baltimore Gas & Electric Co. 5.45%, 06/01/2035	$737,991
1,110,000	CenterPoint Energy Houston Electric LLC 5.20%, 10/01/2028	1,144,264
310,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	288,239
	Consolidated Edison Co. of New York, Inc.
545,000	3.20%, 12/01/2051	361,180
790,000	5.50%, 03/15/2055	765,698
135,000	5.70%, 05/15/2054	134,768
1,125,000	Dominion Energy, Inc. 5.00%, 06/15/2030	1,148,119
625,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	534,509
	Duke Energy Corp.
2,040,000	2.55%, 06/15/2031	1,817,716
320,000	3.30%, 06/15/2041	240,063
775,000	5.00%, 08/15/2052	679,446
180,000	5.45%, 06/15/2034	184,875
610,000	Duke Energy Florida LLC 1.75%, 06/15/2030	538,055
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	529,120
380,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	371,233
	Duke Energy Progress LLC
670,000	4.38%, 03/30/2044	567,455
255,000	5.05%, 03/15/2035	256,080
475,000	5.55%, 03/15/2055	464,282
	Eversource Energy
1,120,000	5.13%, 05/15/2033	1,120,826
689,000	5.50%, 01/01/2034	701,649
	Georgia Power Co.
245,000	4.30%, 03/15/2042	211,452
985,000	4.55%, 03/15/2030	994,325
585,000	5.20%, 03/15/2035	593,141
1,055,000	Interstate Power & Light Co. 5.60%, 06/29/2035	1,084,403
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	828,194
195,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	194,424
140,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	145,556
365,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	363,829
515,000	NSTAR Electric Co. 5.40%, 06/01/2034	527,599
275,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	281,116
615,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	626,503
	Pacific Gas & Electric Co.
1,335,000	2.50%, 02/01/2031	1,158,849
1,285,000	6.10%, 01/15/2029	1,331,329
647,000	6.15%, 01/15/2033	666,381
408,000	6.95%, 03/15/2034	439,209
	Pinnacle West Capital Corp.
848,000	4.90%, 05/15/2028	859,871
791,000	5.15%, 05/15/2030	809,730
660,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	658,811
	Public Service Enterprise Group, Inc.
635,000	4.90%, 03/15/2030	645,908
135,000	5.45%, 04/01/2034	137,957
330,000	6.13%, 10/15/2033	350,502
	Puget Energy, Inc.
885,000	4.22%, 03/15/2032	832,885
1,995,000	5.73%, 03/15/2035(1)	2,006,946
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Electric - 2.8% - (continued)
$ 640,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	$653,508
	Southern California Edison Co.
255,000	3.65%, 02/01/2050	168,541
215,000	4.00%, 04/01/2047	154,410
170,000	4.65%, 10/01/2043	137,431
470,000	5.20%, 06/01/2034	455,827
740,000	5.45%, 03/01/2035	726,394
190,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	193,310
	Virginia Electric & Power Co.
356,000	2.45%, 12/15/2050	199,726
820,000	5.00%, 04/01/2033	828,427
1,340,000	5.00%, 01/15/2034	1,341,614
250,000	5.05%, 08/15/2034	250,531
170,000	5.35%, 01/15/2054	159,679
440,000	5.65%, 03/15/2055	433,363
640,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	654,711
	Xcel Energy, Inc.
720,000	4.60%, 06/01/2032	704,069
945,000	4.75%, 03/21/2028	954,174
350,000	5.60%, 04/15/2035	357,319
		38,911,333
	Engineering & Construction - 0.2%
1,000,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	971,908
1,286,383	International Airport Finance SA 12.00%, 03/15/2033(1)	1,378,551
		2,350,459
	Entertainment - 0.3%
	Warnermedia Holdings, Inc.
2,140,000	4.28%, 03/15/2032	1,591,625
617,000	5.14%, 03/15/2052	402,158
	WMG Acquisition Corp.
725,000	3.75%, 12/01/2029(1)	679,567
2,240,000	3.88%, 07/15/2030(1)	2,093,661
		4,767,011
	Environmental Control - 0.5%
4,475,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	4,453,046
	Republic Services, Inc.
165,000	1.45%, 02/15/2031	140,728
400,000	4.88%, 04/01/2029	408,511
415,000	5.20%, 11/15/2034	424,756
	Waste Management, Inc.
475,000	3.88%, 01/15/2029	469,056
455,000	4.95%, 03/15/2035	456,930
		6,353,027
	Food - 0.6%
870,000	Cencosud SA 5.95%, 05/28/2031(1)	897,949
405,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75%, 04/01/2033	416,308
1,305,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 5.50%, 01/15/2036(1)	1,306,918
	Mars, Inc.
655,000	4.60%, 03/01/2028(1)	660,324
1,785,000	5.00%, 03/01/2032(1)	1,808,730
345,000	5.20%, 03/01/2035(1)	349,133
540,000	5.65%, 05/01/2045(1)	541,306
345,000	5.70%, 05/01/2055(1)	344,158
325,000	5.80%, 05/01/2065(1)	324,442
The accompanying notes are an integral part of these financial statements.

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Food - 0.6% - (continued)
$ 745,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	$718,272
760,000	Sysco Corp. 5.10%, 09/23/2030	778,640
		8,146,180
	Gas - 0.3%
456,000	Boston Gas Co. 3.76%, 03/16/2032(1)	420,795
480,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	466,988
196,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	203,692
	NiSource, Inc.
525,000	5.35%, 07/15/2035	529,306
485,000	5.40%, 06/30/2033	496,013
	Southern California Gas Co.
605,000	5.60%, 04/01/2054	588,923
1,320,000	6.00%, 06/15/2055	1,344,487
		4,050,204
	Healthcare - Products - 0.7%
	Alcon Finance Corp.
554,000	2.75%, 09/23/2026(1)	541,969
340,000	5.75%, 12/06/2052(1)	337,446
	Avantor Funding, Inc.
950,000	3.88%, 11/01/2029(1)	899,461
2,130,000	4.63%, 07/15/2028(1)	2,091,573
660,000	GE HealthCare Technologies, Inc. 5.50%, 06/15/2035	675,863
2,812,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,779,084
870,000	Smith & Nephew PLC 2.03%, 10/14/2030	761,965
1,255,000	Solventum Corp. 5.40%, 03/01/2029	1,292,356
		9,379,717
	Healthcare - Services - 0.7%
	Centene Corp.
1,490,000	2.50%, 03/01/2031	1,282,870
640,000	2.63%, 08/01/2031	548,354
95,000	3.38%, 02/15/2030	87,498
4,245,000	4.63%, 12/15/2029	4,128,825
	Humana, Inc.
25,000	5.38%, 04/15/2031	25,573
820,000	5.55%, 05/01/2035	824,586
	Icon Investments Six DAC
385,000	5.81%, 05/08/2027	393,047
210,000	6.00%, 05/08/2034	214,616
	UnitedHealth Group, Inc.
1,150,000	2.75%, 05/15/2040	834,334
190,000	3.50%, 08/15/2039	153,332
240,000	4.95%, 05/15/2062	205,955
125,000	5.30%, 02/15/2030	129,463
365,000	5.30%, 06/15/2035	372,016
290,000	5.38%, 04/15/2054	271,097
490,000	5.75%, 07/15/2064	476,585
260,000	6.05%, 02/15/2063	263,827
		10,211,978
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,446,000	5.13%, 08/01/2030(1)	1,440,918
1,368,000	5.75%, 01/15/2028(1)	1,388,526
		2,829,444
	Insurance - 0.4%
	Athene Global Funding
1,410,000	2.65%, 10/04/2031(1)	1,221,567
390,000	2.72%, 01/07/2029(1)	363,561
730,000	4.72%, 10/08/2029(1)	728,376
840,000	CNO Global Funding 4.88%, 12/10/2027(1)	846,567
	Equitable Financial Life Global Funding
745,000	1.80%, 03/08/2028(1)	696,209
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Insurance - 0.4% - (continued)
$ 650,000	5.00%, 03/27/2030(1)	$659,705
845,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	850,231
		5,366,216
	Internet - 0.4%
	Alphabet, Inc.
675,000	4.00%, 05/15/2030	675,506
1,140,000	5.30%, 05/15/2065	1,116,222
	Gen Digital, Inc.
1,380,000	6.25%, 04/01/2033(1)	1,417,042
1,900,000	6.75%, 09/30/2027(1)	1,933,643
		5,142,413
	Investment Company Security - 0.4%
910,000	Ares Capital Corp. 5.80%, 03/08/2032	906,192
2,270,000	Ares Strategic Income Fund 5.80%, 09/09/2030(1)	2,277,931
1,460,000	HPS Corporate Lending Fund 5.85%, 06/05/2030(1)	1,456,770
930,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	946,991
		5,587,884
	IT Services - 0.3%
730,000	Dell International LLC/EMC Corp. 5.30%, 04/01/2032	746,138
2,657,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,737,071
1,075,000	International Business Machines Corp. 4.80%, 02/10/2030	1,092,137
		4,575,346
	Lodging - 0.1%
	Las Vegas Sands Corp.
820,000	5.63%, 06/15/2028	836,429
705,000	6.00%, 06/14/2030	727,329
		1,563,758
	Machinery - Construction & Mining - 0.1%
1,325,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	1,349,450
	Machinery-Diversified - 0.3%
1,760,000	John Deere Capital Corp. 4.25%, 06/05/2028	1,770,409
936,000	Otis Worldwide Corp. 2.57%, 02/15/2030	863,422
860,000	Regal Rexnord Corp. 6.05%, 04/15/2028	886,215
745,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	755,511
		4,275,557
	Media - 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
515,000	2.25%, 01/15/2029	474,307
525,000	2.80%, 04/01/2031	468,139
520,000	6.48%, 10/23/2045	515,237
	Comcast Corp.
1,025,000	2.89%, 11/01/2051	623,792
854,000	2.94%, 11/01/2056	501,427
	Cox Communications, Inc.
495,000	2.60%, 06/15/2031(1)	433,212
320,000	5.45%, 09/01/2034(1)	315,571
510,000	5.95%, 09/01/2054(1)	473,472
	Paramount Global
580,000	5.25%, 04/01/2044	461,681
260,000	5.85%, 09/01/2043	226,283
840,000	6.88%, 04/30/2036	860,212
The accompanying notes are an integral part of these financial statements.

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Media - 0.6% - (continued)
$ 730,000	Sirius XM Radio LLC 4.00%, 07/15/2028(1)	$701,109
880,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,024,747
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	805,599
		7,884,788
	Mining - 0.3%
	Glencore Funding LLC
1,155,000	5.37%, 04/04/2029(1)	1,184,263
360,000	5.63%, 04/04/2034(1)	366,922
830,000	6.38%, 10/06/2030(1)	890,799
375,000	6.50%, 10/06/2033(1)	406,654
935,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,015,432
	Rio Tinto Finance USA PLC
265,000	5.00%, 03/14/2032	269,628
500,000	5.88%, 03/14/2065	502,141
		4,635,839
	Miscellaneous Manufacturing - 0.1%
800,000	Siemens Funding BV 4.60%, 05/28/2030(1)	807,995
	Oil & Gas - 1.9%
	Aker BP ASA
1,020,000	4.00%, 01/15/2031(1)	968,774
150,000	5.13%, 10/01/2034(1)	144,019
705,000	5.80%, 10/01/2054(1)	642,702
560,000	6.00%, 06/13/2033(1)	577,341
	APA Corp.
675,000	6.10%, 02/15/2035(1)	661,993
315,000	6.75%, 02/15/2055(1)	297,553
930,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	918,840
	BP Capital Markets America, Inc.
285,000	4.81%, 02/13/2033	284,619
435,000	4.89%, 09/11/2033	436,036
	ConocoPhillips Co.
440,000	3.80%, 03/15/2052	319,411
265,000	4.03%, 03/15/2062	190,810
280,000	5.30%, 05/15/2053	258,220
560,000	5.65%, 01/15/2065	532,715
690,000	5.70%, 09/15/2063	659,899
	Coterra Energy, Inc.
950,000	5.40%, 02/15/2035	940,379
275,000	5.60%, 03/15/2034	277,335
	Diamondback Energy, Inc.
550,000	5.55%, 04/01/2035	555,971
285,000	5.90%, 04/18/2064	263,776
300,000	6.25%, 03/15/2053	296,623
	Ecopetrol SA
2,000,000	4.63%, 11/02/2031	1,689,145
1,345,000	7.75%, 02/01/2032	1,321,802
1,695,000	8.38%, 01/19/2036	1,635,449
	Energean Israel Finance Ltd.
925,000	5.88%, 03/30/2031(7)	851,000
550,000	8.50%, 09/30/2033(7)	563,441
	Eni SpA
765,000	5.50%, 05/15/2034(1)	770,623
800,000	5.75%, 05/19/2035(1)	818,248
	EOG Resources, Inc.
535,000	5.00%, 07/15/2032	541,507
800,000	5.35%, 01/15/2036	811,300
660,000	5.65%, 12/01/2054	644,259
850,000	EQT Corp. 4.50%, 01/15/2029(1)	839,668
1,527,000	Hess Corp. 7.13%, 03/15/2033	1,729,229
690,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	684,161
1,350,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	1,382,367
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Oil & Gas - 1.9% - (continued)
$ 500,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	$499,813
	TotalEnergies Capital SA
525,000	5.43%, 09/10/2064	491,162
855,000	5.64%, 04/05/2064	828,833
575,000	Var Energi ASA 5.88%, 05/22/2030(1)	589,081
		25,918,104
	Packaging & Containers - 0.3%
4,005,000	Ball Corp. 6.00%, 06/15/2029	4,105,830
	Pharmaceuticals - 0.4%
1,645,000	Cardinal Health, Inc. 5.00%, 11/15/2029	1,676,788
1,065,000	Cencora, Inc. 4.85%, 12/15/2029	1,081,850
	CVS Health Corp.
300,000	1.75%, 08/21/2030	259,300
323,000	1.88%, 02/28/2031	276,483
522,000	2.13%, 09/15/2031	446,528
440,000	3.25%, 08/15/2029	418,187
705,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	706,535
		4,865,671
	Pipelines - 1.3%
1,425,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	1,436,204
	Columbia Pipelines Holding Co. LLC
488,000	5.10%, 10/01/2031(1)	490,116
565,000	5.68%, 01/15/2034(1)	571,945
1,170,000	6.04%, 08/15/2028(1)	1,218,217
	Columbia Pipelines Operating Co. LLC
205,000	5.93%, 08/15/2030(1)	216,404
62,000	6.04%, 11/15/2033(1)	65,056
810,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	824,914
	Enbridge, Inc.
545,000	3.13%, 11/15/2029	514,844
335,000	5.55%, 06/20/2035	340,566
180,000	5.63%, 04/05/2034	184,935
	Energy Transfer LP
370,000	3.75%, 05/15/2030	355,000
820,000	5.70%, 04/01/2035	835,247
1,065,000	6.40%, 12/01/2030	1,147,691
	Enterprise Products Operating LLC
230,000	3.30%, 02/15/2053	152,088
585,000	4.60%, 01/15/2031	589,450
180,000	5.20%, 01/15/2036	181,218
575,000	5.55%, 02/16/2055	554,720
	Galaxy Pipeline Assets Bidco Ltd.
29	2.16%, 03/31/2034(1)	26
984,813	2.94%, 09/30/2040(1)	806,710
	Hess Midstream Operations LP
390,000	4.25%, 02/15/2030(1)	374,974
655,000	6.50%, 06/01/2029(1)	673,608
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	196,099
220,000	4.40%, 10/15/2029	218,315
310,000	4.75%, 10/15/2031	306,924
385,000	5.05%, 11/01/2034	374,661
180,000	5.85%, 11/01/2064	166,875
845,000	6.05%, 09/01/2033	886,622
240,000	6.10%, 11/15/2032	253,809
110,000	6.63%, 09/01/2053	114,319
60,000	7.15%, 01/15/2051	64,613
	Targa Resources Corp.
350,000	4.90%, 09/15/2030	352,955
1,030,000	5.55%, 08/15/2035	1,035,211
205,000	5.65%, 02/15/2036	206,927
The accompanying notes are an integral part of these financial statements.

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Pipelines - 1.3% - (continued)
$ 145,000	6.50%, 03/30/2034(6)	$155,818
695,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	647,732
	Whistler Pipeline LLC
50,000	5.40%, 09/30/2029(1)	50,572
506,000	5.70%, 09/30/2031(1)	515,835
275,000	5.95%, 09/30/2034(1)	278,538
		17,359,758
	Real Estate Investment Trusts - 0.4%
1,135,000	American Tower Corp. 2.70%, 04/15/2031	1,017,811
985,000	Cousins Properties LP 5.38%, 02/15/2032	995,251
1,035,000	Crown Castle, Inc. 3.10%, 11/15/2029	970,886
2,600,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	2,673,336
		5,657,284
	Retail - 0.3%
	AutoZone, Inc.
235,000	4.75%, 02/01/2033	232,473
155,000	5.40%, 07/15/2034	158,708
360,000	6.55%, 11/01/2033	397,445
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	3,291,077
695,000	5.63%, 01/01/2030(1)	693,014
		4,772,717
	Semiconductors - 0.6%
	Broadcom, Inc.
840,000	4.15%, 02/15/2028	837,556
395,000	5.05%, 07/12/2029	404,487
	Foundry JV Holdco LLC
595,000	5.50%, 01/25/2031(1)	610,289
690,000	5.90%, 01/25/2033(1)	715,310
	Intel Corp.
350,000	3.10%, 02/15/2060	195,690
329,000	3.25%, 11/15/2049	208,373
1,815,000	3.73%, 12/08/2047	1,280,448
170,000	4.75%, 03/25/2050	138,689
	Marvell Technology, Inc.
595,000	2.45%, 04/15/2028	565,378
180,000	2.95%, 04/15/2031	163,926
1,360,000	Micron Technology, Inc. 5.65%, 11/01/2032	1,413,694
1,250,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,127,202
995,000	QUALCOMM, Inc. 4.75%, 05/20/2032	1,006,609
		8,667,651
	Software - 0.8%
2,137,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	2,079,876
	Open Text Corp.
2,960,000	3.88%, 12/01/2029(1)	2,788,092
830,000	6.90%, 12/01/2027(1)	859,305
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	552,427
	Oracle Corp.
580,000	2.95%, 04/01/2030	541,631
735,000	3.85%, 04/01/2060	506,505
285,000	4.10%, 03/25/2061	206,038
245,000	5.25%, 02/03/2032	251,318
480,000	5.50%, 09/27/2064	437,165
2,780,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,782,438
		11,004,795
	Telecommunications - 0.1%
	T-Mobile USA, Inc.
255,000	2.55%, 02/15/2031	228,283
380,000	3.88%, 04/15/2030	369,063
355,000	4.70%, 01/15/2035	343,944
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Telecommunications - 0.1% - (continued)
$ 210,000	5.05%, 07/15/2033	$211,423
425,000	5.13%, 05/15/2032	433,412
275,000	5.75%, 01/15/2034	288,007
		1,874,132
	Trucking & Leasing - 0.1%
705,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.00%, 07/15/2025(1)	704,838
	Total Corporate Bonds (cost $318,662,355)	$318,035,962
FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
	Bermuda - 0.1%
	Bermuda Government International Bonds
735,000	2.38%, 08/20/2030(1)	$652,166
695,000	5.00%, 07/15/2032(1)	684,922
		1,337,088
	Bulgaria - 0.2%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(7)	591,657
1,195,000	4.88%, 05/13/2036(7)	1,561,493
		2,153,150
	Chile - 0.0%
1,115,000	Chile Government International Bonds 1.25%, 01/22/2051	710,350
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,070,000	5.00%, 06/15/2045	1,394,670
395,000	5.20%, 05/15/2049	264,195
550,000	8.38%, 11/07/2054	521,977
		2,180,842
	Costa Rica - 0.1%
815,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	849,866
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 2,155,000	1.63%, 04/28/2032(7)	2,209,075
$ 495,000	5.38%, 09/26/2030(1)	499,449
935,000	6.00%, 09/26/2035(1)	939,687
		3,648,211
	Indonesia - 0.1%
EUR 1,495,000	Indonesia Government International Bonds 1.10%, 03/12/2033	1,471,631
	Israel - 0.2%
	Israel Government International Bonds
$ 920,000	2.75%, 07/03/2030	832,616
1,380,000	5.38%, 02/19/2030	1,406,328
		2,238,944
	Ivory Coast - 0.1%
EUR 1,405,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,482,115
	Mexico - 0.5%
	Mexico Government International Bonds
$ 765,000	3.50%, 02/12/2034	641,070
600,000	4.75%, 04/27/2032	569,946
1,390,000	6.00%, 05/07/2036	1,371,791
1,295,000	6.34%, 05/04/2053	1,185,702
225,000	6.35%, 02/09/2035	229,804
475,000	6.40%, 05/07/2054	436,525
745,000	6.63%, 01/29/2038	756,175
The accompanying notes are an integral part of these financial statements.

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.5% - (continued)
	Mexico - 0.5% - (continued)
$ 1,025,000	6.88%, 05/13/2037	$1,068,358
1,375,000	7.38%, 05/13/2055	1,417,267
		7,676,638
	North Macedonia - 0.2%
EUR 2,165,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	2,551,966
	Panama - 0.0%
	Panama Government International Bonds
$ 435,000	4.50%, 04/16/2050	293,335
60,000	6.70%, 01/26/2036	59,588
275,000	6.85%, 03/28/2054	251,592
		604,515
	Peru - 0.1%
	Peru Government International Bonds
660,000	5.38%, 02/08/2035	658,792
880,000	5.88%, 08/08/2054	847,775
		1,506,567
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 735,000	1.20%, 04/28/2033	729,431
710,000	1.75%, 04/28/2041	594,888
		1,324,319
	Romania - 0.3%
	Romania Government International Bonds
1,010,000	2.63%, 12/02/2040(1)	739,036
4,405,000	2.75%, 04/14/2041(7)	3,233,791
$ 276,000	5.75%, 03/24/2035(1)	254,924
354,000	5.88%, 01/30/2029(1)	356,369
306,000	7.50%, 02/10/2037(1)	317,659
		4,901,779
	Total Foreign Government Obligations (cost $37,535,262)	$34,637,981
MUNICIPAL BONDS - 1.3%
	Development - 0.3%
3,995,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$3,910,915
	General - 0.7%
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,784,155
4,130,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	4,130,000
		9,914,155
	School District - 0.2%
	Chicago Board of Education, IL, GO
1,115,000	6.14%, 12/01/2039	1,033,894
1,540,000	6.32%, 11/01/2029	1,516,287
		2,550,181
	Transportation - 0.1%
1,775,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	1,925,281
	Total Municipal Bonds (cost $19,270,403)	$18,300,532
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.0%(9)
	Oil & Gas Services - 0.0%
$ 782,274	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(10)(11)	$3,911
	Total Senior Floating Rate Interests (cost $782,274)	$3,911
U.S. GOVERNMENT AGENCIES - 42.5%
	Mortgage-Backed Agencies - 42.5%
	Federal Home Loan Mortgage Corp. - 8.2%
33,283	0.00%, 11/15/2036(12)(13)	$27,800
5,630,809	0.57%, 12/25/2033(3)(4)	162,427
4,247,574	0.72%, 10/25/2026(3)(4)	28,144
18,472,634	0.73%, 03/25/2027(3)(4)	154,099
17,149,473	0.81%, 12/25/2030(3)(4)	555,766
9,650,754	0.87%, 06/25/2027(3)(4)	108,664
4,183,647	0.96%, 11/25/2030(3)(4)	158,461
1,673,592	1.00%, 02/25/2051	1,449,073
7,631,337	1.11%, 10/25/2030(3)(4)	323,953
12,767,116	1.21%, 06/25/2030(3)(4)	587,442
4,102,016	1.44%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(3)	280,874
7,725,509	1.50%, 05/15/2037(3)	419,540
779,179	1.50%, 11/01/2051	586,071
6,184,917	1.68%, 05/25/2030(3)(4)	386,721
544,863	1.75%, 10/15/2042	475,516
502,409	2.00%, 06/01/2036	462,196
266,145	2.00%, 12/01/2040	229,331
1,691,253	2.00%, 05/01/2041	1,454,539
1,870,087	2.00%, 12/01/2041	1,609,773
1,544,231	2.00%, 10/01/2050	1,232,150
1,438,047	2.00%, 02/01/2051	1,153,452
5,736,409	2.00%, 03/01/2051	4,577,349
2,615,476	2.00%, 04/01/2051	2,081,296
1,441,866	2.00%, 05/01/2051	1,160,984
623,237	2.00%, 08/01/2051	497,847
630,302	2.00%, 11/01/2051	505,286
2,372,927	2.00%, 04/01/2052	1,905,716
3,394,848	2.00%, 06/15/2052(3)	445,321
95,664	2.50%, 05/15/2028(3)	2,306
874,234	2.50%, 05/01/2050	735,304
982,249	2.50%, 06/01/2050	828,271
2,430,658	2.50%, 07/01/2050	2,045,249
1,730,903	2.50%, 11/01/2050	1,450,425
526,301	2.50%, 02/01/2051	444,472
1,812,139	2.50%, 03/01/2051	1,510,243
2,255,296	2.50%, 03/25/2051(3)	314,740
665,808	2.50%, 05/01/2051	557,722
809,270	2.50%, 07/01/2051	677,888
1,013,453	2.50%, 10/01/2051	847,827
2,594,232	2.50%, 03/15/2052(3)	415,925
1,604,296	2.50%, 03/25/2052	1,437,568
2,511,529	2.50%, 04/01/2052	2,094,607
2,943,691	2.50%, 08/25/2052(3)	454,609
195,684	3.00%, 03/15/2028(3)	5,191
367,057	3.00%, 08/01/2029	360,268
19,509	3.00%, 05/15/2032(3)	54
1,468,395	3.00%, 10/01/2032	1,426,558
232,576	3.00%, 03/15/2033(3)	16,562
943,892	3.00%, 04/01/2033	917,768
1,571,243	3.00%, 11/01/2036	1,489,540
914,203	3.00%, 01/01/2037	866,289
2,025,000	3.00%, 03/25/2040	1,781,364
3,175,727	3.00%, 11/01/2046	2,833,352
385,716	3.00%, 12/01/2046	343,592
658,970	3.00%, 07/01/2050	576,626
271,488	3.00%, 08/01/2051	237,270
2,465,446	3.00%, 09/25/2051(3)	399,399
The accompanying notes are an integral part of these financial statements.

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.5% - (continued)
	Mortgage-Backed Agencies - 42.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.2% - (continued)
$ 1,844,366	3.00%, 10/01/2051	$1,618,698
708,474	3.00%, 01/01/2052	621,946
931,236	3.00%, 05/01/2052	815,182
312,632	3.25%, 11/15/2041	292,972
22,798	3.50%, 09/15/2026(3)	330
6,666	3.50%, 03/15/2027(3)	23
531,000	3.50%, 05/15/2034(3)	36,983
1,031,950	3.50%, 08/01/2034	1,004,528
185,511	3.50%, 03/15/2041(3)	3,635
455,623	3.50%, 10/15/2045	423,049
213,292	3.50%, 06/01/2046	198,040
965,700	3.50%, 12/15/2046	894,108
1,053,086	3.50%, 10/01/2047	965,860
412,170	3.50%, 12/01/2047	378,103
5,823,763	3.50%, 03/01/2048	5,349,932
185,783	3.50%, 08/01/2048	172,845
1,767,925	3.50%, 04/25/2051(3)	364,778
4,970	4.00%, 08/01/2025	4,960
3,144	4.00%, 12/15/2026(3)	42
20,020	4.00%, 07/15/2027(3)	356
28,265	4.00%, 03/15/2028(3)	275
21,945	4.00%, 06/15/2028(3)	295
182,426	4.00%, 07/15/2030(3)	9,459
1,053,460	4.00%, 05/25/2040(3)	157,381
1,119,532	4.00%, 09/15/2041	1,093,153
965,320	4.00%, 05/01/2042	933,695
307,288	4.00%, 08/01/2042	296,549
381,691	4.00%, 09/01/2042	368,392
20,047	4.00%, 07/01/2044	19,723
1,944,404	4.00%, 03/25/2045(3)	351,809
84,774	4.00%, 06/01/2045	80,483
301,327	4.00%, 02/01/2046	286,167
119,290	4.00%, 04/01/2047	114,482
96,414	4.00%, 09/01/2048	91,377
912,500	4.00%, 04/01/2049	862,314
444,300	4.00%, 05/01/2049	421,944
1,686,351	4.00%, 07/01/2049	1,604,934
187,341	4.50%, 09/01/2044	181,478
1,987,854	4.50%, 05/25/2050(3)	402,613
773,768	4.75%, 07/15/2039	779,755
317,083	5.00%, 09/15/2033(3)	42,217
3,521	5.00%, 03/01/2039	3,570
98,579	5.00%, 08/01/2039	99,936
2,573	5.00%, 09/01/2039	2,592
5,422	5.00%, 12/01/2039	5,461
5,065	5.00%, 04/01/2041	5,134
10,774	5.00%, 04/01/2044	10,932
9,670	5.00%, 05/01/2044	9,587
420,177	5.00%, 02/15/2048(3)	83,725
504,222	5.00%, 08/01/2052	496,563
1,309,487	5.00%, 04/01/2053	1,291,865
1,380,324	5.00%, 11/01/2054	1,362,259
5,747	5.50%, 03/01/2028	5,791
22,684	5.50%, 04/01/2033	22,953
257,354	5.50%, 05/01/2034	263,663
4,950	5.50%, 05/01/2037	5,103
14,049	5.50%, 11/01/2037	14,486
2,569,770	5.50%, 12/01/2037	2,618,912
26,826	5.50%, 02/01/2038	27,556
11,477	5.50%, 04/01/2038	11,790
14,561	5.50%, 06/01/2038	14,946
1,487,921	5.50%, 08/01/2038	1,534,475
153,401	5.50%, 09/01/2038	157,512
2,975	5.50%, 12/01/2039	3,055
39,723	5.50%, 02/01/2040	40,788
130,301	5.50%, 05/01/2040	133,846
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.5% - (continued)
	Mortgage-Backed Agencies - 42.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.2% - (continued)
$ 127,989	5.50%, 08/01/2040	$131,419
657,047	5.50%, 06/01/2041	674,120
539,057	5.50%, 10/15/2046(3)	100,546
2,031,185	5.50%, 02/01/2053	2,040,456
523	6.00%, 07/01/2029	532
60,075	6.00%, 10/01/2032	62,564
5,782	6.00%, 11/01/2032	5,881
71,722	6.00%, 12/01/2032	74,464
6,150	6.00%, 11/01/2033	6,379
13,321	6.00%, 01/01/2034	13,815
6,275	6.00%, 02/01/2034	6,506
61,766	6.00%, 08/01/2034	64,619
67,425	6.00%, 09/01/2034	70,475
85,552	6.00%, 01/01/2035	88,630
408,797	6.00%, 11/01/2037	429,005
1,025,685	6.00%, 11/01/2052	1,045,658
1,117,567	6.00%, 12/01/2052	1,143,044
536,554	6.00%, 03/01/2053	551,358
4,064,815	6.00%, 06/01/2054	4,139,158
3,863,731	6.00%, 08/01/2054	3,929,973
92	6.50%, 08/01/2032	96
185,073	6.50%, 07/15/2036	192,087
50,953	6.50%, 12/01/2037	54,040
1,432,000	7.21%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,474,960
16	7.50%, 09/01/2029	16
2,005,000	7.66%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,083,446
3,990,000	7.66%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,155,868
1,705,000	7.71%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,750,940
3,815,000	7.81%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	4,029,414
620,000	7.86%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	648,675
1,629,000	7.96%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,682,342
1,705,000	8.01%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,796,115
1,525,000	8.31%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,609,348
2,440,000	8.81%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,593,363
		114,211,457
	Federal National Mortgage Association - 13.1%
36,566	0.00%, 03/25/2036(12)(13)	32,334
329,558	0.00%, 06/25/2041(12)(13)	248,652
7,463,599	0.38%, 01/25/2030(3)(4)	61,963
4,424,953	1.50%, 09/01/2051	3,333,238
306,435	1.50%, 10/01/2051	230,682
404,549	1.50%, 04/01/2052	304,290
7,863,433	1.58%, 05/25/2029(3)(4)	294,032
4,208,427	1.64%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(3)	276,755
834,630	1.75%, 12/25/2042	752,593
792,571	1.92%, 04/25/2055(2)(3)	35,383
614,782	2.00%, 05/01/2036	561,717
1,399,283	2.00%, 08/01/2036	1,280,445
892,703	2.00%, 09/01/2036	823,961
640,782	2.00%, 12/01/2036	591,430
524,934	2.00%, 09/25/2039	461,290
1,089,749	2.00%, 09/01/2040	952,218
2,541,581	2.00%, 12/01/2040	2,201,357
1,029,560	2.00%, 04/01/2041	887,061
The accompanying notes are an integral part of these financial statements.

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.5% - (continued)
	Mortgage-Backed Agencies - 42.5% - (continued)
	Federal National Mortgage Association - 13.1% - (continued)
$ 345,657	2.00%, 05/01/2041	$298,165
1,344,450	2.00%, 10/01/2041	1,158,703
967,202	2.00%, 03/25/2050	805,205
5,250,458	2.00%, 12/01/2050	4,187,730
8,568,091	2.00%, 02/01/2051	6,840,432
12,636,180	2.00%, 03/01/2051	10,058,050
479,361	2.00%, 07/01/2051	381,413
627,536	2.00%, 10/01/2051	504,482
3,511,873	2.00%, 03/25/2052(3)	448,061
20,707	2.00%, 04/01/2052	16,410
589,819	2.07%, 08/25/2044(3)(4)	38,726
754,399	2.10%, 05/25/2046(3)(4)	36,998
800,230	2.25%, 04/01/2033	692,160
506,112	2.26%, 06/25/2055(3)(4)	24,722
89,801	2.50%, 06/25/2028(3)	2,101
1,836,926	2.50%, 09/01/2040	1,663,909
75,104	2.50%, 01/01/2043	66,042
1,866,602	2.50%, 02/01/2043	1,645,249
639,860	2.50%, 03/01/2043	563,981
1,360,723	2.50%, 05/01/2043	1,196,541
1,076,656	2.50%, 06/01/2043	941,192
644,546	2.50%, 04/01/2045	550,969
861,558	2.50%, 04/01/2050	724,095
996,796	2.50%, 06/01/2050	837,661
163,841	2.50%, 07/01/2050	137,303
1,564,778	2.50%, 09/01/2050	1,311,256
2,699,507	2.50%, 10/01/2050	2,276,419
1,159,982	2.50%, 01/01/2051	975,891
2,798,617	2.50%, 02/25/2051(3)	468,490
15,375,498	2.50%, 05/01/2051	12,902,866
2,266,280	2.50%, 06/01/2051	1,891,467
1,285,487	2.50%, 07/01/2051	1,076,811
849,202	2.50%, 09/01/2051	710,880
9,941,399	2.50%, 11/01/2051	8,377,731
1,509,013	2.50%, 12/01/2051	1,270,192
1,452,313	2.50%, 01/01/2052	1,218,406
2,198,918	2.50%, 03/01/2052	1,832,129
2,822,893	2.50%, 06/25/2052(3)	443,113
2,785,760	2.50%, 09/25/2052(3)	439,879
2,008,277	2.50%, 01/01/2057	1,666,792
59,251	3.00%, 09/25/2027(3)	1,194
296,333	3.00%, 01/25/2028(3)	4,935
1,057,219	3.00%, 04/25/2033(3)	65,648
388,263	3.00%, 08/01/2033	377,331
1,069,596	3.00%, 03/01/2037	1,013,480
1,581,761	3.00%, 06/01/2043	1,432,440
1,030,907	3.00%, 09/01/2048	914,501
991,665	3.00%, 08/25/2049	901,942
149,944	3.00%, 12/01/2049	131,382
2,391,575	3.00%, 08/01/2050	2,088,840
987,978	3.00%, 10/01/2050	859,014
1,365,014	3.00%, 12/01/2050	1,187,048
439,180	3.00%, 04/01/2051	382,553
1,238,306	3.00%, 05/01/2051	1,100,897
248,831	3.00%, 06/01/2051	217,469
318,333	3.00%, 07/01/2051	278,464
1,416,718	3.00%, 08/01/2051	1,237,092
2,257,958	3.00%, 09/01/2051	1,981,927
3,777,049	3.00%, 10/01/2051	3,298,640
4,136,132	3.00%, 11/01/2051	3,602,560
1,903,728	3.00%, 12/01/2051	1,662,358
1,018,114	3.00%, 04/01/2052	890,899
1,288,175	3.00%, 05/01/2052	1,125,601
52,642	3.50%, 05/25/2027(3)	1,050
114,272	3.50%, 10/25/2027(3)	3,321
237,107	3.50%, 05/25/2030(3)	12,455
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.5% - (continued)
	Mortgage-Backed Agencies - 42.5% - (continued)
	Federal National Mortgage Association - 13.1% - (continued)
$ 56,811	3.50%, 08/25/2030(3)	$2,332
22,964	3.50%, 02/25/2031(3)	212
247,134	3.50%, 09/25/2035(3)	22,230
1,369,268	3.50%, 11/25/2039(3)	119,063
1,678,000	3.50%, 01/25/2042	1,579,073
1,888,420	3.50%, 08/01/2043	1,752,672
568,548	3.50%, 10/01/2044	530,279
540,188	3.50%, 02/01/2045	502,152
512,733	3.50%, 01/01/2046	475,971
371,235	3.50%, 03/01/2046	344,959
907,649	3.50%, 09/01/2046	834,143
442,733	3.50%, 10/01/2046	408,455
317,366	3.50%, 10/25/2046(3)	62,158
458,884	3.50%, 11/01/2046	424,589
644,700	3.50%, 05/01/2047	597,067
1,453,839	3.50%, 09/01/2047	1,336,564
271,778	3.50%, 12/01/2047	251,031
937,913	3.50%, 01/01/2048	857,248
197,522	3.50%, 02/01/2048	181,234
1,007,975	3.50%, 07/01/2048	932,669
2,180,092	3.50%, 04/01/2052	1,984,849
3,685,868	3.50%, 09/01/2057	3,311,148
2,074,948	3.50%, 05/01/2058	1,863,998
2,113,885	3.50%, 12/25/2058	1,888,841
5,939	4.00%, 10/01/2025	5,917
1,151,967	4.00%, 10/01/2040	1,113,029
471,153	4.00%, 11/01/2040	455,189
351,005	4.00%, 12/01/2040	339,122
165,343	4.00%, 02/01/2041	159,729
430,886	4.00%, 03/01/2041	416,074
1,091,500	4.00%, 06/01/2041	1,061,446
153,942	4.00%, 03/25/2042(3)	16,278
194,559	4.00%, 08/01/2042	187,428
433,047	4.00%, 09/01/2042	417,578
80,411	4.00%, 11/25/2042(3)	7,318
68,181	4.00%, 03/01/2045	64,782
257,155	4.00%, 03/01/2046	245,597
103,697	4.00%, 05/01/2046	98,254
422,406	4.00%, 06/01/2046	400,296
1,097,997	4.00%, 10/01/2047	1,039,962
2,564,555	4.00%, 06/01/2048	2,422,338
464,027	4.00%, 09/01/2048	439,163
324,458	4.00%, 01/01/2049	310,477
2,861,479	4.00%, 04/01/2049	2,682,304
110,514	4.00%, 08/01/2049	105,547
1,988,814	4.00%, 04/01/2050	1,884,568
2,028,093	4.00%, 11/25/2050(3)	425,960
320,731	4.00%, 08/01/2051	308,697
1,367,730	4.00%, 06/01/2052	1,279,979
2,477,609	4.39%, 04/01/2029	2,500,288
658	4.50%, 07/25/2027(3)	5
273,534	4.50%, 09/01/2035	272,407
936,960	4.50%, 12/01/2037	935,075
922,755	4.50%, 08/01/2040	920,110
918,189	4.50%, 10/01/2040	915,630
473,596	4.50%, 10/01/2041	471,789
1,076,520	4.50%, 08/25/2043(3)	227,844
378,451	4.50%, 09/01/2043	377,396
514,899	4.50%, 04/01/2049	500,403
2,272,893	4.50%, 01/01/2051	2,177,952
1,564,895	4.50%, 03/01/2053	1,497,985
380,000	4.75%, 04/01/2028	385,529
104,087	5.00%, 04/25/2038	104,902
1,248,683	5.00%, 12/25/2051	1,243,395
1,681,139	5.00%, 07/01/2052	1,655,603
1,158,822	5.00%, 08/01/2052	1,144,627
The accompanying notes are an integral part of these financial statements.

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.5% - (continued)
	Mortgage-Backed Agencies - 42.5% - (continued)
	Federal National Mortgage Association - 13.1% - (continued)
$ 2,050,000	5.07%, 12/01/2028	$2,104,757
60,354	5.50%, 06/01/2033	61,746
56,319	5.50%, 08/01/2033	57,048
330,945	5.50%, 09/01/2033	338,289
308,344	5.50%, 12/01/2033	315,287
215,251	5.50%, 01/01/2034	220,198
1,160,938	5.50%, 11/01/2035	1,196,700
326,654	5.50%, 04/01/2036	337,127
226,474	5.50%, 09/01/2036	231,714
196,037	5.50%, 04/25/2037	205,539
834,827	5.50%, 04/01/2038	850,793
901,101	5.50%, 11/25/2040(3)	107,033
756,335	5.50%, 06/25/2042(3)	152,641
929,195	5.50%, 08/25/2044(3)	146,606
1,671,758	5.50%, 03/25/2052	1,686,206
1,562,650	5.50%, 04/25/2052	1,577,336
1,945,897	5.50%, 11/01/2052	1,957,831
4,094,842	5.50%, 12/01/2052	4,113,308
2,088,358	5.50%, 06/01/2053	2,097,776
13,577	5.53%, 05/25/2042(3)(4)	932
105,823	6.00%, 12/01/2032	110,446
128,152	6.00%, 01/01/2033	130,738
17,702	6.00%, 02/01/2033	17,986
108,012	6.00%, 03/01/2033	111,683
311,678	6.00%, 02/01/2037	326,732
437,454	6.00%, 01/25/2042(3)	25,369
1,177,364	6.00%, 05/01/2053	1,211,288
1,329,177	6.00%, 09/01/2054	1,355,613
114	6.50%, 05/01/2031	117
390	6.50%, 09/01/2031	404
371	6.50%, 07/01/2032	384
302	7.00%, 07/01/2029	319
52	7.00%, 12/01/2030	55
49	7.00%, 03/01/2032	52
211	7.50%, 06/01/2027	213
3,861	7.50%, 03/01/2030	3,948
4,465	7.50%, 04/01/2030	4,493
408	7.50%, 06/01/2030	419
775	7.50%, 07/01/2030	796
226	7.50%, 08/01/2030	231
794	7.50%, 05/01/2031	795
3,094	7.50%, 06/01/2031	3,098
243	7.50%, 08/01/2031	244
12,480	7.50%, 09/01/2031	12,495
27	7.50%, 05/01/2032	28
		181,342,786
	Government National Mortgage Association - 7.3%
2,205,623	2.00%, 10/20/2050	1,796,605
4,229,940	2.00%, 12/20/2050	3,445,513
8,245,000	2.00%, 07/20/2054(14)	6,713,080
347,829	2.50%, 12/16/2039	329,739
714,439	2.50%, 07/20/2041	644,459
1,728,986	2.50%, 11/20/2049	1,477,552
1,374,350	2.50%, 03/20/2051	1,168,614
9,210,000	2.50%, 07/20/2054(14)	7,823,337
69,804	3.00%, 09/20/2028(3)	988
1,453,097	3.00%, 05/20/2035(3)	70,189
232,596	3.00%, 02/16/2043(3)	31,051
1,182,924	3.00%, 03/15/2045	1,054,850
60,128	3.00%, 04/15/2045	53,620
1,035,720	3.00%, 07/15/2045	923,592
21,122	3.00%, 08/15/2045	18,835
6,487,717	3.00%, 04/20/2051	5,751,833
1,968,436	3.00%, 08/20/2051	1,743,261
2,546,000	3.00%, 07/20/2054(14)	2,251,579
13,354	3.50%, 02/16/2027(3)	68
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.5% - (continued)
	Mortgage-Backed Agencies - 42.5% - (continued)
	Government National Mortgage Association - 7.3% - (continued)
$ 62,727	3.50%, 03/20/2027(3)	$429
47,883	3.50%, 07/20/2040(3)	547
474	3.50%, 02/20/2041(3)	0 (15)
263,739	3.50%, 04/20/2042(3)	8,248
1,270,706	3.50%, 10/20/2042(3)	159,987
144,533	3.50%, 11/15/2042	135,274
4,084	3.50%, 12/15/2042	3,810
90,593	3.50%, 02/15/2043	84,452
4,383	3.50%, 03/15/2043	4,086
813,958	3.50%, 04/15/2043	758,772
1,648,205	3.50%, 05/15/2043	1,536,508
424,280	3.50%, 07/20/2043(3)	62,285
925,968	3.50%, 03/20/2044	864,219
1,201,406	3.50%, 06/20/2046	1,117,448
305,590	3.50%, 07/20/2046	284,093
321,982	3.50%, 10/20/2046	298,817
1,271,776	3.50%, 02/20/2047	1,178,289
374,709	3.50%, 08/20/2047	346,235
260,552	3.50%, 11/20/2047	240,672
317,878	3.50%, 03/20/2048	293,561
432,193	3.50%, 06/20/2049	394,380
979,863	3.50%, 07/20/2049	898,344
1,053,272	3.50%, 11/20/2049	959,854
310,939	3.50%, 06/20/2050	284,276
992,947	3.50%, 02/20/2051	905,453
745,313	3.88%, 08/15/2042	707,169
6,410	4.00%, 12/16/2026(3)	1
115,439	4.00%, 05/20/2029(3)	670
1,341,124	4.00%, 07/20/2040	1,282,464
1,481,974	4.00%, 09/20/2040	1,417,151
2,369,395	4.00%, 10/20/2040	2,264,286
608,958	4.00%, 12/20/2040	579,324
108,625	4.00%, 05/16/2042(3)	9,363
2,025,239	4.00%, 09/16/2042(3)	479,726
106,866	4.00%, 01/20/2044(3)	20,235
776,004	4.00%, 01/16/2046(3)	128,593
694,998	4.00%, 03/20/2047(3)	124,145
327,093	4.00%, 11/20/2047	305,462
900,337	4.00%, 03/20/2048	842,753
2,426,366	4.00%, 07/20/2048	2,287,113
40,700	4.50%, 11/15/2039	39,529
430,485	4.50%, 05/15/2040	421,358
1,502,641	4.50%, 05/20/2040	1,490,980
86,058	4.50%, 07/15/2041	83,694
1,380,317	4.50%, 08/20/2045(3)	269,640
131,047	4.50%, 01/20/2046	127,847
858,421	4.50%, 01/20/2047(3)	98,147
1,031,610	4.50%, 05/20/2048(3)	154,005
294,892	4.50%, 05/20/2052	284,587
858,461	4.50%, 08/20/2052	828,633
785,892	4.50%, 09/20/2052	758,747
3,563,174	4.50%, 10/20/2052	3,440,834
5,165,000	4.50%, 07/20/2054(14)	4,943,204
867,177	5.00%, 02/16/2040(3)	173,786
785,912	5.00%, 05/20/2040	795,109
625,997	5.00%, 06/20/2040	635,231
245,329	5.00%, 07/20/2040	248,345
460,696	5.00%, 06/15/2041	469,984
441,298	5.00%, 10/16/2041(3)	75,261
661,035	5.00%, 03/15/2044	674,595
183,193	5.00%, 01/16/2047(3)	38,240
3,282,835	5.00%, 07/15/2052	3,229,232
812,500	5.00%, 07/20/2054(14)	797,995
174,669	5.50%, 03/15/2033	178,597
249,524	5.50%, 04/15/2033	255,563
173,279	5.50%, 05/15/2033	178,827
The accompanying notes are an integral part of these financial statements.

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.5% - (continued)
	Mortgage-Backed Agencies - 42.5% - (continued)
	Government National Mortgage Association - 7.3% - (continued)
$ 342,835	5.50%, 10/20/2034	$351,876
571,750	5.50%, 03/20/2039(3)	49,880
550,202	5.50%, 02/16/2047(3)	77,220
362,420	5.50%, 02/20/2047(3)	54,540
10,555,000	5.50%, 07/20/2054(14)	10,568,851
304	6.00%, 01/15/2029	311
226	6.00%, 04/15/2029	230
10,567	6.00%, 12/15/2031	10,906
247	6.00%, 10/15/2032	261
7,905	6.00%, 06/15/2033	8,111
163	6.00%, 03/15/2034	166
13,257	6.00%, 08/15/2034	13,780
23,130	6.00%, 09/15/2034	24,116
15,245	6.00%, 02/15/2035	16,013
27,909	6.00%, 03/15/2036	29,223
28,442	6.00%, 05/15/2036	29,400
68,549	6.00%, 06/15/2036	71,448
7,687	6.00%, 06/15/2037	7,974
17,203	6.00%, 08/15/2037	17,853
29,183	6.00%, 08/15/2039	30,252
571,306	6.00%, 09/20/2040(3)	86,495
45,371	6.00%, 06/15/2041	47,492
573,693	6.00%, 02/20/2046(3)	60,681
10,815,000	6.00%, 07/20/2054(14)	10,972,978
495,583	6.00%, 07/20/2055	503,171
6,632	6.50%, 06/15/2028	6,837
355	6.50%, 08/15/2028	359
466	6.50%, 09/15/2028	472
391	6.50%, 11/15/2028	394
2,120	6.50%, 12/15/2028	2,136
4,122	6.50%, 02/15/2029	4,176
28,700	6.50%, 03/15/2029	29,425
9,160	6.50%, 04/15/2029	9,425
3,026	6.50%, 05/15/2029	3,125
55,624	6.50%, 06/15/2029	56,867
1,734	6.50%, 07/15/2029	1,752
35	6.50%, 03/15/2031	35
58,700	6.50%, 04/15/2031	60,286
14,969	6.50%, 05/15/2031	15,409
1,177	6.50%, 06/15/2031	1,214
58,219	6.50%, 07/15/2031	59,576
10,859	6.50%, 08/15/2031	11,067
19,369	6.50%, 09/15/2031	19,916
33,126	6.50%, 10/15/2031	33,679
118,001	6.50%, 11/15/2031	121,162
18,952	6.50%, 12/15/2031	19,187
38,166	6.50%, 01/15/2032	39,143
12,338	6.50%, 02/15/2032	12,717
20,789	6.50%, 03/15/2032	21,518
76,392	6.50%, 04/15/2032	78,831
183	6.50%, 05/15/2032	186
10,863	6.50%, 06/15/2032	11,022
146	7.00%, 02/15/2031	147
62	7.00%, 06/15/2031	63
16	7.00%, 08/15/2031	16
		100,912,599
	Uniform Mortgage-Backed Security - 13.9%
13,310,000	2.00%, 07/01/2054(14)	10,533,369
3,175,000	2.50%, 07/01/2055(14)	2,631,982
775,000	4.00%, 07/01/2054(14)	720,538
590,000	4.50%, 07/01/2054(14)	564,289
23,420,000	5.00%, 07/01/2054(14)	22,949,262
5,029,000	5.50%, 07/01/2054(14)	5,027,849
140,983,000	6.00%, 07/01/2054(14)	143,256,046
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.5% - (continued)
	Mortgage-Backed Agencies - 42.5% - (continued)
	Uniform Mortgage-Backed Security - 13.9% - (continued)
$ 3,300,000	6.50%, 07/01/2054(14)	$3,407,173
2,670,000	7.00%, 07/01/2054(14)	2,810,714
		191,901,222
	Total U.S. Government Agencies (cost $610,045,169)	$588,368,064
U.S. GOVERNMENT SECURITIES - 26.3%
	U.S. Treasury Securities - 26.3%
	U.S. Treasury Bonds - 13.8%
24,645,000	1.25%, 05/15/2050	$11,837,302
5,115,000	1.88%, 11/15/2051	2,845,618
7,090,000	2.25%, 08/15/2046	4,644,781
15,065,000	2.25%, 02/15/2052	9,202,008
7,860,000	2.38%, 11/15/2049	5,055,270
90,455,000	2.88%, 08/15/2045(16)	67,632,779
6,175,000	3.00%, 02/15/2047	4,635,833
22,615,000	3.38%, 05/15/2044(17)	18,601,721
35,500,000	3.38%, 11/15/2048(18)	28,082,441
3,565,000	3.63%, 08/15/2043	3,067,014
12,035,000	3.63%, 05/15/2053	9,816,047
28,222,000	4.25%, 08/15/2054	25,772,418
		191,193,232
	U.S. Treasury Inflation-Indexed Bonds - 3.1%
11,147,663	0.25%, 02/15/2050(19)	6,470,443
3,662,295	0.63%, 02/15/2043(19)	2,721,050
19,660,767	0.75%, 02/15/2042(19)	15,262,848
8,785,868	0.75%, 02/15/2045(19)	6,411,581
3,208,364	1.00%, 02/15/2046(19)	2,430,139
11,017,362	1.38%, 02/15/2044(19)	9,247,614
		42,543,675
	U.S. Treasury Notes - 9.4%
55,870,000	2.25%, 11/15/2027	54,025,854
37,465,000	4.13%, 11/30/2031	37,844,041
39,155,000	4.25%, 11/15/2034	39,283,477
		131,153,372
	Total U.S. Government Securities (cost $443,857,632)	$364,890,279
COMMON STOCKS - 0.0%
	Energy - 0.0%
30,559	PES Energy Liquidating Trust*(20)(21)	$—
	Total Common Stocks (cost $265,121)	$—
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 5.54%(6)(22)	$1,847,856
	Total Preferred Stocks (cost $1,591,820)	$1,847,856
	Total Long-Term Investments (cost $1,693,122,439)	$1,578,057,647
The accompanying notes are an integral part of these financial statements.

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.5%
$ 6,523,893	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $6,524,690; collateralized by U.S. Treasury Note at 2.75%, maturing 07/31/2027, with a market value of $6,654,525		$6,523,893
	Securities Lending Collateral - 0.1%
1,758,410	State Street Navigator Securities Lending Government Money Market Portfolio, 4.29%(23)		1,758,410
	Total Short-Term Investments (cost $8,282,303)		$8,282,303
	Total Investments (cost $1,701,404,742)	114.5%	$1,586,339,950
	Other Assets and Liabilities	(14.5)%	(201,388,634)
	Net Assets	100.0%	$1,384,951,316
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At June 30, 2025, the aggregate value of these securities was
$356,783,473, representing 25.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $15,380,715, representing 1.1% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2025.

(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	Securities disclosed are principal-only strips.
(13)	Security is a zero-coupon bond.
(14)	Represents or includes a TBA transaction.
(15)	Market value is less than $1.
(16)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of June 30, 2025, the market value of securities pledged was $301,321.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of June 30, 2025, the market value of securities pledged was $5,922,281.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2025, the market value of securities pledged was $4,259,830.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	30,559	$265,121	$—

(21)	Investment valued using significant unobservable inputs.
(22)	Perpetual security with no stated maturity date.
(23)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Futures Contracts Outstanding at June 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	368	09/15/2025	$27,760,702	$223,931
Canadian 10-Year Bond Future	539	09/18/2025	48,289,334	299,501
U.S. Treasury 2-Year Note Future	270	09/30/2025	56,166,328	43,056
U.S. Treasury 5-Year Note Future	1,094	09/30/2025	119,246,000	1,480,315
U.S. Treasury 10-Year Ultra Future	151	09/19/2025	17,254,109	103,231
Total				$2,150,034
Short position contracts:
Euro BUXL 30-Year Bond Future	(48)	09/08/2025	$(6,713,753)	$135,651
Euro-BTP Italian Bond Futures	(136)	09/08/2025	(19,384,356)	(30,013)
Euro-BUND Future	(13)	09/08/2025	(1,993,034)	8,988
French Government Bond Futures	(182)	09/08/2025	(26,549,688)	201,565
U.S. Treasury 10-Year Note Future	(132)	09/19/2025	(14,800,500)	(200,891)
U.S. Treasury Long Bond Future	(353)	09/19/2025	(40,760,469)	(1,453,893)
U.S. Treasury Ultra Bond Future	(56)	09/19/2025	(6,671,000)	(308,525)
Total				$(1,647,118)
Total futures contracts				$502,916

TBA Sale Commitments Outstanding at June 30, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.50%	$3,200,000	07/20/2054	$(2,908,907)	$(49,388)
Government National Mortgage Association, 4.00%	3,050,000	07/20/2054	(2,835,342)	(36,874)
Uniform Mortgage-Backed Security, 2.00%	2,100,000	07/01/2039	(1,918,467)	(33,266)
Uniform Mortgage-Backed Security, 2.50%	15,395,000	07/01/2055	(12,762,003)	(220,832)
Uniform Mortgage-Backed Security, 3.00%	9,995,000	07/01/2054	(8,647,080)	(183,382)
Uniform Mortgage-Backed Security, 3.00%	1,925,000	07/01/2039	(1,835,326)	(23,420)
Uniform Mortgage-Backed Security, 3.50%	15,378,000	07/01/2054	(13,843,358)	(187,307)
Uniform Mortgage-Backed Security, 4.00%	26,779,000	07/01/2054	(24,897,155)	(421,747)
Uniform Mortgage-Backed Security, 4.50%	5,361,000	07/01/2039	(5,326,398)	(53,666)
Uniform Mortgage-Backed Security, 6.50%	1,275,000	07/01/2054	(1,316,408)	(6,312)
Total TBA sale commitments (proceeds receivable $75,074,250)			$(76,290,444)	$(1,216,194)
At June 30, 2025, the aggregate market value of TBA Sale Commitments represents (5.5)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	12,100,000	05/31/2029	Annual	$—	$—	$(128,547)	$(128,547)
4.16% Fixed	12 Mo. USD SOFR	USD	31,330,000	03/19/2045	Annual	—	(59,698)	(824,348)	(764,650)
2.97% Fixed	12 Mo. USD SOFR	USD	12,140,000	03/15/2053	Annual	36,171	—	2,030,452	1,994,281
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	40,237	—	684,351	644,114
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(63,314)	724,496	787,810
Total centrally cleared interest rate swaps contracts						$76,408	$(123,012)	$2,486,404	$2,533,008

The accompanying notes are an integral part of these financial statements.

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at June 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,121,000	BRL	547,208	USD	GSC	09/17/2025	$16,068
589,000	EUR	686,803	USD	SSG	09/17/2025	10,629
548,121	USD	3,121,000	BRL	MSC	09/17/2025	(15,155)
17,598,686	USD	15,306,000	EUR	DEUT	09/17/2025	(525,085)
Total foreign currency contracts						$(513,543)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$251,973,062	$—	$251,973,062	$—
Corporate Bonds	318,035,962	—	318,035,962	—
Foreign Government Obligations	34,637,981	—	34,637,981	—
Municipal Bonds	18,300,532	—	18,300,532	—
Senior Floating Rate Interests	3,911	—	3,911	—
U.S. Government Agencies	588,368,064	—	588,368,064	—
U.S. Government Securities	364,890,279	—	364,890,279	—
Common Stocks	—	—	—	—
Preferred Stocks	1,847,856	1,847,856	—	—
Short-Term Investments	8,282,303	1,758,410	6,523,893	—
Foreign Currency Contracts(2)	26,697	—	26,697	—
Futures Contracts(2)	2,496,238	2,496,238	—	—
Swaps - Interest Rate(2)	3,426,205	—	3,426,205	—
Total	$1,592,289,090	$6,102,504	$1,586,186,586	$—
Liabilities
Foreign Currency Contracts(2)	$(540,240)	$—	$(540,240)	$—
Futures Contracts(2)	(1,993,322)	(1,993,322)	—	—
Swaps - Interest Rate(2)	(893,197)	—	(893,197)	—
TBA Sale Commitments	(76,290,444)	—	(76,290,444)	—
Total	$(79,717,203)	$(1,993,322)	$(77,723,881)	$—

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

47

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 35.2%
	Asset-Backed - Automobile - 23.1%
$ 283,867	American Credit Acceptance Receivables Trust 5.90%, 02/12/2027(1)	$284,017
480,016	American Heritage Auto Receivables Trust 4.83%, 03/15/2028(1)	480,364
	AmeriCredit Automobile Receivables Trust
1,031,196	1.01%, 01/19/2027	1,021,387
260,849	4.38%, 04/18/2028	260,776
987,602	5.75%, 02/18/2028	989,816
	ARI Fleet Lease Trust
580,000	4.38%, 01/17/2034(1)	578,733
615,000	4.59%, 03/15/2034(1)	617,306
241,516	5.30%, 11/15/2032(1)	242,593
291,780	5.41%, 02/17/2032(1)	292,298
252,865	6.05%, 07/15/2032(1)	254,887
800,000	BMW Vehicle Lease Trust 4.43%, 09/27/2027	801,696
	BMW Vehicle Owner Trust
1,857,000	4.43%, 10/25/2027	1,857,005
1,881,043	5.47%, 02/25/2028	1,892,222
405,000	BofA Auto Trust 4.52%, 11/22/2027(1)	405,244
	Capital One Prime Auto Receivables Trust
422,128	3.17%, 04/15/2027	420,269
268,871	4.61%, 10/15/2027	268,941
1,708,634	4.87%, 02/15/2028	1,712,913
	CarMax Auto Owner Trust
313,406	4.47%, 05/15/2026	313,452
1,700,000	4.59%, 07/17/2028	1,705,613
476,129	4.75%, 10/15/2027	476,626
950,773	5.65%, 05/17/2027	953,160
	Carvana Auto Receivables Trust
104,805	0.70%, 01/10/2028	102,733
187,045	5.50%, 08/10/2027(1)	187,245
127,115	5.76%, 04/12/2027(1)	127,185
21,265	5.77%, 04/12/2027(1)	21,272
96,099	6.41%, 09/10/2027(1)	96,268
	Chase Auto Owner Trust
217,644	5.48%, 04/26/2027(1)	217,931
351,425	5.66%, 05/26/2027(1)	352,202
726,214	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	729,813
	Citizens Auto Receivables Trust
232,831	5.43%, 10/15/2026(1)	233,014
417,619	5.54%, 11/16/2026(1)	418,179
1,736,436	5.83%, 02/15/2028(1)	1,749,435
	CPS Auto Receivables Trust
58,720	5.71%, 09/15/2027(1)	58,778
793,203	5.78%, 01/18/2028(1)	794,645
33,774	DT Auto Owner Trust 6.29%, 08/16/2027(1)	33,799
	Enterprise Fleet Financing LLC
83,993	4.38%, 07/20/2029(1)	83,912
686,165	4.56%, 05/20/2026(1)	686,306
155,648	4.72%, 10/21/2025(1)	155,678
2,644,186	5.23%, 03/20/2030(1)	2,663,182
291,334	5.51%, 01/22/2029(1)	292,249
667,505	5.56%, 04/22/2030(1)	671,502
1,018,775	5.74%, 12/20/2026(1)	1,023,308
467,618	5.76%, 10/22/2029(1)	469,501
2,080,228	6.40%, 03/20/2030(1)	2,111,466
148,827	Exeter Automobile Receivables Trust 5.82%, 02/15/2027	148,908
99,959	Flagship Credit Auto Trust 5.89%, 07/15/2027(1)	100,041
	Ford Credit Auto Lease Trust
2,100,000	5.06%, 05/15/2027	2,104,253
14,026	5.24%, 07/15/2026	14,030
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 35.2% - (continued)
	Asset-Backed - Automobile - 23.1% - (continued)
	Ford Credit Auto Owner Trust
$ 2,450,000	3.93%, 08/15/2027	$2,442,537
2,495,000	4.47%, 12/15/2027	2,498,046
615,000	4.59%, 10/15/2027	615,329
2,500,000	4.85%, 08/15/2035(1)	2,536,064
	Ford Credit Floorplan Master Owner Trust A
935,000	4.63%, 04/15/2030	945,318
1,600,000	4.92%, 05/15/2028(1)	1,606,817
438,563	Foursight Capital Automobile Receivables Trust 5.99%, 05/15/2028(1)	440,602
	GLS Auto Receivables Issuer Trust
1,909,362	4.72%, 04/15/2026(1)	1,909,733
385,557	5.77%, 06/15/2027(1)	386,075
459,170	GLS Auto Select Receivables Trust 6.37%, 06/15/2028(1)	462,676
	GM Financial Automobile Leasing Trust
1,115,000	4.58%, 05/22/2028	1,122,121
1,046,687	5.38%, 11/20/2026	1,048,503
	GM Financial Consumer Automobile Receivables Trust
390,000	4.40%, 02/16/2028	390,396
1,925,477	4.66%, 02/16/2028	1,928,267
81,221	5.12%, 02/16/2027	81,291
384,521	5.33%, 03/16/2027	385,046
4,937,522	5.45%, 06/16/2028	4,968,683
122,957	5.89%, 11/16/2026	123,086
2,640,000	GMF Floorplan Owner Revolving Trust 4.59%, 03/15/2029(1)	2,653,867
	Honda Auto Receivables Owner Trust
300,000	3.76%, 12/18/2028	298,712
730,000	4.30%, 01/18/2028	729,317
1,939,000	5.21%, 08/15/2028	1,955,623
150,778	5.87%, 06/22/2026	150,912
318,009	Huntington Auto Trust 5.50%, 03/15/2027(1)	318,385
	Hyundai Auto Lease Securitization Trust
725,000	4.58%, 09/15/2027(1)	727,476
2,332,160	4.77%, 03/15/2027(1)	2,336,247
1,925,000	4.83%, 01/18/2028(1)	1,942,129
1,500,000	5.02%, 03/15/2027(1)	1,504,100
421,634	5.15%, 06/15/2026(1)	422,037
	Hyundai Auto Receivables Trust
176,760	1.09%, 05/17/2027	176,518
735,000	2.35%, 04/17/2028	728,648
1,625,000	4.32%, 10/15/2029	1,631,277
1,165,000	4.45%, 08/15/2028	1,167,226
495,000	M&T Bank Auto Receivables Trust 4.63%, 05/15/2028(1)	495,644
	Mercedes-Benz Auto Lease Trust
725,000	4.23%, 02/15/2028	724,795
595,000	4.61%, 04/16/2029	601,757
485,959	4.74%, 01/15/2027	486,045
535,333	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	535,315
	Nissan Auto Lease Trust
2,500,000	4.91%, 04/15/2027	2,509,386
960,166	5.11%, 10/15/2026	961,258
	Nissan Auto Receivables Owner Trust
2,136,000	2.07%, 12/17/2029	2,106,774
1,805,000	4.49%, 12/17/2029	1,823,152
858,219	Porsche Financial Auto Securitization Trust 5.79%, 01/22/2029(1)	864,743
	Porsche Innovative Lease Owner Trust
1,040,000	4.61%, 10/20/2028(1)	1,049,229
2,575,000	4.67%, 11/22/2027(1)	2,582,902
The accompanying notes are an integral part of these financial statements.

48

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 35.2% - (continued)
	Asset-Backed - Automobile - 23.1% - (continued)
$ 199,885	Santander Drive Auto Receivables Trust 5.80%, 09/15/2027	$200,007
	SBNA Auto Lease Trust
660,000	4.68%, 04/20/2027(1)	660,271
146,068	4.94%, 11/20/2026(1)	146,192
877,849	5.39%, 11/20/2026(1)	880,018
	SFS Auto Receivables Securitization Trust
925,000	4.44%, 12/20/2030(1)	931,793
540,919	4.65%, 05/22/2028(1)	541,146
66,832	5.35%, 06/21/2027(1)	66,869
2,700,000	Stellantis Financial Underwritten Enhanced Lease Trust 4.47%, 07/20/2028(1)	2,710,668
103,213	Tesla Auto Lease Trust 5.37%, 06/22/2026(1)	103,268
522,206	Tesla Electric Vehicle Trust 5.54%, 12/21/2026(1)	522,993
	Toyota Auto Receivables Owner Trust
1,005,000	4.46%, 03/15/2028	1,006,499
1,733,119	5.41%, 03/15/2027	1,736,157
	Toyota Lease Owner Trust
1,625,000	4.21%, 09/20/2027(1)	1,624,298
333,451	4.31%, 02/22/2027(1)	332,924
650,000	5.26%, 06/20/2028(1)	656,036
1,750,000	USAA Auto Owner Trust 4.97%, 12/17/2029(1)	1,774,980
480,000	USB Auto Owner Trust 4.51%, 06/15/2028(1)	481,023
2,280,000	Volkswagen Auto Lease Trust 4.43%, 12/20/2027	2,285,985
1,230,735	Volkswagen Auto Loan Enhanced Trust 4.65%, 11/22/2027	1,231,842
	Westlake Automobile Receivables Trust
74,500	5.62%, 03/15/2027(1)	74,548
225,581	5.89%, 02/16/2027(1)	226,275
270,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	271,011
	Wheels Fleet Lease Funding 1 LLC
1,915,000	4.57%, 01/18/2040(1)	1,924,061
212,644	4.87%, 06/21/2039(1)	213,826
1,069,937	5.80%, 04/18/2038(1)	1,076,936
603,617	6.46%, 08/18/2038(1)	611,838
	World Omni Auto Receivables Trust
2,700,000	1.90%, 03/15/2028	2,655,842
2,500,000	3.44%, 03/15/2028	2,479,763
	World Omni Automobile Lease Securitization Trust
660,000	4.42%, 04/17/2028	661,514
2,525,000	5.25%, 09/17/2029	2,559,777
		117,498,577
	Asset-Backed - Credit Card - 0.4%
2,260,000	WF Card Issuance Trust 4.34%, 05/15/2030	2,277,700
	Commercial Mortgage-Backed Securities - 0.5%
2,500,000	FREMF Mortgage Trust 3.90%, 10/25/2048(1)(2)	2,491,370
	Other Asset-Backed Securities - 8.1%
161,879	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	162,211
965,954	Amur Equipment Finance Receivables XII LLC 6.09%, 12/20/2029(1)	975,304
1,568,450	Amur Equipment Finance Receivables XIII LLC 5.38%, 01/21/2031(1)	1,581,843
1,315,000	Amur Equipment Finance Receivables XV LLC 4.70%, 09/22/2031(1)	1,322,749
2,721,744	Apidos CLO XXXII Ltd. 5.37%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(3)	2,720,955
318,222	Auxilior Term Funding LLC 6.18%, 12/15/2028(1)	320,787
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 35.2% - (continued)
	Other Asset-Backed Securities - 8.1% - (continued)
$ 2,610,000	Bain Capital Credit CLO Ltd. 5.49%, 10/23/2034, 3 mo. USD Term SOFR + 1.21%(1)(3)	$2,614,322
	CCG Receivables Trust
255,005	3.91%, 07/16/2029(1)	254,656
415,000	4.48%, 10/14/2032(1)	415,821
480,082	5.82%, 09/16/2030(1)	482,569
	CNH Equipment Trust
1,812,664	4.30%, 02/18/2028	1,810,283
1,660,000	4.30%, 08/15/2028	1,659,089
244,230	5.19%, 07/15/2027	244,496
234,472	5.42%, 10/15/2027	235,108
206,614	Daimler Trucks Retail Trust 5.60%, 04/15/2026	206,859
338,095	Dell Equipment Finance Trust 5.58%, 03/22/2030(1)	338,772
831,793	Dext ABS LLC 6.56%, 05/15/2034(1)	838,700
	DLLAA LLC
2,210,000	4.70%, 10/20/2027(1)	2,214,161
72,396	5.93%, 07/20/2026(1)	72,481
	DLLAD LLC
127,650	0.64%, 09/21/2026(1)	127,170
414,376	5.50%, 08/20/2027(1)	416,241
126,290	DLLST LLC 5.33%, 01/20/2026(1)	126,385
1,300,000	Elmwood CLO 15 Ltd. 5.44%, 04/22/2035, 3 mo. USD Term SOFR + 1.15%(1)(3)	1,300,000
	GreatAmerica Leasing Receivables Funding LLC
823,385	5.32%, 08/17/2026(1)	824,913
113,601	5.35%, 02/16/2026(1)	113,661
	HPEFS Equipment Trust
1,340,000	5.18%, 05/20/2031(1)	1,342,790
67,369	6.04%, 01/21/2031(1)	67,423
686,416	John Deere Owner Trust 4.36%, 08/16/2027	685,736
	Kubota Credit Owner Trust
380,000	4.48%, 04/17/2028(1)	380,186
2,735,000	4.61%, 12/15/2027(1)	2,742,661
1,000,000	5.28%, 01/18/2028(1)	1,008,283
785,725	5.39%, 01/15/2027(1)	787,517
359,153	5.61%, 07/15/2026(1)	359,530
536,718	Madison Park Funding XXIV Ltd. 5.39%, 10/20/2029, 3 mo. USD Term SOFR + 1.12%(1)(3)	536,818
	MMAF Equipment Finance LLC
1,306,397	5.20%, 09/13/2027(1)	1,309,960
442,008	5.79%, 11/13/2026(1)	443,280
937,167	Octagon Investment Partners 36 Ltd. 5.49%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(3)	937,581
1,067,478	Octagon Investment Partners 39 Ltd. 5.42%, 10/20/2030, 3 mo. USD Term SOFR + 1.15%(1)(3)	1,067,421
189,673	Octagon Investment Partners XVII Ltd. 5.54%, 01/25/2031, 3 mo. USD Term SOFR + 1.26%(1)(3)	189,652
1,100,000	PFS Financing Corp. 4.85%, 02/15/2030(1)	1,113,487
255,785	Race Point IX CLO Ltd. 5.46%, 10/15/2030, 3 mo. USD Term SOFR + 1.20%(1)(3)	255,715
2,750,000	Rad CLO 7 Ltd. 5.63%, 04/17/2036, 3 mo. USD Term SOFR + 1.35%(1)(3)	2,753,437
170,000	SCF Equipment Trust LLC 4.82%, 07/22/2030(1)	170,356
	Volvo Financial Equipment LLC
810,000	4.29%, 10/16/2028(1)	811,306
The accompanying notes are an integral part of these financial statements.

49

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 35.2% - (continued)
	Other Asset-Backed Securities - 8.1% - (continued)
$ 395,000	4.41%, 11/15/2027(1)	$395,231
2,484,311	Voya CLO Ltd. 5.47%, 07/20/2032, 3 mo. USD Term SOFR + 1.20%(1)(3)	2,486,422
		41,224,328
	Whole Loan Collateral CMO - 3.1%
439,439	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(2)	416,063
	BRAVO Residential Funding Trust
211,339	0.94%, 02/25/2049(1)(2)	189,150
192,827	0.97%, 03/25/2060(1)(2)	184,091
771,319	1.70%, 04/25/2060(1)(2)	720,012
84,034	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	82,973
	COLT Mortgage Loan Trust
1,377,833	1.11%, 10/25/2066(1)(2)	1,182,455
265,905	1.33%, 10/26/2065(1)(2)	248,482
1,639,632	1.40%, 10/25/2066(1)(2)	1,376,354
36,361	1.51%, 04/27/2065(1)(2)	35,451
796,860	1.73%, 11/26/2066(1)(2)	716,651
928,615	CSMC Trust 3.57%, 07/25/2049(1)(4)	897,047
	Ellington Financial Mortgage Trust
358,173	0.93%, 06/25/2066(1)(2)	299,062
32,357	2.74%, 11/25/2059(1)(2)	30,702
	GCAT Trust
2,350,128	1.26%, 07/25/2066(1)(2)	1,976,040
464,232	1.92%, 08/25/2066(1)(2)	430,051
	MFA Trust
171,292	1.01%, 01/26/2065(1)(2)	161,056
390,292	1.03%, 11/25/2064(1)(2)	343,689
	New Residential Mortgage Loan Trust
1,106,503	1.16%, 11/27/2056(1)(2)	967,716
321,588	4.00%, 08/27/2057(1)(2)	312,210
	OBX Trust
23,563	5.08%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(3)	23,103
357,715	5.12%, 06/25/2064(1)	356,319
1,429,616	5.45%, 05/25/2065(1)(4)	1,434,450
15,666	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(2)	15,505
1,612,593	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	1,347,810
	Starwood Mortgage Residential Trust
161,783	0.94%, 05/25/2065(1)(2)	150,290
27,334	2.28%, 02/25/2050(1)(2)	26,097
	Towd Point Mortgage Trust
254,935	2.75%, 06/25/2057(1)(2)	248,377
335,693	3.75%, 03/25/2058(1)(2)	332,237
	Verus Securitization Trust
914,424	1.63%, 10/25/2066(1)(2)	798,634
77,068	3.69%, 11/25/2059(1)(2)	76,316
354,325	5.45%, 05/25/2070(1)(4)	355,765
		15,734,158
	Total Asset & Commercial Mortgage-Backed Securities (cost $180,621,246)	$179,226,133
CORPORATE BONDS - 25.6%
	Aerospace & Defense - 0.2%
900,000	Northrop Grumman Systems Corp. 7.75%, 03/15/2026	$909,955
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.6% - (continued)
	Auto Manufacturers - 2.5%
$ 1,400,000	American Honda Finance Corp. 4.95%, 01/09/2026	$1,403,083
2,650,000	BMW U.S. Capital LLC 4.65%, 08/13/2026(1)	2,658,767
	Daimler Truck Finance North America LLC
565,000	5.15%, 01/16/2026(1)	566,690
875,000	5.60%, 08/08/2025(1)	875,853
	Hyundai Capital America
1,650,000	5.45%, 06/24/2026(1)	1,663,251
1,000,000	6.25%, 11/03/2025(1)	1,003,920
2,525,000	Mercedes-Benz Finance North America LLC 4.88%, 07/31/2026(1)	2,537,212
1,900,000	Toyota Motor Credit Corp. 4.50%, 05/14/2027	1,913,213
		12,621,989
	Beverages - 0.1%
730,000	Diageo Capital PLC 5.20%, 10/24/2025	731,278
	Chemicals - 0.3%
699,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	692,222
580,000	Nutrien Ltd. 5.95%, 11/07/2025	582,908
		1,275,130
	Commercial Banks - 10.9%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	1,634,844
	Bank of America Corp.
1,285,000	4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(5)	1,293,155
925,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	927,465
2,000,000	Bank of America NA 5.65%, 08/18/2025	2,001,613
	Banque Federative du Credit Mutuel SA
1,000,000	4.52%, 07/13/2025(1)(6)	999,863
1,250,000	4.94%, 01/26/2026(1)	1,253,243
875,000	5.90%, 07/13/2026(1)	888,275
950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(5)	957,887
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,141,066
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,231,754
	Citibank NA
1,625,000	4.93%, 08/06/2026	1,636,153
2,400,000	5.44%, 04/30/2026	2,418,622
2,575,000	Cooperatieve Rabobank UA 4.37%, 05/27/2027	2,591,386
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,216,191
1,180,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(5)	1,183,631
1,675,000	Goldman Sachs Bank USA 5.41%, 05/21/2027, (5.41% fixed rate until 05/21/2026; 6 mo. USD SOFR + 0.75% thereafter)(5)	1,688,824
1,750,000	Goldman Sachs Group, Inc. 5.80%, 08/10/2026, (5.80% fixed rate until 08/10/2025; 6 mo. USD SOFR + 1.08% thereafter)(5)	1,752,430
1,250,000	HSBC Holdings PLC 7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.03% thereafter)(5)	1,261,673
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	790,569
The accompanying notes are an integral part of these financial statements.

50

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.6% - (continued)
	Commercial Banks - 10.9% - (continued)
	Manufacturers & Traders Trust Co.
$ 2,310,000	4.65%, 01/27/2026	$2,309,989
1,850,000	5.40%, 11/21/2025	1,853,612
1,225,000	Morgan Stanley 5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(5)	1,228,720
1,250,000	Morgan Stanley Bank NA 4.75%, 04/21/2026	1,253,519
1,225,000	National Australia Bank Ltd. 4.97%, 01/12/2026	1,228,679
	PNC Bank NA
1,000,000	4.54%, 05/13/2027, (4.54% fixed rate until 05/13/2026; 6 mo. USD SOFR + 0.63% thereafter)(5)	1,000,503
1,600,000	4.78%, 01/15/2027, (4.78% fixed rate until 01/15/2026; 6 mo. USD SOFR + 0.50% thereafter)(5)	1,602,608
875,000	Royal Bank of Canada 5.20%, 07/20/2026	883,550
925,000	Societe Generale SA 6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	933,334
1,225,000	Standard Chartered PLC 6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 1 yr. USD CMT + 2.05% thereafter)(1)(5)	1,234,938
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.35% thereafter)(5)	1,506,633
925,000	Toronto-Dominion Bank 5.10%, 01/09/2026	927,860
2,575,000	Truist Bank 4.67%, 05/20/2027, (4.67% fixed rate until 05/20/2026; 6 mo. USD SOFR + 0.59% thereafter)(5)	2,578,837
1,250,000	Truist Financial Corp. 5.90%, 10/28/2026, (5.90% fixed rate until 10/28/2025; 6 mo. USD SOFR + 1.63% thereafter)(5)	1,255,143
	UBS AG
2,725,000	1.25%, 06/01/2026	2,648,789
1,575,000	4.86%, 01/10/2028, (4.86% fixed rate until 01/10/2027; 6 mo. USD SOFR + 0.72% thereafter)(5)	1,587,804
	Wells Fargo Bank NA
1,700,000	4.81%, 01/15/2026	1,702,758
1,750,000	5.55%, 08/01/2025	1,750,000
		55,355,920
	Diversified Financial Services - 0.4%
1,300,000	American Express Co. 3.95%, 08/01/2025	1,300,000
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(5)	974,956
		2,274,956
	Electric - 2.5%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,325,523
1,250,000	American Electric Power Co., Inc. 5.70%, 08/15/2025	1,250,987
653,907	Consumers Securitization Funding LLC 5.55%, 03/01/2028	658,485
815,000	DTE Electric Co. 4.25%, 05/14/2027	816,124
1,459,000	Emera U.S. Finance LP 3.55%, 06/15/2026	1,443,043
500,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	501,136
2,625,000	Georgia Power Co. 4.68%, 09/15/2026, 3 mo. USD SOFR + 0.28%(3)	2,621,378
980,000	NextEra Energy Capital Holdings, Inc. 5.75%, 09/01/2025	981,437
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.6% - (continued)
	Electric - 2.5% - (continued)
$ 2,170,000	NYSEG Storm Funding LLC 4.71%, 05/01/2029	$2,180,625
1,000,000	Southern Co. 5.15%, 10/06/2025	1,001,084
		12,779,822
	Food - 0.5%
2,565,000	Mars, Inc. 4.45%, 03/01/2027(1)	2,573,881
	Gas - 0.2%
1,000,000	Spire, Inc. 5.30%, 03/01/2026	1,003,471
	Healthcare - Products - 0.3%
1,575,000	Stryker Corp. 4.55%, 02/10/2027	1,584,529
	Healthcare - Services - 1.4%
545,000	Elevance Health, Inc. 5.35%, 10/15/2025	545,580
4,150,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	4,091,104
	UnitedHealth Group, Inc.
1,300,000	4.75%, 07/15/2026	1,304,679
1,395,000	5.15%, 10/15/2025	1,397,352
		7,338,715
	Insurance - 2.7%
	Athene Global Funding
1,600,000	4.86%, 08/27/2026(1)	1,606,814
980,000	5.68%, 02/23/2026(1)	986,767
725,000	Corebridge Global Funding 5.75%, 07/02/2026(1)	734,215
1,540,000	Equitable Financial Life Global Funding 5.50%, 12/02/2025(1)	1,546,095
	Jackson National Life Global Funding
1,225,000	5.50%, 01/09/2026(1)	1,230,116
775,000	5.55%, 07/02/2027(1)	790,834
1,200,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	1,207,429
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,228,254
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,268,316
1,500,000	Principal Life Global Funding II 3.00%, 04/18/2026(1)	1,483,420
1,525,000	Protective Life Global Funding 5.37%, 01/06/2026(1)	1,531,706
		13,613,966
	Machinery - Construction & Mining - 0.3%
1,575,000	Caterpillar Financial Services Corp. 4.50%, 01/07/2027	1,585,945
	Machinery-Diversified - 0.3%
1,575,000	John Deere Capital Corp. 4.50%, 01/08/2027	1,584,899
	Mining - 0.4%
2,275,000	Rio Tinto Finance USA PLC 4.38%, 03/12/2027(6)	2,286,998
	Pharmaceuticals - 0.3%
460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	467,505
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,226,605
		1,694,110
	Pipelines - 1.2%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	247,986
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	927,082
1,100,000	Gray Oak Pipeline LLC 2.60%, 10/15/2025(1)	1,092,747
The accompanying notes are an integral part of these financial statements.

51

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.6% - (continued)
	Pipelines - 1.2% - (continued)
$ 2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	$2,078,202
1,700,000	Williams Cos., Inc. 5.40%, 03/02/2026	1,709,689
		6,055,706
	Retail - 0.2%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	805,053
	Savings & Loans - 0.4%
2,030,000	Nationwide Building Society 3.90%, 07/21/2025(1)	2,029,137
	Semiconductors - 0.2%
885,000	Intel Corp. 4.88%, 02/10/2026	886,309
	Software - 0.1%
275,000	Oracle Corp. 5.80%, 11/10/2025	276,106
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	1,008,434
	Total Corporate Bonds (cost $129,635,062)	$130,276,309
U.S. GOVERNMENT AGENCIES - 4.8%
	Mortgage-Backed Agencies - 4.8%
	Federal Home Loan Mortgage Corp. - 0.6%
349,081	1.00%, 05/15/2041	$325,216
30,368	1.75%, 04/15/2027	30,114
1,363,042	3.00%, 10/15/2045	1,331,850
34,409	3.50%, 11/15/2025	34,220
352,089	3.50%, 05/15/2026	350,210
1,018,753	4.00%, 03/15/2037	1,013,696
		3,085,306
	Federal National Mortgage Association - 0.5%
291,146	1.75%, 09/25/2041	278,421
98,133	3.50%, 08/25/2026	97,602
260,486	3.50%, 11/01/2034	258,515
278,943	3.50%, 11/25/2038	276,965
186,856	4.00%, 09/25/2039	186,044
821,170	4.00%, 07/25/2040	816,474
793,334	4.00%, 06/25/2041	788,735
		2,702,756
	Government National Mortgage Association - 3.7%
1,988,396	2.00%, 12/16/2040	1,867,260
1,307,893	2.00%, 06/16/2041	1,248,262
3,851,448	2.25%, 12/20/2039	3,719,233
2,601,437	2.25%, 02/20/2044	2,509,367
261,743	2.50%, 09/20/2046	252,309
515,970	3.50%, 01/20/2052	509,358
8,529,778	4.50%, 11/20/2043	8,517,267
		18,623,056
	Total U.S. Government Agencies (cost $24,073,777)	$24,411,118
U.S. GOVERNMENT SECURITIES - 19.7%
	U.S. Treasury Securities - 19.7%
	U.S. Treasury Notes - 19.7%
25,600,000	0.38%, 11/30/2025	$25,188,750
27,625,000	1.38%, 08/31/2026	26,819,990
11,600,000	2.88%, 08/15/2028	11,314,531
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 19.7% - (continued)
	U.S. Treasury Securities - 19.7% - (continued)
	U.S. Treasury Notes - 19.7% - (continued)
$ 36,690,000	4.25%, 10/15/2025		$36,679,610
	Total U.S. Government Securities (cost $99,661,528)		$100,002,881
	Total Long-Term Investments (cost $433,991,613)		$433,916,441
SHORT-TERM INVESTMENTS - 15.1%
	Commercial Paper - 1.3%
3,250,000	Australia & New Zealand Banking Group Ltd. 4.54%, 08/27/2025, 3 mo. USD SOFR + 0.15%(1)(3)		$3,250,000
3,300,000	Toyota Motor Credit Corp. 4.25%, 07/28/2025(7)		3,289,234
			6,539,234
	Repurchase Agreements - 0.0%
59,796	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2025 at 4.40%, due on 07/01/2025 with a maturity value of $59,803; collateralized by U.S. Treasury Note at 2.75%, maturing 07/31/2027, with a market value of $61,134		59,796
	Securities Lending Collateral - 0.7%
3,365,860	State Street Navigator Securities Lending Government Money Market Portfolio, 4.29%(8)		3,365,860
	U.S. Treasury Securities - 13.1%
	U.S. Treasury Bills - 13.1%
30,375,000	3.91%, 02/19/2026(7)		29,603,467
6,075,000	3.95%, 07/15/2025(7)		6,064,995
20,500,000	4.02%, 07/24/2025(7)		20,445,057
5,525,000	4.05%, 12/26/2025(7)		5,412,723
5,125,000	4.30%, 08/07/2025(7)		5,101,718
			66,627,960
	Total Short-Term Investments (cost $76,593,557)		$76,592,850
	Total Investments (cost $510,585,170)	100.4%	$510,509,291
	Other Assets and Liabilities	(0.4)%	(1,985,617)
	Net Assets	100.0%	$508,523,674
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At June 30, 2025, the aggregate value of these securities was
$156,703,953, representing 30.8% of net assets.

The accompanying notes are an integral part of these financial statements.

52

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2025. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$179,226,133	$—	$179,226,133	$—
Corporate Bonds	130,276,309	—	130,276,309	—
U.S. Government Agencies	24,411,118	—	24,411,118	—
U.S. Government Securities	100,002,881	—	100,002,881	—
Short-Term Investments	76,592,850	3,365,860	73,226,990	—
Total	$510,509,291	$3,365,860	$507,143,431	$—

(1)	For the six-month period ended June 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

53

Hartford HLS Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Tbk	Terbuka

54

Hartford HLS Funds
 Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Assets:
Investments in securities, at market value(1)	$1,616,184,433	$3,579,149,607	$2,932,160,277	$3,282,605,928	$101,756,370	$789,064,462
Repurchase agreements	4,079,116	12,341,062	85,999	7,149,588	663,410	3,313,412
Cash	15,282,747	46,265,695	359,863	26,786,247	2,484,430	12,426,958
Cash collateral due from broker on futures contracts	—	4,318,390	—	—	—	—
Foreign currency	8,293	1,122,655	—	1,682,383	41,763	626,676
Receivables:
Investment securities sold	10,815,063	16,347,302	23,021,013	—	—	9,001,307
Fund shares sold	15,406	28,849	69,399	893,759	12,434	208,738
Dividends and interest	5,892,058	1,914,320	857,300	3,253,137	70,524	1,190,389
Securities lending income	559	—	—	57,960	556	2,066
Variation margin on futures contracts	21,339	288,913	—	—	—	—
Tax reclaims	882,230	286,398	41,745	1,429,196	41,205	1,666,996
Other assets	9,319	15,538	14,430	11,851	7,325	8,644
Total assets	1,653,190,563	3,662,078,729	2,956,610,026	3,323,870,049	105,078,017	817,509,648
Liabilities:
Due to custodian - foreign currency	—	—	385	—	—	—
Obligation to return securities lending collateral	471,975	8,269,140	—	41,825,528	123,596	—
Payables:
Investment securities purchased	19,016,164	14,235,204	8,745,976	—	—	8,393,683
Fund shares redeemed	772,416	2,146,952	1,386,947	2,091,307	149,549	585,545
Investment management fees	794,900	1,890,752	1,340,772	1,666,757	72,989	476,674
Transfer agent fees	1,408	2,209	2,238	1,679	1,471	1,887
Accounting services fees	41,564	88,099	67,716	80,047	3,371	22,260
Chief Compliance Officer fees	1,801	4,008	3,188	3,640	131	932
Board of Directors' fees	9,243	20,554	16,274	18,992	696	4,792
Foreign taxes	—	—	—	—	—	1,566,308
Distribution fees	6,314	13,007	12,117	12,277	757	2,753
Accrued expenses	50,354	69,738	64,929	60,174	23,936	84,472
Total liabilities	21,166,139	26,739,663	11,640,542	45,760,401	376,496	11,139,306
Net assets	$1,632,024,424	$3,635,339,066	$2,944,969,484	$3,278,109,648	$104,701,521	$806,370,342
Summary of Net Assets:
Capital stock and paid-in-capital	$1,020,044,533	$2,063,125,991	$1,191,500,008	$1,447,303,550	$73,039,249	$501,028,883
Distributable earnings (loss)	611,979,891	1,572,213,075	1,753,469,476	1,830,806,098	31,662,272	305,341,459
Net assets	$1,632,024,424	$3,635,339,066	$2,944,969,484	$3,278,109,648	$104,701,521	$806,370,342
Shares authorized	9,500,000,000	5,450,000,000	3,610,000,000	4,000,000,000	800,000,000	2,625,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class IA:Net asset value per share	$30.99	$54.87	$23.66	$24.77	$15.56	$19.16
Shares outstanding	46,682,731	59,264,249	109,363,555	117,740,644	5,302,160	37,869,430
Net Assets	$1,446,664,311	$3,251,599,912	$2,587,636,421	$2,916,247,737	$82,507,801	$725,414,239
Class IB:Net asset value per share	$31.77	$53.32	$23.19	$24.49	$13.63	$19.53
Shares outstanding	5,834,011	6,902,364	12,660,010	14,778,049	1,628,333	4,144,190
Net Assets	$185,360,113	$368,034,040	$293,568,306	$361,861,911	$22,193,720	$80,956,103
Class IC:Net asset value per share	$—	$53.63	$23.60	$—	$—	$—
Shares outstanding	—	292,815	2,701,461	—	—	—
Net Assets	$—	$15,705,114	$63,764,757	$—	$—	$—
Cost of investments	$1,226,434,040	$2,462,317,006	$1,572,912,150	$2,147,832,033	$76,819,834	$569,356,207
Cost of foreign currency	$8,243	$1,070,407	$(368)	$1,626,174	$44,923	$624,828
(1) Includes Investment in securities on loan, at market value	$455,500	$24,941,408	$—	$48,278,286	$120,218	$13,932,897
The accompanying notes are an integral part of these financial statements.

55

Hartford HLS Funds
 Statements of Assets and Liabilities – (continued)
June 30, 2025 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Assets:
Investments in securities, at market value(1)	$804,334,217	$519,616,765	$394,337,239	$1,206,332,729	$1,579,816,057	$510,449,495
Repurchase agreements	—	1,476,696	1,449,662	6,993,507	6,523,893	59,796
Cash	—	5,521,899	5,427,629	26,205,597	28,658,083	243,296
Foreign currency	—	—	—	135,187	4,969,574	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	26,697	—
Receivables:
Investment securities sold	8,125,727	420,453	—	2,892,147	112,377,449	—
Fund shares sold	50,900	244,189	44,349	30,128	317,611	113,695
Dividends and interest	114,403	226,012	158,399	957,301	9,987,160	3,045,626
Securities lending income	88,638	2,801	1,556	555	2,565	517
Tax reclaims	—	—	—	65,431	78,838	12,736
Other assets	8,354	8,469	8,437	8,914	10,300	7,910
Total assets	812,722,239	527,517,284	401,427,271	1,243,621,496	1,742,768,227	513,933,071
Liabilities:
Due to custodian	2,138,538	—	—	—	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	540,240	—
Obligation to return securities lending collateral	8,870,375	757,371	—	—	1,758,410	3,365,860
Cash collateral due to broker on TBA sale commitments	—	—	—	—	970,000	—
TBA sale commitments, at market value	—	—	—	—	76,290,444	—
Payables:
Investment securities purchased	—	974,193	1,664,079	1,445,475	276,359,091	1,300,000
Fund shares redeemed	623,868	3,194,033	221,494	596,030	651,887	511,382
Investment management fees	467,925	262,245	246,070	490,347	542,448	167,567
Transfer agent fees	1,921	1,791	1,437	1,398	1,524	1,438
Accounting services fees	22,125	19,100	13,119	36,419	41,791	14,866
Chief Compliance Officer fees	888	742	453	1,425	1,882	575
Board of Directors' fees	4,681	4,304	2,403	7,452	10,076	2,858
Variation margin on futures contracts	—	—	—	—	210,673	—
Variation margin on centrally cleared swap contracts	—	—	—	—	361,082	—
Distribution fees	2,586	6,759	1,217	3,388	4,997	2,246
Accrued expenses	38,942	29,525	39,660	41,804	72,366	42,605
Total liabilities	12,171,849	5,250,063	2,189,932	2,623,738	357,816,911	5,409,397
Net assets	$800,550,390	$522,267,221	$399,237,339	$1,240,997,758	$1,384,951,316	$508,523,674
Summary of Net Assets:
Capital stock and paid-in-capital	$457,834,337	$316,763,246	$385,770,763	$479,551,985	$1,623,754,779	$484,561,234
Distributable earnings (loss)	342,716,053	205,503,975	13,466,576	761,445,773	(238,803,463)	23,962,440
Net assets	$800,550,390	$522,267,221	$399,237,339	$1,240,997,758	$1,384,951,316	$508,523,674
Shares authorized	2,400,000,000	700,000,000	1,500,000,000	4,000,000,000	5,000,000,000	14,000,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class IA:Net asset value per share	$29.22	$27.66	$17.46	$103.98	$9.81	$10.65
Shares outstanding	24,811,039	11,827,777	20,833,412	10,969,956	126,305,385	41,603,445
Net Assets	$724,921,494	$327,110,083	$363,656,918	$1,140,683,449	$1,238,835,050	$442,979,804
Class IB:Net asset value per share	$27.24	$25.80	$14.37	$103.77	$9.75	$10.63
Shares outstanding	2,776,615	7,562,768	2,475,501	966,729	14,992,746	6,167,375
Net Assets	$75,628,896	$195,157,138	$35,580,421	$100,314,309	$146,116,266	$65,543,870
Cost of investments	$641,282,665	$432,418,276	$316,169,243	$688,863,959	$1,701,404,742	$510,585,170
Cost of foreign currency	$—	$—	$—	$134,383	$4,857,411	$—
Proceeds of TBA sale commitments	$—	$—	$—	$—	$75,074,250	$—
(1) Includes Investment in securities on loan, at market value	$10,243,065	$735,451	$—	$—	$1,714,751	$3,245,645
The accompanying notes are an integral part of these financial statements.

56

Hartford HLS Funds
 Statements of Operations
For the Six-Month Period Ended June 30, 2025 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Investment Income:
Dividends	$8,846,712	$24,097,948	$15,879,800	$38,000,374	$587,745	$14,744,733
Interest	12,960,782	1,512,296	275,015	722,594	26,982	370,233
Securities lending — net	582	1,515	—	95,273	568	10,224
Less: Foreign tax withheld	(101,955)	(257,656)	—	(580,523)	(6,014)	(1,302,159)
Total investment income, net	21,706,121	25,354,103	16,154,815	38,237,718	609,281	13,823,031
Expenses:
Investment management fees	5,048,511	11,402,345	8,032,447	10,104,973	473,031	2,993,573
Administrative services fees
Class IC	—	19,162	78,007	—	—	—
Transfer agent fees
Class IA	2,517	3,946	3,987	2,986	2,327	3,309
Class IB	323	449	456	376	621	335
Class IC	—	19	100	—	—	—
Distribution fees
Class IB	227,059	447,082	355,089	446,914	29,290	95,768
Class IC	—	19,162	78,006	—	—	—
Custodian fees	4,647	14,899	5,204	5,664	3,350	17,343
Registration and filing fees	6,285	9,138	9,137	6,318	6,285	6,834
Accounting services fees	127,862	270,616	215,466	244,951	11,036	69,890
Board of Directors' fees	19,599	43,589	34,739	39,763	1,441	10,255
Chief Compliance Officer fees	1,712	3,821	3,047	3,457	124	902
Audit and tax fees	20,458	17,994	16,130	14,638	14,363	21,085
Other expenses	61,014	101,670	84,275	93,226	11,582	53,507
Total expenses (before waivers, reimbursements and fees paid indirectly)	5,519,987	12,353,892	8,916,090	10,963,266	553,450	3,272,801
Management fee waivers	(239,233)	—	—	—	—	—
Commission recapture	(540)	(6,703)	(1,472)	(22,866)	(267)	—
Total waivers, reimbursements and fees paid indirectly	(239,773)	(6,703)	(1,472)	(22,866)	(267)	—
Total expenses	5,280,214	12,347,189	8,914,618	10,940,400	553,183	3,272,801
Net Investment Income (Loss)	16,425,907	13,006,914	7,240,197	27,297,318	56,098	10,550,230
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	67,902,199	77,722,970	106,796,300	203,416,432	1,140,474	57,419,191
Less: Foreign taxes paid on realized capital gains	—	—	—	—	—	(196,610)
Futures contracts	120,777	(604,557)	—	—	—	—
Other foreign currency transactions	(16,400)	50,505	2	110,745	2,748	264,901
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	68,006,576	77,168,918	106,796,302	203,527,177	1,143,222	57,487,482
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	3,545,959	12,232,257	25,102,629	(45,883,116)	(6,566,852)	72,192,888
Futures contracts	100,590	4,509,222	—	—	—	—
Translation of other assets and liabilities in foreign currencies	107,793	121,950	2,805	85,488	10,104	232,679
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	3,754,342	16,863,429	25,105,434	(45,797,628)	(6,556,748)	72,425,567
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	71,760,918	94,032,347	131,901,736	157,729,549	(5,413,526)	129,913,049
Net Increase (Decrease) in Net Assets Resulting from Operations	$88,186,825	$107,039,261	$139,141,933	$185,026,867	$(5,357,428)	$140,463,279
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$—	$—	$(557,517)
The accompanying notes are an integral part of these financial statements.

57

Hartford HLS Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended June 30, 2025 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Investment Income:
Dividends	$2,426,633	$1,348,380	$1,050,897	$10,571,305	$62,680	$—
Interest	122,594	77,364	101,239	560,188	37,015,223	12,180,704
Securities lending — net	88,736	16,099	3,256	554	7,781	579
Less: Foreign tax withheld	(340)	—	—	(94,741)	—	—
Total investment income, net	2,637,623	1,441,843	1,155,392	11,037,306	37,085,684	12,181,283
Expenses:
Investment management fees	2,813,813	1,589,960	1,498,634	2,989,143	3,796,634	1,033,299
Transfer agent fees
Class IA	3,086	2,212	2,667	2,593	2,794	2,517
Class IB	325	1,284	263	229	284	373
Distribution fees
Class IB	92,700	235,712	44,394	124,883	183,597	83,305
Custodian fees	2,664	5,482	6,720	3,016	12,036	1,855
Registration and filing fees	6,385	8,666	6,385	6,285	7,000	6,236
Accounting services fees	67,773	50,460	39,466	103,274	133,990	47,764
Board of Directors' fees	9,728	7,304	4,955	15,472	20,627	6,226
Chief Compliance Officer fees	854	596	433	1,339	1,792	546
Audit and tax fees	15,288	15,474	17,120	15,280	23,562	21,502
Other expenses	40,898	31,436	25,491	52,105	69,775	34,239
Total expenses (before waivers, reimbursements and fees paid indirectly)	3,053,514	1,948,586	1,646,528	3,313,619	4,252,091	1,237,862
Commission recapture	(424)	(5,109)	(1,428)	(2,204)	—	—
Total waivers, reimbursements and fees paid indirectly	(424)	(5,109)	(1,428)	(2,204)	—	—
Total expenses	3,053,090	1,943,477	1,645,100	3,311,415	4,252,091	1,237,862
Net Investment Income (Loss)	(415,467)	(501,634)	(489,708)	7,725,891	32,833,593	10,943,421
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	52,286,076	18,894,629	3,113,264	76,538,477	(21,285,297)	39,405
Futures contracts	—	—	—	—	(4,560,713)	—
Swap contracts	—	—	—	—	857,312	—
Foreign currency contracts	—	—	—	—	(2,221,882)	—
Other foreign currency transactions	(1,407)	—	1,055	21,977	429,293	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	52,284,669	18,894,629	3,114,319	76,560,454	(26,781,287)	39,405
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(29,783,750)	(43,462,424)	(9,277,400)	(42,709,435)	54,691,742	744,924
Futures contracts	—	—	—	—	1,221,172	—
Swap contracts	—	—	—	—	(2,106,278)	—
Foreign currency contracts	—	—	—	—	(1,152,260)	—
Translation of other assets and liabilities in foreign currencies	—	—	—	368	222,073	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(29,783,750)	(43,462,424)	(9,277,400)	(42,709,067)	52,876,449	744,924
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	22,500,919	(24,567,795)	(6,163,081)	33,851,387	26,095,162	784,329
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,085,452	$(25,069,429)	$(6,652,789)	$41,577,278	$58,928,755	$11,727,750
The accompanying notes are an integral part of these financial statements.

58

Hartford HLS Funds
 Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund
	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$16,425,907	$33,111,439	$13,006,914	$27,932,265
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	68,006,576	151,270,198	77,168,918	496,823,584
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	3,754,342	(3,876,711)	16,863,429	188,228,404
Net Increase (Decrease) in Net Assets Resulting from Operations	88,186,825	180,504,926	107,039,261	712,984,253
Distributions to Shareholders:
Class IA	—	(127,661,244)	—	(161,203,349)
Class IB	—	(15,623,886)	—	(17,979,552)
Class IC	—	—	—	(712,861)
Total distributions	—	(143,285,130)	—	(179,895,762)
Capital Share Transactions:
Sold	7,437,271	14,814,673	20,385,164	21,089,857
Issued on reinvestment of distributions	—	143,285,130	—	179,895,762
Redeemed	(112,219,785)	(247,285,686)	(252,001,104)	(553,739,635)
Net increase (decrease) from capital share transactions	(104,782,514)	(89,185,883)	(231,615,940)	(352,754,016)
Net Increase (Decrease) in Net Assets	(16,595,689)	(51,966,087)	(124,576,679)	180,334,475
Net Assets:
Beginning of period	1,648,620,113	1,700,586,200	3,759,915,745	3,579,581,270
End of period	$1,632,024,424	$1,648,620,113	$3,635,339,066	$3,759,915,745
The accompanying notes are an integral part of these financial statements.

59

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$7,240,197	$15,338,968	$27,297,318	$63,067,975
Net realized gain (loss) on investments and foreign currency transactions	106,796,302	311,843,085	203,527,177	499,967,064
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	25,105,434	328,953,786	(45,797,628)	(144,268,131)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,141,933	656,135,839	185,026,867	418,766,908
Distributions to Shareholders:
Class IA	—	(123,659,813)	—	(255,244,168)
Class IB	—	(13,971,168)	—	(31,926,825)
Class IC	—	(2,893,595)	—	—
Total distributions	—	(140,524,576)	—	(287,170,993)
Capital Share Transactions:
Sold	21,555,137	30,453,902	31,310,742	85,899,175
Issued on reinvestment of distributions	—	140,524,576	—	287,170,993
Redeemed	(198,052,297)	(423,886,889)	(226,993,192)	(679,546,208)
Net increase (decrease) from capital share transactions	(176,497,160)	(252,908,411)	(195,682,450)	(306,476,040)
Net Increase (Decrease) in Net Assets	(37,355,227)	262,702,852	(10,655,583)	(174,880,125)
Net Assets:
Beginning of period	2,982,324,711	2,719,621,859	3,288,765,231	3,463,645,356
End of period	$2,944,969,484	$2,982,324,711	$3,278,109,648	$3,288,765,231
The accompanying notes are an integral part of these financial statements.

60

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$56,098	$(149,138)	$10,550,230	$13,172,573
Net realized gain (loss) on investments and foreign currency transactions	1,143,222	6,431,189	57,487,482	66,282,934
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(6,556,748)	(4,450,562)	72,425,567	(8,644,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,357,428)	1,831,489	140,463,279	70,811,260
Distributions to Shareholders:
Class IA	—	(797,065)	—	(11,938,546)
Class IB	—	(208,541)	—	(981,972)
Total distributions	—	(1,005,606)	—	(12,920,518)
Capital Share Transactions:
Sold	3,582,303	6,947,541	32,702,400	40,185,344
Issued on reinvestment of distributions	—	1,005,606	—	12,920,518
Redeemed	(11,139,312)	(29,738,628)	(192,712,812)	(157,403,061)
Net increase (decrease) from capital share transactions	(7,557,009)	(21,785,481)	(160,010,412)	(104,297,199)
Net Increase (Decrease) in Net Assets	(12,914,437)	(20,959,598)	(19,547,133)	(46,406,457)
Net Assets:
Beginning of period	117,615,958	138,575,556	825,917,475	872,323,932
End of period	$104,701,521	$117,615,958	$806,370,342	$825,917,475
The accompanying notes are an integral part of these financial statements.

61

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford Small Cap Growth HLS Fund
	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$(415,467)	$(2,871,878)	$(501,634)	$(1,604,783)
Net realized gain (loss) on investments and foreign currency transactions	52,284,669	156,271,872	18,894,629	140,114,118
Net changes in unrealized appreciation (depreciation) of investments	(29,783,750)	(97,645,737)	(43,462,424)	(34,381,923)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,085,452	55,754,257	(25,069,429)	104,127,412
Distributions to Shareholders:
Class IA	—	(18,435,999)	—	(1,702,372)
Class IB	—	(2,140,506)	—	(191,953)
Total distributions	—	(20,576,505)	—	(1,894,325)
Capital Share Transactions:
Sold	12,706,850	24,000,179	26,281,398	59,599,921
Issued on reinvestment of distributions	—	20,576,505	—	1,887,894
Redeemed	(67,235,408)	(347,916,930)	(43,257,189)	(361,890,205)
Net increase (decrease) from capital share transactions	(54,528,558)	(303,340,246)	(16,975,791)	(300,402,390)
Net Increase (Decrease) in Net Assets	(32,443,106)	(268,162,494)	(42,045,220)	(198,169,303)
Net Assets:
Beginning of period	832,993,496	1,101,155,990	564,312,441	762,481,744
End of period	$800,550,390	$832,993,496	$522,267,221	$564,312,441
The accompanying notes are an integral part of these financial statements.

62

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$(489,708)	$(831,185)	$7,725,891	$19,188,209
Net realized gain (loss) on investments and foreign currency transactions	3,114,319	29,302,155	76,560,454	155,766,358
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(9,277,400)	20,256,494	(42,709,067)	(61,005,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,652,789)	48,727,464	41,577,278	113,948,766
Distributions to Shareholders:
Class IA	—	—	—	(55,200,279)
Class IB	—	—	—	(4,636,580)
Total distributions	—	—	—	(59,836,859)
Capital Share Transactions:
Sold	8,667,752	15,995,957	4,081,467	6,557,457
Issued on reinvestment of distributions	—	—	—	59,836,859
Redeemed	(29,507,320)	(70,164,884)	(86,459,499)	(178,320,572)
Net increase (decrease) from capital share transactions	(20,839,568)	(54,168,927)	(82,378,032)	(111,926,256)
Net Increase (Decrease) in Net Assets	(27,492,357)	(5,441,463)	(40,800,754)	(57,814,349)
Net Assets:
Beginning of period	426,729,696	432,171,159	1,281,798,512	1,339,612,861
End of period	$399,237,339	$426,729,696	$1,240,997,758	$1,281,798,512
The accompanying notes are an integral part of these financial statements.

63

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund
	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six-Month Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$32,833,593	$71,937,562	$10,943,421	$25,365,945
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(26,781,287)	(15,123,285)	39,405	194,515
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	52,876,449	(15,765,215)	744,924	2,149,615
Net Increase (Decrease) in Net Assets Resulting from Operations	58,928,755	41,049,062	11,727,750	27,710,075
Distributions to Shareholders:
Class IA	—	(57,330,959)	—	(20,217,668)
Class IB	—	(5,337,196)	—	(2,853,816)
Total distributions	—	(62,668,155)	—	(23,071,484)
Capital Share Transactions:
Sold	49,470,671	164,881,149	21,688,337	35,399,816
Issued on reinvestment of distributions	—	62,668,155	—	23,071,484
Redeemed	(447,593,663)	(269,396,656)	(52,857,053)	(96,929,068)
Net increase (decrease) from capital share transactions	(398,122,992)	(41,847,352)	(31,168,716)	(38,457,768)
Net Increase (Decrease) in Net Assets	(339,194,237)	(63,466,445)	(19,440,966)	(33,819,177)
Net Assets:
Beginning of period	1,724,145,553	1,787,611,998	527,964,640	561,783,817
End of period	$1,384,951,316	$1,724,145,553	$508,523,674	$527,964,640
The accompanying notes are an integral part of these financial statements.

64

Hartford HLS Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Balanced HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$29.33	$0.31	$1.35	$1.66	$—	$—	$—	$30.99	5.66%(5)	$1,446,664	0.66%(6)	0.63%(6)	2.09%(6)	33%(7)
IB	30.11	0.28	1.38	1.66	—	—	—	31.77	5.51 (5)	185,360	0.91 (6)	0.88 (6)	1.84 (6)	33 (7)
For the Year Ended December 31, 2024
IA	$28.76	$0.60	$2.62	$3.22	$(0.59)	$(2.06)	$(2.65)	$29.33	11.21%	$1,460,250	0.66%	0.63%	1.98%	50%(7)
IB	29.46	0.53	2.69	3.22	(0.51)	(2.06)	(2.57)	30.11	10.94	188,371	0.91	0.88	1.73	50 (7)
For the Year Ended December 31, 2023
IA	$26.27	$0.54	$3.28	$3.82	$(0.53)	$(0.80)	$(1.33)	$28.76	14.78%	$1,502,119	0.66%	0.63%	1.96%	57%(7)
IB	26.88	0.48	3.35	3.83	(0.45)	(0.80)	(1.25)	29.46	14.50	198,467	0.91	0.88	1.71	57 (7)
For the Year Ended December 31, 2022
IA	$35.47	$0.44	$(5.08)	$(4.64)	$(0.53)	$(4.03)	$(4.56)	$26.27	(13.42)%	$1,499,116	0.65%	0.62%	1.44%	53%(7)
IB	36.18	0.37	(5.19)	(4.82)	(0.45)	(4.03)	(4.48)	26.88	(13.66)	200,282	0.90	0.87	1.19	53 (7)
For the Year Ended December 31, 2021
IA	$31.56	$0.44	$5.70	$6.14	$(0.35)	$(1.88)	$(2.23)	$35.47	19.64%	$1,948,846	0.66%	0.63%	1.29%	48%(7)
IB	32.15	0.36	5.81	6.17	(0.26)	(1.88)	(2.14)	36.18	19.37	259,957	0.91	0.88	1.04	48 (7)
For the Year Ended December 31, 2020
IA	$30.27	$0.48	$2.92	$3.40	$(0.51)	$(1.60)	$(2.11)	$31.56	11.62%	$1,809,745	0.66%	0.63%	1.63%	43%(7)
IB	30.80	0.41	2.97	3.38	(0.43)	(1.60)	(2.03)	32.15	11.35	242,476	0.91	0.88	1.38	43 (7)
Hartford Capital Appreciation HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$53.19	$0.20	$1.48	$1.68	$—	$—	$—	$54.87	3.16%(5)	$3,251,600	0.67%(6)	0.67%(6)	0.77%(6)	30%
IB	51.76	0.13	1.43	1.56	—	—	—	53.32	3.01 (5)	368,034	0.92 (6)	0.92 (6)	0.52 (6)	30
IC	52.13	0.07	1.43	1.50	—	—	—	53.63	2.88 (5)	15,705	1.17 (6)	1.17 (6)	0.27 (6)	30
For the Year Ended December 31, 2024
IA	$46.05	$0.40	$9.34	$9.74	$(0.41)	$(2.19)	$(2.60)	$53.19	21.19%	$3,360,829	0.67%	0.67%	0.78%	72%
IB	44.87	0.26	9.10	9.36	(0.28)	(2.19)	(2.47)	51.76	20.90	382,792	0.92	0.92	0.53	72
IC	45.18	0.14	9.15	9.29	(0.15)	(2.19)	(2.34)	52.13	20.60	16,294	1.17	1.17	0.28	72
For the Year Ended December 31, 2023
IA	$39.37	$0.38	$7.42	$7.80	$(0.38)	$(0.74)	$(1.12)	$46.05	19.97%	$3,194,008	0.67%	0.67%	0.88%	49%
IB	38.39	0.26	7.23	7.49	(0.27)	(0.74)	(1.01)	44.87	19.67	371,021	0.92	0.92	0.63	49
IC	38.65	0.16	7.27	7.43	(0.16)	(0.74)	(0.90)	45.18	19.38	14,552	1.17	1.17	0.38	49
For the Year Ended December 31, 2022
IA	$54.26	$0.32	$(8.52)	$(8.20)	$(0.41)	$(6.28)	$(6.69)	$39.37	(15.28)%	$3,034,471	0.67%	0.67%	0.71%	64%
IB	53.10	0.20	(8.33)	(8.13)	(0.30)	(6.28)	(6.58)	38.39	(15.48)	359,906	0.92	0.92	0.46	64
IC	53.33	0.07	(8.35)	(8.28)	(0.12)	(6.28)	(6.40)	38.65	(15.71)	13,837	1.17	1.17	0.16	64
For the Year Ended December 31, 2021
IA	$51.85	$0.33	$7.27	$7.60	$(0.26)	$(4.93)	$(5.19)	$54.26	14.76%	$3,986,182	0.67%	0.67%	0.61%	58%
IB	50.85	0.19	7.11	7.30	(0.12)	(4.93)	(5.05)	53.10	14.45	483,113	0.92	0.92	0.36	58
IC	51.08	0.06	7.14	7.20	(0.02)	(4.93)	(4.95)	53.33	14.18	41,107	1.17	1.17	0.11	58
For the Year Ended December 31, 2020
IA	$46.05	$0.42	$9.37	$9.79	$(0.45)	$(3.54)	$(3.99)	$51.85	21.91%	$4,024,340	0.68%	0.68%	0.91%	80%
IB	45.24	0.30	9.18	9.48	(0.33)	(3.54)	(3.87)	50.85	21.62	487,576	0.93	0.93	0.66	80
IC	45.45	0.19	9.20	9.39	(0.22)	(3.54)	(3.76)	51.08	21.32	39,361	1.18	1.18	0.41	80
The accompanying notes are an integral part of these financial statements.

65

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Disciplined Equity HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$22.54	$0.06	$1.06	$1.12	$—	$—	$—	$23.66	4.97%(5)	$2,587,636	0.59%(6)	0.59%(6)	0.55%(6)	17%
IB	22.12	0.03	1.04	1.07	—	—	—	23.19	4.84 (5)	293,568	0.84 (6)	0.84 (6)	0.30 (6)	17
IC	22.54	0.01	1.05	1.06	—	—	—	23.60	4.70 (5)	63,765	1.09 (6)	1.09 (6)	0.05 (6)	17
For the Year Ended December 31, 2024
IA	$18.86	$0.12	$4.63	$4.75	$(0.13)	$(0.94)	$(1.07)	$22.54	25.37%	$2,612,607	0.59%	0.59%	0.56%	27%
IB	18.52	0.07	4.55	4.62	(0.08)	(0.94)	(1.02)	22.12	25.10	302,753	0.84	0.84	0.31	27
IC	18.86	0.01	4.63	4.64	(0.02)	(0.94)	(0.96)	22.54	24.76	66,964	1.09	1.09	0.06	27
For the Year Ended December 31, 2023
IA	$15.78	$0.16	$3.18	$3.34	$(0.15)	$(0.11)	$(0.26)	$18.86	21.24%	$2,371,805	0.59%	0.59%	0.90%	22%
IB	15.50	0.11	3.12	3.23	(0.10)	(0.11)	(0.21)	18.52	20.95	283,695	0.84	0.84	0.66	22
IC	15.78	0.07	3.18	3.25	(0.06)	(0.11)	(0.17)	18.86	20.66	64,122	1.09	1.09	0.41	22
For the Year Ended December 31, 2022
IA	$20.85	$0.16	$(4.06)	$(3.90)	$(0.18)	$(0.99)	$(1.17)	$15.78	(18.96)%	$2,196,538	0.59%	0.59%	0.90%	13%
IB	20.51	0.11	(4.00)	(3.89)	(0.13)	(0.99)	(1.12)	15.50	(19.20)	272,407	0.84	0.84	0.65	13
IC	20.85	0.07	(4.06)	(3.99)	(0.09)	(0.99)	(1.08)	15.78	(19.40)	62,585	1.09	1.09	0.40	13
For the Year Ended December 31, 2021
IA	$17.40	$0.13	$4.29	$4.42	$(0.12)	$(0.85)	$(0.97)	$20.85	25.52%	$2,997,803	0.60%	0.60%	0.64%	14%
IB	17.13	0.08	4.21	4.29	(0.06)	(0.85)	(0.91)	20.51	25.21	385,018	0.85	0.85	0.39	14
IC	17.40	0.03	4.28	4.31	(0.01)	(0.85)	(0.86)	20.85	24.92	88,474	1.10	1.10	0.14	14
For the Year Ended December 31, 2020
IA	$15.97	$0.12	$2.64	$2.76	$(0.06)	$(1.27)	$(1.33)	$17.40	18.04%	$2,701,619	0.66%	0.66%	0.75%	23%
IB	15.76	0.08	2.60	2.68	(0.04)	(1.27)	(1.31)	17.13	17.78	365,246	0.91	0.91	0.50	23
IC(8)	15.34	0.01	2.08	2.09	(0.03)	—	(0.03)	17.40	13.60 (5)	78,487	1.11 (6)	1.11 (6)	0.23 (6)	23
Hartford Dividend and Growth HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$23.38	$0.20	$1.19	$1.39	$—	$—	$—	$24.77	5.95%(5)	$2,916,248	0.66%(6)	0.66%(6)	1.73%(6)	22%
IB	23.15	0.17	1.17	1.34	—	—	—	24.49	5.79 (5)	361,862	0.91 (6)	0.91 (6)	1.48 (6)	22
For the Year Ended December 31, 2024
IA	$22.63	$0.45	$2.42	$2.87	$(0.46)	$(1.66)	$(2.12)	$23.38	12.67%	$2,918,912	0.66%	0.66%	1.84%	31%
IB	22.42	0.38	2.41	2.79	(0.40)	(1.66)	(2.06)	23.15	12.42	369,853	0.91	0.91	1.59	31
For the Year Ended December 31, 2023
IA	$22.04	$0.38	$2.58	$2.96	$(0.34)	$(2.03)	$(2.37)	$22.63	14.18%	$3,085,357	0.66%	0.66%	1.69%	27%
IB	21.86	0.32	2.56	2.88	(0.29)	(2.03)	(2.32)	22.42	13.89	378,288	0.91	0.91	1.44	27
For the Year Ended December 31, 2022
IA	$27.58	$0.38	$(2.83)	$(2.45)	$(0.40)	$(2.69)	$(3.09)	$22.04	(8.93)%	$2,986,097	0.65%	0.65%	1.52%	23%
IB	27.38	0.31	(2.80)	(2.49)	(0.34)	(2.69)	(3.03)	21.86	(9.15)	379,001	0.90	0.90	1.27	23
For the Year Ended December 31, 2021
IA	$22.19	$0.35	$6.67	$7.02	$(0.34)	$(1.29)	$(1.63)	$27.58	32.00%	$3,654,208	0.66%	0.66%	1.36%	21%
IB	22.04	0.28	6.62	6.90	(0.27)	(1.29)	(1.56)	27.38	31.68	470,882	0.91	0.91	1.12	21
For the Year Ended December 31, 2020
IA	$22.08	$0.40	$1.18	$1.58	$(0.39)	$(1.08)	$(1.47)	$22.19	7.77%	$3,109,772	0.68%	0.68%	1.95%	24%
IB	21.96	0.34	1.16	1.50	(0.34)	(1.08)	(1.42)	22.04	7.45	412,528	0.93	0.93	1.70	24
The accompanying notes are an integral part of these financial statements.

66

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Healthcare HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$16.36	$0.01	$(0.81)	$(0.80)	$—	$—	$—	$15.56	(4.89)%(5)	$82,508	0.94%(6)	0.94%(6)	0.15%(6)	20%
IB	14.35	(0.01)	(0.71)	(0.72)	—	—	—	13.63	(5.02)(5)	22,194	1.19 (6)	1.19 (6)	(0.10)(6)	20
For the Year Ended December 31, 2024
IA	$16.41	$(0.01)	$0.09	$0.08	$(0.02)	$(0.11)	$(0.13)	$16.36	0.39%	$92,588	0.93%	0.93%	(0.06)%	42%
IB	14.42	(0.05)	0.09	0.04	—	(0.11)	(0.11)	14.35	0.19	25,028	1.18	1.18	(0.30)	42
For the Year Ended December 31, 2023
IA	$16.05	$0.02	$0.63	$0.65	$(0.08)	$(0.21)	$(0.29)	$16.41	4.11%	$109,010	0.92%	0.92%	0.13%	28%
IB	14.14	(0.02)	0.55	0.53	(0.04)	(0.21)	(0.25)	14.42	3.81	29,565	1.17	1.17	(0.12)	28
For the Year Ended December 31, 2022
IA	$23.57	$0.03	$(2.90)	$(2.87)	$—	$(4.65)	$(4.65)	$16.05	(11.24)%	$120,656	0.91%	0.91%	0.14%	34%
IB	21.47	(0.02)	(2.66)	(2.68)	—	(4.65)	(4.65)	14.14	(11.47)	32,411	1.16	1.16	(0.11)	34
For the Year Ended December 31, 2021
IA	$23.88	$(0.01)	$2.44	$2.43	$(0.06)	$(2.68)	$(2.74)	$23.57	10.01%	$164,964	0.92%	0.92%	(0.05)%	51%
IB	21.97	(0.07)	2.25	2.18	—	(2.68)	(2.68)	21.47	9.76	40,427	1.17	1.17	(0.30)	51
For the Year Ended December 31, 2020
IA	$23.67	$0.02	$4.94	$4.96	$(0.13)	$(4.62)	$(4.75)	$23.88	23.10%	$190,371	0.91%	0.91%	0.07%	42%
IB	22.12	(0.04)	4.58	4.54	(0.07)	(4.62)	(4.69)	21.97	22.79	43,662	1.16	1.16	(0.18)	42
Hartford International Opportunities HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$16.16	$0.22	$2.78	$3.00	$—	$—	$—	$19.16	18.56%(5)	$725,414	0.76%(6)	0.76%(6)	2.56%(6)	24%
IB	16.50	0.21	2.82	3.03	—	—	—	19.53	18.36 (5)	80,956	1.01 (6)	1.01 (6)	2.35 (6)	24
For the Year Ended December 31, 2024
IA	$15.13	$0.25	$1.03	$1.28	$(0.25)	$—	$(0.25)	$16.16	8.40%	$751,450	0.76%	0.76%	1.54%	43%
IB	15.45	0.21	1.05	1.26	(0.21)	—	(0.21)	16.50	8.08	74,467	1.01	1.01	1.30	43
For the Year Ended December 31, 2023
IA	$13.71	$0.22	$1.37	$1.59	$(0.17)	$—	$(0.17)	$15.13	11.72%	$791,135	0.76%	0.76%	1.54%	54%
IB	13.99	0.19	1.40	1.59	(0.13)	—	(0.13)	15.45	11.45	81,189	1.01	1.01	1.29	54
For the Year Ended December 31, 2022
IA	$20.90	$0.27	$(4.13)	$(3.86)	$(0.29)	$(3.04)	$(3.33)	$13.71	(18.14)%	$787,084	0.75%	0.75%	1.69%	91%
IB	21.21	0.24	(4.19)	(3.95)	(0.23)	(3.04)	(3.27)	13.99	(18.32)	84,305	1.00	1.00	1.44	91
For the Year Ended December 31, 2021
IA	$19.58	$0.22	$1.31	$1.53	$(0.21)	$—	$(0.21)	$20.90	7.82%	$1,064,640	0.73%	0.73%	1.09%	95%
IB	19.86	0.18	1.32	1.50	(0.15)	—	(0.15)	21.21	7.57	112,357	0.98	0.98	0.84	95
For the Year Ended December 31, 2020
IA	$16.56	$0.10	$3.24	$3.34	$(0.32)	$—	$(0.32)	$19.58	20.45%	$1,095,213	0.76%	0.76%	0.61%	107%
IB	16.80	0.06	3.27	3.33	(0.27)	—	(0.27)	19.86	20.09	143,449	1.01	1.01	0.36	107
Hartford MidCap HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$28.37	$(0.01)	$0.86	$0.85	$—	$—	$—	$29.22	3.00%(5)	$724,921	0.76%(6)	0.76%(6)	(0.08)%(6)	33%
IB	26.48	(0.04)	0.80	0.76	—	—	—	27.24	2.87 (5)	75,629	1.01 (6)	1.01 (6)	(0.34)(6)	33
For the Year Ended December 31, 2024
IA	$27.35	$(0.08)	$1.78	$1.70	$—	$(0.68)	$(0.68)	$28.37	6.28%	$752,764	0.75%	0.75%	(0.28)%	75%
IB	25.63	(0.14)	1.67	1.53	—	(0.68)	(0.68)	26.48	6.03	80,229	1.00	1.00	(0.52)	75
The accompanying notes are an integral part of these financial statements.

67

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford MidCap HLS Fund – (continued)
For the Year Ended December 31, 2023
IA	$25.69	$(0.03)	$3.67	$3.64	$(0.01)	$(1.97)	$(1.98)	$27.35	14.83%	$1,009,741	0.73%	0.73%	(0.10)%	40%
IB	24.24	(0.09)	3.45	3.36	—	(1.97)	(1.97)	25.63	14.54	91,415	0.98	0.98	(0.35)	40
For the Year Ended December 31, 2022
IA	$40.31	$0.02	$(9.57)	$(9.55)	$(0.29)	$(4.78)	$(5.07)	$25.69	(24.27)%	$1,051,771	0.71%	0.71%	0.06%	44%
IB	38.35	(0.05)	(9.09)	(9.14)	(0.19)	(4.78)	(4.97)	24.24	(24.46)	88,337	0.96	0.96	(0.18)	44
For the Year Ended December 31, 2021
IA	$43.44	$0.29	$3.97	$4.26	$—	$(7.39)	$(7.39)	$40.31	9.91%	$1,973,242	0.69%	0.69%	0.65%	28%
IB	41.76	0.15	3.83	3.98	—	(7.39)	(7.39)	38.35	9.62	130,071	0.94	0.94	0.37	28
For the Year Ended December 31, 2020
IA	$38.17	$0.03	$8.90	$8.93	$(0.02)	$(3.64)	$(3.66)	$43.44	25.10%	$2,377,320	0.70%	0.70%	0.07%	50%
IB	36.90	(0.04)	8.54	8.50	—	(3.64)	(3.64)	41.76	24.80	140,632	0.95	0.95	(0.11)	50
Hartford Small Cap Growth HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$29.00	$(0.01)	$(1.33)	$(1.34)	$—	$—	$—	$27.66	(4.62)%(5)	$327,110	0.67%(6)	0.67%(6)	(0.10)%(6)	48%
IB	27.09	(0.04)	(1.25)	(1.29)	—	—	—	25.80	(4.76)(5)	195,157	0.92 (6)	0.92 (6)	(0.35)(6)	48
For the Year Ended December 31, 2024
IA	$25.71	$(0.04)	$3.41	$3.37	$(0.08)	$—	$(0.08)	$29.00	13.12%	$361,596	0.65%	0.65%	(0.15)%	69%
IB	24.03	(0.10)	3.19	3.09	(0.03)	—	(0.03)	27.09	12.84	202,716	0.90	0.90	(0.39)	69
For the Year Ended December 31, 2023
IA	$21.71	$0.02	$3.98	$4.00	$—	$—	$—	$25.71	18.42%	$569,738	0.65%	0.65%	0.08%	63%
IB	20.35	(0.04)	3.72	3.68	—	—	—	24.03	18.08	192,744	0.90	0.90	(0.16)	63
For the Year Ended December 31, 2022
IA	$36.60	$(0.02)	$(10.09)	$(10.11)	$—	$(4.78)	$(4.78)	$21.71	(28.46)%	$522,920	0.64%	0.64%	(0.06)%	52%
IB	34.77	(0.07)	(9.57)	(9.64)	—	(4.78)	(4.78)	20.35	(28.61)	170,021	0.89	0.89	(0.30)	52
For the Year Ended December 31, 2021
IA	$38.15	$(0.04)	$1.68	$1.64	$—	$(3.19)	$(3.19)	$36.60	4.02%	$1,153,860	0.63%	0.63%	(0.11)%	44%
IB	36.48	(0.13)	1.61	1.48	—	(3.19)	(3.19)	34.77	3.76	224,883	0.88	0.88	(0.36)	44
For the Year Ended December 31, 2020
IA	$29.72	$(0.02)	$9.57	$9.55	$—	$(1.12)	$(1.12)	$38.15	33.20%	$1,224,012	0.67%	0.67%	(0.07)%	61%
IB	28.53	(0.09)	9.16	9.07	—	(1.12)	(1.12)	36.48	32.89	201,033	0.92	0.92	(0.34)	61
Hartford Small Company HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$17.73	$(0.02)	$(0.25)	$(0.27)	$—	$—	$—	$17.46	(1.52)%(5)	$363,657	0.81%(6)	0.81%(6)	(0.22)%(6)	33%
IB	14.61	(0.03)	(0.21)	(0.24)	—	—	—	14.37	(1.64)(5)	35,580	1.06 (6)	1.06 (6)	(0.47)(6)	33
For the Year Ended December 31, 2024
IA	$15.83	$(0.03)	$1.93	$1.90	$—	$—	$—	$17.73	12.00%	$388,252	0.80%	0.80%	(0.17)%	41%
IB	13.09	(0.06)	1.58	1.52	—	—	—	14.61	11.61	38,477	1.05	1.05	(0.42)	41
For the Year Ended December 31, 2023
IA	$13.57	$(0.00)(9)	$2.26	$2.26	$—	$—	$—	$15.83	16.65%	$392,112	0.80%	0.80%	0.01%	39%
IB	11.24	(0.03)	1.88	1.85	—	—	—	13.09	16.46	40,059	1.05	1.05	(0.24)	39
For the Year Ended December 31, 2022
IA	$24.57	$(0.01)	$(7.33)	$(7.34)	$—	$(3.66)	$(3.66)	$13.57	(30.88)%	$379,584	0.79%	0.79%	(0.08)%	87%
IB	21.25	(0.05)	(6.30)	(6.35)	—	(3.66)	(3.66)	11.24	(31.07)	38,011	1.04	1.04	(0.33)	87
The accompanying notes are an integral part of these financial statements.

68

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Company HLS Fund – (continued)
For the Year Ended December 31, 2021
IA	$27.44	$(0.14)	$0.66	$0.52	$—	$(3.39)	$(3.39)	$24.57	1.56%	$590,597	0.77%	0.77%	(0.51)%	111%
IB	24.23	(0.19)	0.60	0.41	—	(3.39)	(3.39)	21.25	1.30	60,025	1.02	1.02	(0.79)	111
For the Year Ended December 31, 2020
IA	$20.45	$(0.07)	$10.38	$10.31	$—	$(3.32)	$(3.32)	$27.44	55.52%	$540,764	0.81%	0.81%	(0.32)%	105%
IB	18.44	(0.11)	9.22	9.11	—	(3.32)	(3.32)	24.23	55.03	67,898	1.06	1.06	(0.56)	105
Hartford Stock HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$100.50	$0.64	$2.84	$3.48	$—	$—	$—	$103.98	3.46%(5)	$1,140,683	0.52%(6)	0.52%(6)	1.27%(6)	16%
IB	100.42	0.51	2.84	3.35	—	—	—	103.77	3.34 (5)	100,314	0.77 (6)	0.77 (6)	1.02 (6)	16
For the Year Ended December 31, 2024
IA	$96.68	$1.48	$7.06	$8.54	$(1.65)	$(3.07)	$(4.72)	$100.50	8.74%	$1,177,593	0.51%	0.51%	1.45%	16%
IB	96.60	1.22	7.05	8.27	(1.38)	(3.07)	(4.45)	100.42	8.47	104,206	0.76	0.76	1.20	16
For the Year Ended December 31, 2023
IA	$95.62	$1.45	$5.62	$7.07	$(1.25)	$(4.76)	$(6.01)	$96.68	7.72%	$1,228,741	0.51%	0.51%	1.53%	8%
IB	95.55	1.21	5.61	6.82	(1.01)	(4.76)	(5.77)	96.60	7.45	110,872	0.76	0.76	1.28	8
For the Year Ended December 31, 2022
IA	$113.91	$1.40	$(7.51)	$(6.11)	$(1.62)	$(10.56)	$(12.18)	$95.62	(5.14)%	$1,286,070	0.51%	0.51%	1.37%	10%
IB	113.84	1.14	(7.50)	(6.36)	(1.37)	(10.56)	(11.93)	95.55	(5.37)	118,218	0.76	0.76	1.12	10
For the Year Ended December 31, 2021
IA	$95.52	$1.38	$22.20	$23.58	$(1.30)	$(3.89)	$(5.19)	$113.91	24.98%	$1,506,206	0.51%	0.51%	1.32%	15%
IB	95.48	1.12	22.15	23.27	(1.02)	(3.89)	(4.91)	113.84	24.67	142,700	0.76	0.76	1.07	15
For the Year Ended December 31, 2020
IA	$92.58	$1.39	$9.21	$10.60	$(1.48)	$(6.18)	$(7.66)	$95.52	12.08%	$1,360,099	0.52%	0.52%	1.57%	15%
IB	92.57	1.17	9.17	10.34	(1.25)	(6.18)	(7.43)	95.48	11.79	129,670	0.77	0.77	1.32	15
Hartford Total Return Bond HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$9.45	$0.20	$0.16	$0.36	$—	$—	$—	$9.81	3.81%(5)	$1,238,835	0.51%(6)	0.51%(6)	4.15%(6)	22%(10)
IB	9.40	0.18	0.17	0.35	—	—	—	9.75	3.72 (5)	146,116	0.76 (6)	0.76 (6)	3.90 (6)	22 (10)
For the Year Ended December 31, 2024
IA	$9.57	$0.39	$(0.16)	$0.23	$(0.35)	$—	$(0.35)	$9.45	2.33%	$1,571,992	0.51%	0.51%	4.11%	50%(10)
IB	9.52	0.37	(0.16)	0.21	(0.33)	—	(0.33)	9.40	2.07	152,153	0.76	0.76	3.86	50 (10)
For the Year Ended December 31, 2023
IA	$9.27	$0.35	$0.28	$0.63	$(0.33)	$—	$(0.33)	$9.57	6.97%	$1,621,072	0.50%	0.50%	3.77%	52%(10)
IB	9.22	0.33	0.27	0.60	(0.30)	—	(0.30)	9.52	6.69	166,540	0.75	0.75	3.51	52 (10)
For the Year Ended December 31, 2022
IA	$11.29	$0.29	$(1.88)	$(1.59)	$(0.31)	$(0.12)	$(0.43)	$9.27	(14.21)%	$1,592,156	0.50%	0.50%	2.87%	58%(10)
IB	11.22	0.26	(1.87)	(1.61)	(0.27)	(0.12)	(0.39)	9.22	(14.41)	175,651	0.75	0.75	2.62	58 (10)
For the Year Ended December 31, 2021
IA	$11.98	$0.24	$(0.35)	$(0.11)	$(0.29)	$(0.29)	$(0.58)	$11.29	(0.95)%	$2,045,579	0.50%	0.50%	2.09%	61%(10)
IB	11.91	0.21	(0.35)	(0.14)	(0.26)	(0.29)	(0.55)	11.22	(1.18)	237,952	0.75	0.75	1.84	61 (10)
For the Year Ended December 31, 2020
IA	$11.44	$0.29	$0.73	$1.02	$(0.45)	$(0.03)	$(0.48)	$11.98	9.03%	$2,110,986	0.51%	0.51%	2.45%	62%(10)
IB	11.38	0.26	0.72	0.98	(0.42)	(0.03)	(0.45)	11.91	8.71	265,900	0.76	0.76	2.19	62 (10)
The accompanying notes are an integral part of these financial statements.

69

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Ultrashort Bond HLS Fund
For the Six-Month Period Ended June 30, 2025 (Unaudited)
IA	$10.41	$0.22	$0.02	$0.24	$—	$—	$—	$10.65	2.31%(5)	$442,980	0.45%(6)	0.45%(6)	4.27%(6)	31%
IB	10.40	0.21	0.02	0.23	—	—	—	10.63	2.21 (5)	65,544	0.70 (6)	0.70 (6)	4.02 (6)	31
For the Year Ended December 31, 2024
IA	$10.34	$0.49	$0.04	$0.53	$(0.46)	$—	$(0.46)	$10.41	5.20%	$458,676	0.45%	0.45%	4.67%	63%
IB	10.33	0.46	0.04	0.50	(0.43)	—	(0.43)	10.40	4.91	69,288	0.70	0.70	4.42	63
For the Year Ended December 31, 2023
IA	$9.96	$0.40	$0.11	$0.51	$(0.13)	$—	$(0.13)	$10.34	5.18%	$486,165	0.44%	0.44%	3.95%	56%
IB	9.95	0.37	0.11	0.48	(0.10)	—	(0.10)	10.33	4.88	75,619	0.69	0.69	3.70	56
For the Year Ended December 31, 2022
IA	$10.00	$0.11	$(0.13)	$(0.02)	$(0.02)	$—	$(0.02)	$9.96	(0.17)%	$529,433	0.43%	0.43%	1.10%	66%
IB	9.99	0.08	(0.12)	(0.04)	—	—	—	9.95	(0.40)	83,560	0.68	0.68	0.84	66
For the Year Ended December 31, 2021
IA	$10.09	$0.02	$(0.04)	$(0.02)	$(0.07)	$—	$(0.07)	$10.00	(0.19)%	$605,732	0.44%	0.44%	0.15%	73%
IB	10.09	(0.01)	(0.04)	(0.05)	(0.05)	—	(0.05)	9.99	(0.46)	97,279	0.69	0.69	(0.10)	73
For the Year Ended December 31, 2020
IA	$10.19	$0.10	$0.05	$0.15	$(0.25)	$—	$(0.25)	$10.09	1.44%	$657,375	0.46%	0.46%	0.95%	76%
IB	10.18	0.07	0.06	0.13	(0.22)	—	(0.22)	10.09	1.27	110,250	0.71	0.71	0.67	76

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 35% for the six-month period ended June 30,
2025 and 55%, 59%, 61%, 49% and 48% for the fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020,
respectively.

(8)	Commenced operations on September 18, 2020.
(9)	Per share amount is less than $0.005.
(10)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 181% for the six-month period ended June 30,
2025 and 354%, 422%, 431%, 494% and 564% for the fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020,
respectively.

The accompanying notes are an integral part of these financial statements.

70

Hartford HLS Funds
 Notes to Financial Statements
 June 30, 2025 (Unaudited)

1.
Organization:
Hartford Series Fund, Inc. (the "Company") is an open-end registered management investment company comprised of twelve series, as of June 30, 2025. Financial statements for the series of the Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Hartford Series Fund, Inc.:
Hartford Balanced HLS Fund (the "Balanced HLS Fund")
Hartford Capital Appreciation HLS Fund (the "Capital Appreciation HLS Fund")
Hartford Disciplined Equity HLS Fund (the "Disciplined Equity HLS Fund")
Hartford Dividend and Growth HLS Fund (the "Dividend and Growth HLS Fund")
Hartford Healthcare HLS Fund (the "Healthcare HLS Fund")
Hartford International Opportunities HLS Fund (the "International Opportunities HLS Fund")
Hartford MidCap HLS Fund (the "MidCap HLS Fund")
Hartford Small Cap Growth HLS Fund (the "Small Cap Growth HLS Fund")
Hartford Small Company HLS Fund (the "Small Company HLS Fund")
Hartford Stock HLS Fund (the "Stock HLS Fund")
Hartford Total Return Bond HLS Fund (the "Total Return Bond HLS Fund")
Hartford Ultrashort Bond HLS Fund (the "Ultrashort Bond HLS Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.
At a meeting held February 13-14, 2024, the Board of Directors of Hartford HLS Series Fund II, Inc. approved the reorganization of the Hartford Small Cap Growth HLS Fund, a series of Hartford HLS Series Fund II, Inc., into a newly created “shell” series of the Company. Effective immediately before the opening of business on April 29, 2024, the Small Cap Growth HLS Fund, a series of the Company, acquired all of the assets and liabilities of the Hartford Small Cap Growth HLS Fund (the “Predecessor Fund”), a series of Hartford HLS Series Fund II, Inc., in a tax-free reorganization and adopted the accounting and performance history of the Predecessor Fund (the “Reorganization”). At the time of the Reorganization, the Small Cap Growth HLS Fund had the same investment objective, investment strategies, and investment policies as the Predecessor Fund.
Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund and Disciplined Equity HLS Fund also has registered for sale Class IC shares. Class IA and Class IB shares of each Fund are closed to certain investors. Each of Small Cap Growth HLS Fund and Small Company HLS Fund is closed to new investors, subject to certain exceptions set forth in the Funds' prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.
Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open

71

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

72

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

73

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized capital gains, if any, at least once per year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2025.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new

74

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of June 30, 2025.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2025.
e)
Inflation-Indexed Bonds – Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of June 30, 2025.
f)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of June 30, 2025.

75

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended June 30, 2025, each of Balanced HLS Fund, Capital Appreciation HLS Fund and Total Return Bond HLS Fund had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended June 30, 2025, the Total Return Bond HLS Fund had used Foreign Currency Contracts.
c)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

76

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended June 30, 2025, the Total Return Bond HLS Fund had used Interest Rate Swap Contracts.
d)
Additional Derivative Instrument Information:
Balanced HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$122,772	$—	$—	$—	$—	$122,772
Total	$122,772	$—	$—	$—	$—	$122,772

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

77

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

Balanced HLS Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$120,777	$—	$—	$—	$—	$120,777
Total	$120,777	$—	$—	$—	$—	$120,777
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$100,590	$—	$—	$—	$—	$100,590
Total	$100,590	$—	$—	$—	$—	$100,590
For the period ended June 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	79
Capital Appreciation HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,210,485	$—	$2,210,485
Total	$—	$—	$—	$2,210,485	$—	$2,210,485

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(604,557)	$—	$(604,557)
Total	$—	$—	$—	$(604,557)	$—	$(604,557)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$4,509,222	$—	$4,509,222
Total	$—	$—	$—	$4,509,222	$—	$4,509,222
For the period ended June 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	188

78

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

Total Return Bond HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$2,496,238	$—	$—	$—	$—	$2,496,238
Unrealized appreciation on foreign currency contracts	—	26,697	—	—	—	26,697
Unrealized appreciation on swap contracts(2)	3,426,205	—	—	—	—	3,426,205
Total	$5,922,443	$26,697	$—	$—	$—	$5,949,140
Liabilities:
Unrealized depreciation on futures contracts(1)	$1,993,322	$—	$—	$—	$—	$1,993,322
Unrealized depreciation on foreign currency contracts	—	540,240	—	—	—	540,240
Unrealized depreciation on swap contracts(2)	893,197	—	—	—	—	893,197
Total	$2,886,519	$540,240	$—	$—	$—	$3,426,759

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(4,560,713)	$—	$—	$—	$—	$(4,560,713)
Net realized gain (loss) on swap contracts	857,312	—	—	—	—	857,312
Net realized gain (loss) on foreign currency contracts	—	(2,221,882)	—	—	—	(2,221,882)
Total	$(3,703,401)	$(2,221,882)	$—	$—	$—	$(5,925,283)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$1,221,172	$—	$—	$—	$—	$1,221,172
Net change in unrealized appreciation (depreciation) of swap contracts	(2,106,278)	—	—	—	—	(2,106,278)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,152,260)	—	—	—	(1,152,260)
Total	$(885,106)	$(1,152,260)	$—	$—	$—	$(2,037,366)
For the period ended June 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,874
Futures Contracts Number of Short Contracts	(1,424)
Swap Contracts at Notional Amount	$74,860,000
Foreign Currency Contracts Purchased at Contract Amount	$4,931,536
Foreign Currency Contracts Sold at Contract Amount	$30,937,621
e)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers

79

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of June 30, 2025:
Balanced HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$122,772	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	122,772	—
Derivatives not subject to a MNA	(122,772)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Capital Appreciation HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,210,485	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,210,485	—
Derivatives not subject to a MNA	(2,210,485)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Total Return Bond HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$26,697	$(540,240)
Futures contracts	2,496,238	(1,993,322)
Swap contracts	3,426,205	(893,197)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,949,140	(3,426,759)
Derivatives not subject to a MNA	(5,922,443)	2,886,519
Total gross amount of assets and liabilities subject to MNA or similar agreements	$26,697	$(540,240)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$16,068	$—	$—	$—	$16,068
State Street Global Markets LLC	10,629	—	—	—	10,629
Total	$26,697	$—	$—	$—	$26,697

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(525,085)	$—	$—	$—	$(525,085)
Morgan Stanley & Co. International PLC	(15,155)	—	—	—	(15,155)
Total	$(540,240)	$—	$—	$—	$(540,240)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor

80

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 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

81

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

At December 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Small Company HLS Fund	$65,151,608	$—
Total Return Bond HLS Fund	90,553,117	112,126,207
Ultrashort Bond HLS Fund	611,258	11,728,264
During the year ended December 31, 2024, the International Opportunities HLS Fund utilized $58,513,302, Small Cap Growth HLS Fund utilized $31,478,898, Small Company HLS Fund utilized $26,845,140, Total Return Bond HLS Fund utilized $5,554,300, and Ultrashort Bond HLS Fund utilized $165,400, of prior year capital loss carryforwards.
Each of Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Healthcare HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Cap Growth HLS Fund and Stock HLS Fund had no capital loss carryforwards for U.S. federal tax purposes as of December 31, 2024.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at June 30, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$1,226,434,040	$430,524,925	$(36,572,644)	$393,952,281
Capital Appreciation HLS Fund	2,462,317,006	1,188,080,795	(56,696,647)	1,131,384,148
Disciplined Equity HLS Fund	1,572,912,150	1,387,229,320	(27,895,194)	1,359,334,126
Dividend and Growth HLS Fund	2,147,832,033	1,172,138,371	(30,214,888)	1,141,923,483
Healthcare HLS Fund	76,819,834	34,544,821	(8,944,875)	25,599,946
International Opportunities HLS Fund	569,356,207	230,174,071	(7,152,404)	223,021,667
MidCap HLS Fund	641,282,665	185,374,437	(22,322,885)	163,051,552
Small Cap Growth HLS Fund	432,418,276	112,347,574	(23,672,389)	88,675,185
Small Company HLS Fund	316,169,243	109,877,430	(30,259,772)	79,617,658
Stock HLS Fund	688,863,959	533,694,305	(9,232,028)	524,462,277
Total Return Bond HLS Fund	1,701,404,742	21,087,646	(134,846,251)	(113,758,605)
Ultrashort Bond HLS Fund	510,585,170	1,880,251	(1,956,130)	(75,879)
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Balanced HLS Fund *	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion

82

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

Fund	Management Fee Rates
Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Disciplined Equity HLS Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% on next $5 billion and;
0.5000% over $10 billion
Dividend and Growth HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion
Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion
Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion
Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

83

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

Fund	Management Fee Rates
Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

*
HFMC voluntarily waived a portion of its contractual management fee equal to 0.03% as an annual percentage rate of the Balanced HLS Fund’s average daily net assets from January 1, 2025 through June 30, 2025.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.
d)
Fees Paid Indirectly – Each Fund, except Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended June 30, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended June 30, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. The Company has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares of the Funds and for certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.
Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.
The Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund's 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company's Board of Directors may determine.
f)
Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.
g)
Remuneration Paid to Directors and Officers – For the six-month period ended June 30, 2025, the remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of the Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
h)
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and SS&C GIDS, Inc. ("SS&C"), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such

84

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended June 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.00%*	0.00%*	N/A
Capital Appreciation HLS Fund	0.00%*	0.00%*	0.00%*
Disciplined Equity HLS Fund	0.00%*	0.00%*	0.00%*
Dividend and Growth HLS Fund	0.00%*	0.00%*	N/A
Healthcare HLS Fund	0.01%	0.01%	N/A
International Opportunities HLS Fund	0.00%*	0.00%*	N/A
MidCap HLS Fund	0.00%*	0.00%*	N/A
Small Cap Growth HLS Fund	0.00%*	0.00%*	N/A
Small Company HLS Fund	0.00%*	0.00%*	N/A
Stock HLS Fund	0.00%*	0.00%*	N/A
Total Return Bond HLS Fund	0.00%*	0.00%*	N/A
Ultrashort Bond HLS Fund	0.00%*	0.00%*	N/A

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

85

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of June 30, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced HLS Fund	$455,500	$471,975	$—
Capital Appreciation HLS Fund	24,941,408	8,269,140	17,633,728
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	48,278,286	41,825,528	7,744,775
Healthcare HLS Fund	120,218	123,596	—
International Opportunities HLS Fund	13,932,897	—	14,676,033
MidCap HLS Fund	10,243,065	8,870,375	1,603,845
Small Cap Growth HLS Fund	735,451	757,371	—
Small Company HLS Fund	—	—	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	1,714,751	1,758,410	—
Ultrashort Bond HLS Fund	3,245,645	3,365,860	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Investment Transactions:
For the six-month period ended June 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$307,875,157	$368,182,253	$224,458,377	$235,378,632	$532,333,534	$603,560,885
Capital Appreciation HLS Fund	1,056,897,450	1,258,517,255	—	—	1,056,897,450	1,258,517,255
Disciplined Equity HLS Fund	475,469,407	653,869,915	—	—	475,469,407	653,869,915
Dividend and Growth HLS Fund	720,909,212	882,795,784	—	—	720,909,212	882,795,784
Healthcare HLS Fund	21,920,494	31,712,279	—	—	21,920,494	31,712,279
International Opportunities HLS Fund	197,758,410	349,895,817	—	—	197,758,410	349,895,817
MidCap HLS Fund	258,611,637	314,643,528	—	—	258,611,637	314,643,528
Small Cap Growth HLS Fund	250,840,407	267,566,367	—	—	250,840,407	267,566,367
Small Company HLS Fund	130,354,203	151,284,387	—	—	130,354,203	151,284,387
Stock HLS Fund	196,364,272	285,933,660	—	—	196,364,272	285,933,660
Total Return Bond HLS Fund	247,637,000	430,607,352	105,497,133	275,412,578	353,134,133	706,019,930
Ultrashort Bond HLS Fund	132,094,274	117,964,477	8,255,352	5,198,455	140,349,626	123,162,932
10.
Capital Share Transactions:
The following information is for the six-month period ended June 30, 2025 and the year ended December 31, 2024:
	For the Six-Month Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Balanced HLS Fund
Class IA
Shares Sold	232,028	$6,833,154	463,529	$13,939,268
Shares Issued for Reinvested Dividends	—	—	4,270,906	127,661,244
Shares Redeemed	(3,339,230)	(98,757,287)	(7,178,186)	(215,915,189)
Net Increase (Decrease)	(3,107,202)	(91,924,133)	(2,443,751)	(74,314,677)
Class IB
Shares Sold	20,215	$604,117	28,076	$875,405
Shares Issued for Reinvested Dividends	—	—	509,669	15,623,886
Shares Redeemed	(442,988)	(13,462,498)	(1,018,350)	(31,370,497)
Net Increase (Decrease)	(422,773)	(12,858,381)	(480,605)	(14,871,206)
Total Net Increase (Decrease)	(3,529,975)	$(104,782,514)	(2,924,356)	$(89,185,883)

86

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

	For the Six-Month Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Capital Appreciation HLS Fund
Class IA
Shares Sold	383,686	$18,831,042	342,579	$17,610,367
Shares Issued for Reinvested Dividends	—	—	3,021,134	161,203,349
Shares Redeemed	(4,304,485)	(224,481,397)	(9,538,481)	(488,441,644)
Net Increase (Decrease)	(3,920,799)	(205,650,355)	(6,174,768)	(309,627,928)
Class IB
Shares Sold	26,299	$1,292,776	55,309	$2,764,816
Shares Issued for Reinvested Dividends	—	—	346,469	17,979,552
Shares Redeemed	(520,088)	(26,283,715)	(1,274,730)	(63,374,046)
Net Increase (Decrease)	(493,789)	(24,990,939)	(872,952)	(42,629,678)
Class IC
Shares Sold	5,030	$261,346	14,175	$714,674
Shares Issued for Reinvested Dividends	—	—	13,651	712,861
Shares Redeemed	(24,810)	(1,235,992)	(37,306)	(1,923,945)
Net Increase (Decrease)	(19,780)	(974,646)	(9,480)	(496,410)
Total Net Increase (Decrease)	(4,434,368)	$(231,615,940)	(7,057,200)	$(352,754,016)
Disciplined Equity HLS Fund
Class IA
Shares Sold	843,358	$17,535,274	975,656	$21,069,264
Shares Issued for Reinvested Dividends	—	—	5,591,379	123,659,813
Shares Redeemed	(7,392,764)	(165,364,184)	(16,442,839)	(354,598,425)
Net Increase (Decrease)	(6,549,406)	(147,828,910)	(9,875,804)	(209,869,348)
Class IB
Shares Sold	141,955	$2,962,426	378,815	$7,986,211
Shares Issued for Reinvested Dividends	—	—	645,161	13,971,168
Shares Redeemed	(1,170,703)	(25,665,141)	(2,653,460)	(55,859,362)
Net Increase (Decrease)	(1,028,748)	(22,702,715)	(1,629,484)	(33,901,983)
Class IC
Shares Sold	46,608	$1,057,437	66,816	$1,398,427
Shares Issued for Reinvested Dividends	—	—	131,543	2,893,595
Shares Redeemed	(315,878)	(7,022,972)	(627,658)	(13,429,102)
Net Increase (Decrease)	(269,270)	(5,965,535)	(429,299)	(9,137,080)
Total Net Increase (Decrease)	(7,847,424)	$(176,497,160)	(11,934,587)	$(252,908,411)
Dividend and Growth HLS Fund
Class IA
Shares Sold	1,185,716	$27,967,599	3,299,854	$79,257,205
Shares Issued for Reinvested Dividends	—	—	10,654,822	255,244,168
Shares Redeemed	(8,268,360)	(195,569,543)	(25,469,404)	(619,305,017)
Net Increase (Decrease)	(7,082,644)	(167,601,944)	(11,514,728)	(284,803,644)
Class IB
Shares Sold	142,056	$3,343,143	278,429	$6,641,970
Shares Issued for Reinvested Dividends	—	—	1,346,804	31,926,825
Shares Redeemed	(1,342,577)	(31,423,649)	(2,519,657)	(60,241,191)
Net Increase (Decrease)	(1,200,521)	(28,080,506)	(894,424)	(21,672,396)
Total Net Increase (Decrease)	(8,283,165)	$(195,682,450)	(12,409,152)	$(306,476,040)
Healthcare HLS Fund
Class IA
Shares Sold	201,531	$3,261,850	352,180	$6,200,375
Shares Issued for Reinvested Dividends	—	—	42,262	797,065
Shares Redeemed	(559,595)	(9,106,055)	(1,377,406)	(24,124,235)
Net Increase (Decrease)	(358,064)	(5,844,205)	(982,964)	(17,126,795)

87

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

	For the Six-Month Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	22,418	$320,453	48,662	$747,166
Shares Issued for Reinvested Dividends	—	—	12,593	208,541
Shares Redeemed	(138,777)	(2,033,257)	(366,151)	(5,614,393)
Net Increase (Decrease)	(116,359)	(1,712,804)	(304,896)	(4,658,686)
Total Net Increase (Decrease)	(474,423)	$(7,557,009)	(1,287,860)	$(21,785,481)
International Opportunities HLS Fund
Class IA
Shares Sold	1,793,337	$31,340,377	2,372,445	$38,426,206
Shares Issued for Reinvested Dividends	—	—	706,841	11,938,546
Shares Redeemed	(10,432,734)	(184,822,298)	(8,846,284)	(142,473,718)
Net Increase (Decrease)	(8,639,397)	(153,481,921)	(5,766,998)	(92,108,966)
Class IB
Shares Sold	77,309	$1,362,023	105,985	$1,759,138
Shares Issued for Reinvested Dividends	—	—	56,893	981,972
Shares Redeemed	(446,909)	(7,890,514)	(904,678)	(14,929,343)
Net Increase (Decrease)	(369,600)	(6,528,491)	(741,800)	(12,188,233)
Total Net Increase (Decrease)	(9,008,997)	$(160,010,412)	(6,508,798)	$(104,297,199)
MidCap HLS Fund
Class IA
Shares Sold	411,213	$11,361,916	808,485	$22,656,543
Shares Issued for Reinvested Dividends	—	—	667,971	18,435,999
Shares Redeemed	(2,135,077)	(59,457,903)	(11,864,079)	(330,175,251)
Net Increase (Decrease)	(1,723,864)	(48,095,987)	(10,387,623)	(289,082,709)
Class IB
Shares Sold	52,414	$1,344,934	50,846	$1,343,636
Shares Issued for Reinvested Dividends	—	—	82,997	2,140,506
Shares Redeemed	(305,659)	(7,777,505)	(670,331)	(17,741,679)
Net Increase (Decrease)	(253,245)	(6,432,571)	(536,488)	(14,257,537)
Total Net Increase (Decrease)	(1,977,109)	$(54,528,558)	(10,924,111)	$(303,340,246)
Small Cap Growth HLS Fund
Class IA
Shares Sold	412,085	$10,544,606	1,595,154	$44,397,307
Shares Issued for Reinvested Dividends	—	—	58,663	1,695,941
Shares Redeemed	(1,054,450)	(28,660,829)	(11,347,111)	(332,860,115)
Net Increase (Decrease)	(642,365)	(18,116,223)	(9,693,294)	(286,766,867)
Class IB
Shares Sold	660,400	$15,736,792	578,707	$15,202,614
Shares Issued for Reinvested Dividends	—	—	7,101	191,953
Shares Redeemed	(580,793)	(14,596,360)	(1,124,694)	(29,030,090)
Net Increase (Decrease)	79,607	1,140,432	(538,886)	(13,635,523)
Total Net Increase (Decrease)	(562,758)	$(16,975,791)	(10,232,180)	$(300,402,390)
Small Company HLS Fund
Class IA
Shares Sold	480,479	$7,985,059	831,713	$14,201,094
Shares Redeemed	(1,549,931)	(26,611,125)	(3,693,170)	(62,397,140)
Net Increase (Decrease)	(1,069,452)	(18,626,066)	(2,861,457)	(48,196,046)
Class IB
Shares Sold	49,955	$682,693	126,300	$1,794,863
Shares Redeemed	(207,373)	(2,896,195)	(554,477)	(7,767,744)
Net Increase (Decrease)	(157,418)	(2,213,502)	(428,177)	(5,972,881)
Total Net Increase (Decrease)	(1,226,870)	$(20,839,568)	(3,289,634)	$(54,168,927)

88

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

	For the Six-Month Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Stock HLS Fund
Class IA
Shares Sold	30,528	$3,087,862	49,632	$5,088,447
Shares Issued for Reinvested Dividends	—	—	534,553	55,200,279
Shares Redeemed	(777,430)	(78,323,774)	(1,576,533)	(161,072,547)
Net Increase (Decrease)	(746,902)	(75,235,912)	(992,348)	(100,783,821)
Class IB
Shares Sold	9,843	$993,605	14,376	$1,469,010
Shares Issued for Reinvested Dividends	—	—	44,937	4,636,580
Shares Redeemed	(80,812)	(8,135,725)	(169,376)	(17,248,025)
Net Increase (Decrease)	(70,969)	(7,142,120)	(110,063)	(11,142,435)
Total Net Increase (Decrease)	(817,871)	$(82,378,032)	(1,102,411)	$(111,926,256)
Total Return Bond HLS Fund
Class IA
Shares Sold	4,907,351	$47,103,276	16,270,594	$155,436,683
Shares Issued for Reinvested Dividends	—	—	5,922,620	57,330,959
Shares Redeemed	(44,972,560)	(433,854,827)	(25,263,417)	(242,182,908)
Net Increase (Decrease)	(40,065,209)	(386,751,551)	(3,070,203)	(29,415,266)
Class IB
Shares Sold	248,365	$2,367,395	990,795	$9,444,466
Shares Issued for Reinvested Dividends	—	—	553,651	5,337,196
Shares Redeemed	(1,441,053)	(13,738,836)	(2,854,411)	(27,213,748)
Net Increase (Decrease)	(1,192,688)	(11,371,441)	(1,309,965)	(12,432,086)
Total Net Increase (Decrease)	(41,257,897)	$(398,122,992)	(4,380,168)	$(41,847,352)
Ultrashort Bond HLS Fund
Class IA
Shares Sold	1,683,926	$17,684,723	2,690,600	$28,037,421
Shares Issued for Reinvested Dividends	—	—	1,970,533	20,217,668
Shares Redeemed	(4,146,588)	(43,668,853)	(7,629,858)	(79,749,705)
Net Increase (Decrease)	(2,462,662)	(25,984,130)	(2,968,725)	(31,494,616)
Class IB
Shares Sold	381,843	$4,003,614	706,062	$7,362,395
Shares Issued for Reinvested Dividends	—	—	278,150	2,853,816
Shares Redeemed	(875,575)	(9,188,200)	(1,646,000)	(17,179,363)
Net Increase (Decrease)	(493,732)	(5,184,586)	(661,788)	(6,963,152)
Total Net Increase (Decrease)	(2,956,394)	$(31,168,716)	(3,630,513)	$(38,457,768)
11.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. From January 1, 2025 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended June 30, 2025, none of the Funds had borrowings under these facilities.
12.
Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

89

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2025 (Unaudited)

13.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
14.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

90

Hartford HLS Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

91

Hartford HLS Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

92

Hartford HLS Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by Hartford Series Fund, Inc. (the "Company") during the period January 1, 2025 through June 30, 2025:
(1) All directors and all members of any advisory board for regular compensation: $105,349.
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of the Company paid any remuneration to their officers. The aggregate remuneration paid to the CCO by all of the series of the Company is as follows: $9,520.
(4) Each person of whom any officer or director of the Funds is an affiliated person: Not applicable.

93

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period January 1, 2025 through June 30, 2025.

94

Series of Hartford Series Fund, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Insurance  Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.
This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
HLSSAR25 08/25 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: August 25, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 25, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Date: August 25, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (Principal Accounting Officer) and Principal/Chief Financial Officer